[As Filed on 07/03/16]
(Translation)
COVER PAGE

Filing Documents:	AMENDMENT TO SECURITIES REGISTRATION
STATEMENT

Place where this Amendment to Securities	Director-General of Kanto Local Finance Bureau
Registration Statement is being filed:

Filing Date:	March 16, 2007

Name of the Registrant Fund:	PUTNAM U.S. GOVERNMENT INCOME TRUST

Name and Official Title of Representative of	Charles E. Porter
Trustees:	Executive Vice President, Associate Treasurer
Compliance Liaison and Principal Executive
Officer

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Attorney-in-fact:	Akihiro Wani
Attorney-at-Law

Address or Location of Attorney-in-fact:	Gaikokuho Kyodo-Jigyo Horitsu Jimusho
Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

Name of Liaison Contact:	Akihiro Wani
Attorney-at-Law

Place of Liaison Contact:	Gaikokuho Kyodo-Jigyo Horitsu Jimusho
Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

Phone Number:	03-6212-1200

Name of the Fund Making Public Offering or	PUTNAM U.S. GOVERNMENT INCOME TRUST
Sale of Foreign Investment Fund Securities to
be covered by the Securities Registration
Statement:

Type and Aggregate Amount of Foreign	Up to 97.17 million Class M Shares. Up to the
Investment Fund Securities to be Publicly	total amount obtained by aggregating the
Offered or Sold to be covered by the	amounts calculated by multiplying the respective
Securities Registration Statement:	net asset value per Class M Share in respect of
97.17 million Class M Shares. (The maximum
amount expected to be sold is 1,273.90 million

U.S. dollars (JPY 145.7 billion).

Note 1:	U.S.$ amount is translated into Japanese Yen at the rate of U.S.$1.00=JPY121.73, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2007.

Note 2:	The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 31, 2006 (U.S.$13.11) by 97.17 million Class M Shares for convenience.

Places where a copy of this Amendment to	Not applicable.
Securities Registration Statement is available
for Public Inspection:

I.	REASON FOR FILING THIS AMENDMENT TO SECURITIES
REGISTRATION STATEMENT:

This statement purports to amend and update the information of the Securities Registration
Statement (“Original SRS”) filed on March 31, 2006 (as amended on June 30, 2006).

II.	CONTENTS OF THE AMENDMENTS:

The following information in the Original SRS shall be amended as follows.

The revised parts are underlined.

Front Cover

[Before Amendment]

Name and Official Title of Representative of	Charles E. Porter
Trustees:	Executive Vice President, Associate Treasurer
and Principal Executive Officer

[After Amendment]

Name and Official Title of Representative of	Charles E. Porter
Trustees:	Executive Vice President, Associate Treasurer,
Compliance Liaison and Principal Executive
Officer

PART I.	INFORMATION CONCERNING SECURITIES

(12)	MISCELLANEOUS:

3.	Method of Subscription:

[Before Amendment]
(omitted)

The subscription amount shall be paid in dollars to the account of the Fund with Putnam
Fiduciary Trust Company as custodian bank for the Fund by MUS on the Payment Date.

[After Amendment]

(omitted)

The subscription amount shall be paid in dollars to the account of the Fund with Putnam
Fiduciary Trust Company as custodian for the Fund by MUS on the Payment Date.

1

5. Fees and Expenses

[Before Amendment]

This table summarizes the fees and expenses the investors may pay if they invest in the Fund. Expenses are based on the Fund’s last fiscal year.

Shareholder Fees (fees paid directly from the investors’ investment)*

Maximum sales charge (load) imposed on purchases (as a
percentage of the offering price)	3.25% / 3.40%**

Maximum deferred sales charge (load) (as a percentage of the
original purchase price or redemption proceeds, whichever is lower)	None***

Maximum Redemption Fee**** (as a percentage of total redemption
proceeds)	2.00%

* Certain investments in class M shares may qualify for discounts on applicable sales charges.

** Percentage after consumption tax applicable in Japan (3.25 % before consumption tax).

*** A deferred sales charge of 0.40% on class M shares may be imposed on certain redemptions of shares bought without an initial sales charge outside of Japan.

**** A 2.00% redemption fee (also referred to as a “short-term trading fee”) may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase. (Redemption fees will not apply to redemptions from omnibus accounts in which Japanese shareholders invest.)

[After Amendment]

This table summarizes the fees and expenses the investors may pay if they invest in the Fund. Expenses are based on the Fund’s last fiscal year.

Shareholder Fees (fees paid directly from the investors’ investment)*

Maximum sales charge (load) imposed on purchases (as a
percentage of the offering price)	3.25% / 3.40%**

Maximum deferred sales charge (load) (as a percentage of the
original purchase price or redemption proceeds, whichever is lower)	None***

Maximum Redemption Fee**** (as a percentage of total redemption
proceeds)	1.00%

* Certain investments in class M shares may qualify for discounts on applicable sales charges.

** Percentage after consumption tax applicable in Japan (3.25 % before consumption tax).

*** A deferred sales charge of 0.40% on class M shares may be imposed on certain redemptions of shares bought without an initial sales charge outside of Japan.

**** A 1.00% redemption fee (also referred to as a “short-term trading fee”) may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 7 days of purchase.  (Redemption fees will not apply to redemptions from omnibus accounts in which Japanese shareholders invest.)

2

PART II. INFORMATION CONCERNING FUND

I. DESCRIPTION OF THE FUND

1. NATURE OF THE FUND

(2) Structure of the Fund

A. Structure of the Fund:

[Before Amendment]

3

[After Amendment]

* Effective January 1, 2007, the Fund retained State Street Bank and Trust Company as its custodian. Putnam Fiduciary Trust Company, the Fund’s previous custodian, is managing the transfer of the Fund’s assets and will remain custodian with respect to the Fund assets until the assets are transferred. This transfer is expected to be completed during the first half of 2007.

4

A. Name and role in the Fund’s management of the Investment Management Company and related companies of the Fund, and summary of the agreements, etc.

The underlined information will be added.

Role in the management of the Fund
Name		Summary of the agreement, etc.

Putnam Investment	Investment Management	The Investment Management
Management, LLC	Company	Company has entered into the
Management Contract with the
Fund as of July 8, 1994, which
sets out that the Investment
Management Company provides
with the Fund the investment
management services and
investment advisory services in
relation to the Fund’s assets.

State Street Bank and Trust	Custodian (Note)	The Custodian has entered into
Company		the Master Custodian Agreement
with the Fund as of January 1,
2007, which sets out that the
Custodian serves as a custodian
of the Fund’s assets.

	Sub-Accounting Agent	The Sub-Accounting Agent has
entered into the Master Sub-
Accounting Services Agreement
with Putnam Investment
Management, LLC as of January
1, 2007, which sets out that it
provides certain fund accounting
and recordkeeping services.

Putnam Fiduciary Trust	Custodian (Note)	The Custodian has entered into
Company		the Custodian Agreement with the
Fund as of May 3, 1991, as
amended July 13, 1992, which
sets out that the Custodian serves
as a custodian of the Fund’s
assets.

	Investor Servicing Agent	The Investor Servicing Agent has
entered into the Amended and
Restated Investor Servicing
Agreement with the Fund as of
January 1, 2005, which sets out
that the Investor Servicing Agent
provides all services required by
the Fund in connection with the
establishment, maintenance and

5

Role in the management of the Fund
Name		Summary of the agreement, etc.

recording of shareholder
accounts, including without
limitation all related tax and other
reporting requirements, and the
implementation of investment and
redemption arrangements offered
in connection with the sale of the
Fund’s shares.

Putnam Retail Management	Principal Underwriter	The Principal Underwriter has
Limited Partnership		entered into the Distributor’s
Contract with the Fund as of June
10, 2005, which sets out that the
Principal Underwriter distributes
the shares of the Fund.

Mitsubishi UFJ Securities, Co.,	Distributor in Japan	The Distributor in Japan has
Ltd.		entered into the Japan Dealer
Sales Contract with the Putnam
Retail Management as of
November 25, 1997, which sets
out that the Distributor in Japan
forwards sales and repurchase
orders in Japan to the Putnam
Retail Management.

	Agent Securities Company	The Agent Securities Company
has entered into the Agent
Securities Company Agreement
with the Fund as of November 6,
1997, which sets out that the
Agent Securities Company
distributes prospectus, makes
public in Japan the daily net asset
value per share of the Fund, and
distributes any documents
required to be prepared in
accordance with the applicable
laws and regulations of Japan.

(Note) Effective January 1, 2007, the Fund retained State Street Bank and Trust Company as its custodian. Putnam Fiduciary Trust Company, the Fund’s previous custodian, is managing the transfer of the Fund’s assets and will remain custodian with respect to the Fund assets until the assets are transferred. This transfer is expected to be completed during the first half of 2007.

6

4 FEES, ETC. AND TAXES

(3) Management Fee, etc.:

B. Custodian Fee and Charges of the Investor Servicing Agent

[Before Amendment]

Putnam Fiduciary Trust Company, the Fund’s Custodian, is entitled to receive, out of the assets of the Fund, reasonable compensation for its services and expenses as Custodian, as agreed from time to time between the Fund and the Custodian, not including fees paid by the Custodian to any sub-custodian, payable monthly based on the average daily total net assets of the Fund during the relevant month. Any reasonable disbursements and out-of-pocket expenses (including without limitation telephone, telex, cable and postage expenses) incurred by the Custodian, and any custody charges of banks and financial institutions to whom the custody of assets of the Fund is entrusted, are borne by the Fund.

(omitted)

[After Amendment]

Effective January 1, 2007, the Fund retained State Street Bank and Trust Company, 225 Franklin Street, Boston Massachusetts 02110 and 2 Avenue de Lafayette, Boston, Massachusetts 02111, (“State Street”) as its custodian. Putnam Fiduciary Trust Company, the Fund’s previous custodian, is managing the transfer of the Fund’s assets to State Street. This transfer is expected to be completed during the first half of 2007. State Street is responsible for safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the Fund’s investments, serving as the Fund’s foreign custody manager, providing reports on foreign securities depositories, making payments covering the expenses of the Fund and performing other administrative duties. State Street does not determine the investment policies of the Fund or decide which securities the Fund will by or sell. State Street has a lien on the Fund’s assets to secure charges and advances made by it.

Putnam Fiduciary Trust Company will remain custodian with respect to the Fund’s assets until the assets are transferred, performing similar services to those described for State Street. The Fund pays State Street and Putnam Fiduciary Trust Company an annual fee based on the Fund’s assets held with each of them and on securities transactions processed by each of them and reimburses them for certain out-of-pocket expenses. In addition to the fees the Fund pays to Putnam Fiduciary Trust Company for providing custody services, the Fund will make additional payments to Putnam Fiduciary Trust Company in 2007 for managing the transition of custody services from Putnam Fiduciary Trust Company to State Street and for providing oversight services. The Fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The Fund also has an offset arrangement that may reduce the Fund’s custody fee based on the amount of cash maintained by its custodian.

(omitted)

7

PART III DETAILED INFORMATION CONCERNING THE FUND

II PROCEDURES, ETC.

2. Procedures for Repurchase of Shares, etc.:

A. Repurchase in the United States

[Before Amendment]

(omitted)

The Fund will impose a short-term trading fee of 2.00% of the total redemption amount (calculated at market value) if the investors sell or exchange their shares after holding them for 5 days or less (including the investors purchased the shares by exchange). The short-term trading fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. The short-term trading fee will not apply in certain circumstances, such as redemptions in the event of shareholder death or post-purchase disability, redemptions from accounts established as part of a Section 529 college savings plan, redemptions from certain omnibus accounts, redemptions made as part of a systematic withdrawal plan, and redemptions in connection with periodic portfolio rebalancings of certain wrap accounts or automatic rebalancing arrangements. In addition, for investors in defined contribution plans administered by Putnam or a Putnam affiliate, the short-term trading fee will not apply to redemptions to pay distributions or loans from such plans, redemptions of shares purchased directly with contributions by a plan participant or sponsor and redemptions of shares purchased in connection with loan payments. These exceptions may also apply to defined contribution plans administered by third parties that assess the Fund’s short-term trading fee. For purposes of determining whether the short-term trading fee applies, the shares that were held the longest will be redeemed first. Some financial intermediaries, retirement plan sponsors or recordkeepers that hold omnibus accounts with the Fund are currently unable or unwilling to assess the Fund’s short-term trading fee. Some of these firms use different systems or criteria to assess fees that are currently higher than, and in some cases in addition to, the Fund’s short-term trading fee.

(omitted)

[After Amendment]

(omitted)

The Fund will impose a short-term trading fee of 1.00% of the total redemption amount (calculated at market value) if the investors sell or exchange their shares after holding them for 7 days or less (including the investors purchased the shares by exchange). The short-term trading fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. The short-term trading fee will not apply in certain circumstances, such as redemptions in the event of shareholder death or

8

post-purchase disability, redemptions from accounts established as part of a Section 529 college savings plan, redemptions from certain omnibus accounts, redemptions made as part of a systematic withdrawal plan, and redemptions in connection with periodic portfolio rebalancings of certain wrap accounts or automatic rebalancing arrangements. In addition, for investors in defined contribution plans administered by Putnam or a Putnam affiliate, the short-term trading fee will not apply to redemptions to pay distributions or loans from such plans, redemptions of shares purchased directly with contributions by a plan participant or sponsor and redemptions of shares purchased in connection with loan payments. These exceptions may also apply to defined contribution plans administered by third parties that assess the Fund’s short-term trading fee. For purposes of determining whether the short-term trading fee applies, the shares that were held the longest will be redeemed first. Some financial intermediaries, retirement plan sponsors or recordkeepers that hold omnibus accounts with the Fund are currently unable or unwilling to assess the Fund’s short-term trading fee. Some of these firms use different systems or criteria to assess fees that are currently higher than, and in some cases in addition to, the Fund’s short-term trading fee.

(omitted)

III. MANAGEMENT AND ADMINISTRATION

1. OUTLINE OF MANAGEMENT OF ASSETS, ETC.:

(5) Miscellaneous:

B. Procedures Relating to the Changes to the Deed and the Amendments to the Agreements with the Related Companies, etc.

[Before Amendment]

(d) Custodian Agreement

Custodian Agreement shall continue in full force and effect until terminated as thereinafter provided, may be amended at any time by mutual agreement of the parties thereto and may be terminated by either party by an instrument in writing delivered or mailed, postage prepaid to the other party, such termination to take effect not sooner than thirty days after the date of mailing; provided, that either party may at any time immediately terminate the Custodian Agreement in the event of the appointment of a conservator or receiver for the other party or upon the happening of a like event at the direction of an appropriate regulatory agency or court of competent jurisdiction. No provision of the Custodian Agreement may be amended or terminated except by a statement in writing signed by the party against which enforcement of the amendment or termination is sought.

(d) Investor Servicing Agreement

(omitted)

(e) Distributor’s Contract

9

(omitted)

 (f) Agent Securities Company Agreement

(omitted)

(g) Japan Dealer Sales Contract

(omitted)

[After Amendment]

(d) Custodian Agreement

Custodian Agreement with Putnam Fiduciary Trust Company shall continue in full force and effect until terminated as thereinafter provided, may be amended at any time by mutual agreement of the parties thereto and may be terminated by either party by an instrument in writing delivered or mailed, postage prepaid to the other party, such termination to take effect not sooner than thirty days after the date of mailing; provided, that either party may at any time immediately terminate the Custodian Agreement in the event of the appointment of a conservator or receiver for the other party or upon the happening of a like event at the direction of an appropriate regulatory agency or court of competent jurisdiction. No provision of the Custodian Agreement may be amended or terminated except by a statement in writing signed by the party against which enforcement of the amendment or termination is sought.

Custodian Agreement with State Street Bank and Trust Company may be modified or amended from time to time by mutual written agreement of the parties thereto. It shall continue in full force and effect for an initial term of four (4) years from the date of execution, and shall automatically renew for additional consecutive three (3) years, unless either party gives one hundred eighty (180) days’ prior written notice to the other of its intent not to renew. If such agreement is terminated, the Custodian shall, at reasonable request of the Fund, and subject to the consent of the Custodian, continue to provide services thereunder for a period not exceed ninety (90) days from the termination date.

(e) Investor Servicing Agreement

(omitted)

(f) Distributor’s Contract

(omitted)

(g) Agent Securities Company Agreement

(omitted)

(h) Japan Dealer Sales Contract

(omitted)

10

PART IV. SPECIAL INFORMATION

II. OUTLINE OF THE OTHER RELATED COMPANIES

1. NAMES, AMOUNT OF CAPITAL AND DESCRIPTION OF BUSINESS

The following information will be added.

D. State Street Bank and Trust Company (the Custodian)

(1) Amount of Capital:

U.S.$6,769 million (JPY 823,990 million) as of December 31, 2006

(2) Description of Business:

State Street Bank and Trust Company is a Massachusetts trust company and a principal bank subsidiary of State Street Corporation which is a financial holding company organized under the laws of the Commonwealth of Massachusetts.

2. OUTLINE OF BUSINESS RELATIONSHIP WITH THE FUND

[Before Amendment]

A. Putnam Fiduciary Trust Company (the Transfer Agent, Shareholder Service Agent and Custodian)

Putnam Fiduciary Trust Company provides transfer agent services, shareholder services and custody services to the Fund.

[After Amendment]

A. Putnam Fiduciary Trust Company (the Transfer Agent, Shareholder Service Agent and Custodian)

Putnam Fiduciary Trust Company provides transfer agent services and shareholder services to the Fund. It will remain custodian with respect to Fund assets until the assets are transferred to State Street Bank and Trust Company, the successor Custodian.

Also, the following information will be added.

D. State Street Bank and Trust Company (the Custodian)

State Street Bank and Trust Company provides a custody service of the Fund assets to the Fund.

3 CAPITAL RELATIONSHIPS

[Before Amendment]

100% of interest in Putnam Investment Management, LLC, the Custodian and Putnam Retail Management Limited Partnership are held by Putnam, LLC.

11

[After Amendment]

100% of interest in Putnam Investment Management, LLC, Putnam Fiduciary Trust Company and Putnam Retail Management Limited Partnership are held by Putnam, LLC.

12

[As filed copy]
(Translation)
COVER PAGE

Filing Documents:	EXTRAORDINARY REPORT

Place where this Extraordinary Report is	Director-General of Kanto Local Finance Bureau
being filed:

Filing Date:	March 16, 2007

Name of the Fund:	PUTNAM U.S. GOVERNMENT INCOME TRUST

Name of the Registrant Fund:	PUTNAM U.S. GOVERNMENT INCOME TRUST

Name and Official Title of Representative of	Charles E. Porter
Trustees:	Executive Vice President, Associate Treasurer
Compliance Liaison and Principal Executive
Officer

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Attorney-in-fact:	Akihiro Wani
Attorney-at-Law

Address or Location of Attorney-in-fact:	Gaikokuho Kyodo-Jigyo Horitsu Jimusho
Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

Name of Liaison Contact:	Akihiro Wani
Attorney-at-Law

Place of Liaison Contact:	Gaikokuho Kyodo-Jigyo Horitsu Jimusho
Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

Phone Number:	03-6212-1200

Places where a copy of this Extraordinary	Not applicable.
Report is available for Public Inspection:

I.	REASON FOR FILING THIS EXTRAORDINARY REPORT:

Since changes were made to one of the main related companies of Putnam U.S.
Government Income Trust (the “Fund”), this Extraordinary Report is filed pursuant to the provisions of Article 24-5, Paragraph 4 of the Securities Exchange Law and Article 29,
Paragraph 2, Item 2 of the Cabinet Office Ordinance relating to the Disclosure of the
Specified Securities.

II.	CONTENTS OF THE REPORTS

Effective January 1, 2007, the Fund retained State Street Bank and Trust Company as its custodian. Putnam Fiduciary Trust Company, the Fund’s previous custodian, is managing the transfer of the Fund’s assets and will remain custodian with respect to the Fund assets until the assets are transferred. This transfer is expected to be completed during the first half of 2007.

(1)	Name, Amount of Capital and Description of Business
(i) Company Name:
State Street Bank and Trust Company
(ii) Amount of Capital:
U.S.$6,769 million (JPY 823,990 million) as of December 31, 2006
	Note:	U.S.$ amount is translated into Japanese Yen at the rate of
U.S.$1.00=JPY121.73, the mean of the exchange rate quotations by The Bank of
Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2007.
(iii) Description of Business
Custody of the Fund’s assets

(2)	Effective date of changes
January 1, 2007

1

[As filed copy]

(Translation)

COVER PAGE

Filing Documents:	SECURITIES REGISTRATION STATEMENT

Place where this Securities Registration	Director-General of Kanto Local Finance Bureau
Statement is being filed:

Filing Date:	March 30, 2007

Name of the Registrant Fund:	PUTNAM U.S. GOVERNMENT INCOME TRUST

Name and Official Title of Representative of	Charles E. Porter
Trustees:	Executive Vice President, Associate Treasurer
Compliance Liaison and Principal Executive
Officer

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Attorney-in-fact:	Akihiro Wani
Attorney-at-Law

Address or Location of Attorney-in-fact:	Gaikokuho Kyodo-Jigyo Horitsu Jimusho
Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

Name of Liaison Contact:	Akihiro Wani
Attorney-at-Law

Place of Liaison Contact:	Gaikokuho Kyodo-Jigyo Horitsu Jimusho
Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

Phone Number:	03-6212-1200

Name of the Fund Making Public Offering or	PUTNAM U.S. GOVERNMENT INCOME TRUST
Sale of Foreign Investment Fund Securities to
be covered by this Securities Registration
Statement:

Type and Aggregate Amount of Foreign	Up to 97.17 million Class M Shares. Up to the
Investment Fund Securities to be Publicly	total amount obtained by aggregating the
Offered or Sold to be covered by this	amounts calculated by multiplying the respective
Securities Registration Statement:	net asset value per Class M Share in respect of
97.17 million Class M Shares. (The maximum
amount expected to be sold is 1,265 million U.S.
dollars (JPY 154 billion).

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$1.00=JPY121.73, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2007.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 31, 2007 (U.S.$13.02) by 97.17 million Class M Shares for convenience.

Places where a copy of this Securities	Not applicable.
Registration Statement is available for Public
Inspection:

PART I. INFORMATION CONCERNING SECURITIES

(1) NAME OF FUND:

PUTNAM U.S. GOVERNMENT INCOME TRUST (hereinafter referred to as the “Fund”)

(2) TYPE, ETC. OF FOREIGN INVESTMENT FUND SECURITIES:

Five classes of shares (Class A shares, Class B shares, Class C shares, Class M shares and Class Y shares). Qualified employee-benefit plans may also choose class R shares. Registered shares without par value. Shares of beneficial interest of no par value. Shares may be subscribed additionally. In Japan, only Class M Shares (hereinafter referred to as the “Shares”) are for public offering. No rating has been acquired.

(3) TOTAL AMOUNT OF ISSUE (OFFERING) PRICE:

Up to the total amount obtained by aggregating the amounts calculated by multiplying the respective net asset value per Share in respect of 97.17 million Shares. (The maximum amount expected to be sold is 1,265 million U.S. dollars (JPY 154 billion).

Note 1: The maximum amount expected to be sold is the amount calculated, for convenience, by multiplying the net asset value per Share as of January 31, 2007 ($13.02) by the number of Shares to be offered (97.17 million).

Note 2: Dollar amount is translated for convenience at the rate of $1.00 = JPY 121.73 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2007). The same conversion applies hereinafter.

Note 3: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the “total column” is not equal to the aggregate amount. Also, conversion into yen is calculated by multiplying the corresponding dollar amount by the conversion rate specified and by rounding up when necessary. As a result, there are cases in which Japanese yen figures for the same information may differ from each other.

(4) ISSUE (OFFERING) PRICE:

The net asset value per Share next calculated on a Fund Business Day after the application for purchase is received by the Fund.

Note: A “Fund Business Day” means a day on which the New York Stock Exchange is open for business.

(5) SALES CHARGE:

The public offering price means the amount calculated by dividing the net asset value by (1 - 0.0325) and rounded to three decimal places. The sales charge in Japan shall be 3.15% (3.00% before consumption tax) of the amount obtained by deduction of the amount equivalent to 3.00% of the public offering price from such price (hereinafter referred to as the “Sales Price”). Any amount which is over the net asset value of the Sales Price shall be retained by Putnam Retail Management Limited Partnership (hereinafter referred to as “Putnam Retail Management”), principal underwriter of the Fund.

(6) MINIMUM AMOUNT OR NUMBER OF SHARES FOR SUBSCRIPTION:

The minimum amount for purchase of Shares is 100 shares, and shares may be purchased in integral multiples of 100 shares.

(7) PERIOD OF SUBSCRIPTION:

From March 31, 2007 (Saturday) to March 31, 2008 (Monday)

provided that the subscription is handled only on a Fund Business Day and a business day when securities companies are open for business in Japan.

(8) PLACE OF SUBSCRIPTION:

Mitsubishi UFJ Securities Co., Ltd. (hereinafter referred to as “MUS” or the “Distributor”) 4-1, Marunouchi 2-chome, Chiyoda-ku, Tokyo

Note: The subscription is handled at the head office and the branch offices in Japan of the above-mentioned distributor.

(9) DATE OF PAYMENT:

Investors shall pay the Issue Price and Sales Charge to the Distributor or the sales handling companies within 4 business days in Japan from the day when Distributor or the sales handling companies confirms the execution of the order (the “Trade Day”). The total issue price for each Application Day will be transferred by the Distributor to the transfer agent within 4 Fund Business Days (hereinafter referred to as “Payment Date”) from (and including) the Application Day.

(10) PLACE OF PAYMENT

Head office and branch offices in Japan of MUS.

(11) MATTERS REGARDING TRANSFER INSTITUTION

Not applicable.

(12) MISCELLANEOUS:

A. ADVANCE ON SUBSCRIPTION

Advance on subscription is not required.

B. OUTLINE OF UNDERWRITING, ETC.:

(a) MUS undertakes to make a public offering of the Shares in accordance with an agreement dated November 25, 1997 with Putnam Retail Management in connection with the sale of the Shares in Japan.

(b) MUS will execute or forward the purchase orders and repurchase requests relating to the Shares received directly or indirectly through other sales and repurchase handling companies (hereinafter referred to as the “Sales Handling Company”) to the Fund.

Note: “The Sales Handling Company” means a securities agent company and/or registration agent financial institution which shall conclude an agreement with a Distributor concerning agency business of shares of the Fund, act as agent for a Distributor for the subscription or repurchase of shares of the Fund from investors, and handle the business concerning receipt of subscription money from investors or the payment of repurchase proceeds to investors.

(c) The Fund has appointed MUS as the Agent Company in Japan.

Note: “The Agent Company” shall mean a company which, under a contract made with a foreign issuer of investment securities, makes public the net asset value per Share and submits or forwards the financial reports or other documents to the Japan Securities Dealers Association (“JSDA”) and the Sales Handling Companies rendering such other services.

C. Method of Subscription:

Investors who subscribe to Shares shall enter into an agreement with the Distributor or the Sales Handling Company concerning transactions of foreign securities. The Distributor or the Sales Handling Company shall provide to the investors an Agreement Concerning a Foreign Securities Transactions Account and other agreements (“Account Agreement”) and the investors shall submit to the Distributor or the Sales Handling Company an application for requesting the opening of a transactions account under the Account Agreement. The subscription amount shall be paid in yen in principal and the yen exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day of each subscription and which shall be determined by such Distributor or the Sales Handling Company.

The subscription amount shall be paid in dollars to the transfer agent for the Fund by MUS on the Payment Date.

D. Performance Information

The following information provides some indication of the Fund’s risks. The chart shows year-to-year changes in the performance of one of the Fund’s classes of shares, Class M shares. The table following the chart compares the Fund’s performance to that of a broad measure of market performance. Of course, the Fund’s past performance is not an indication of its future performance.

Calendar year total returns for Class M Shares

Performance figures in the bar chart do not reflect the impact of sales charges. If they did, performance would be less than that shown. During the periods shown in the bar chart, the highest return for a quarter was 4.20% (quarter ending 9/30/01) and the lowest return for a quarter was -1.24 (quarter ending 6/30/04).]

Average Annual Total Returns (for periods ending 12/31/06)

	Past 1 year	Past 5 years	Past 10 years

Class M before taxes	0.42%	2.86%	4.53%

Lehman GNMA Index	4.61%	4.72%	6.10%
(no deduction for fees, expenses or taxes)

Unlike the bar chart, this performance information reflects the impact of sales charges. Class M share performance reflects the current maximum initial sales charges.

The Fund’s performance is compared to the Lehman GNMA Index, an unmanaged index of GNMA bonds.

E. Fees and Expenses

This table summarizes the fees and expenses the investors may pay if they invest in the Fund. Expenses are based on the Fund’s last fiscal year.

Shareholder Fees (fees paid directly from the investors’ investment)*

Maximum sales charge (load) imposed on purchases (as a
percentage of the offering price)	3.25% / 3.40%**

Maximum deferred sales charge (load) (as a percentage of the
original purchase price or redemption proceeds, whichever is lower)	None***

Maximum Redemption Fee**** (as a percentage of total redemption
proceeds)	1.00%

* Certain investments in class M shares may qualify for discounts on applicable sales charges.

** Percentage after consumption tax applicable in Japan (3.25% before consumption tax).

*** A deferred sales charge of 0.40% on class M shares may be imposed on certain redemptions of shares bought without an initial sales charge outside of Japan.

**** A 1.00% redemption fee (also referred to as a “short-term trading fee”) may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 7 days of purchase. (Redemption fees will not apply to redemptions from omnibus accounts in which Japanese shareholders invest.)

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

	Management	Distribution	Other	Total Annual fund
	fees	(12b-1) fees	expenses*****	operating
				expenses*****

Class M	0.50%	0.50%	0.21%	1.21%

***** Actual other expenses and total annual fund operating expenses were lower due to a one-time expense reimbursement from the Investment Management Company as described in the notes to the financial highlights in the Fund’s financials.

F. Example

The example translates the expenses shown in the preceding table into dollar amounts. By doing this, investors can more easily compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that an investor invests $10,000 in the Fund for the time periods shown and then redeems all of their shares at the end of those periods. It also assumes a 5.00% return on an investor’s investment each year and that the Fund’s operating expenses remain the same. The example is hypothetical; an investor’s actual costs and returns may be higher or lower.

	1 year	3 years	5 years	10 years

Class M	$444	$697	$968	$1,743

G. Offerings other than in Japan:

Shares are simultaneously offered in the United States of America.

PART II. INFORMATION CONCERNING FUND

I. DESCRIPTION OF THE FUND

1 NATURE OF THE FUND

(1) Objectives and Basic Nature of the Fund:

A. Name of the Fund:

Putnam U.S. Government Income Trust (the “Fund”)

B. Goal of the Fund:

The Fund seeks as high a level of current income as Putnam Investment Management, LLC (the Fund’s “Investment Management Company”) believes is consistent with preservation of capital.

C. Authorized Shares:

There is no prescribed authorized number of Shares, and Shares may be issued from time to time.

D. Form of the Fund:

Putnam U.S. Government Income Trust is a Massachusetts business trust organized on November 1, 1983. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of The Commonwealth of Massachusetts.

The Fund is an open-end investment management company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Fund offers classes of shares with different sales charges and expenses.

Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net assets of the Fund.

The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove the Trustees, or to take other actions as provided in the Agreement and Declaration of Trust. The Fund has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2004.

The Fund is a “diversified” investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities and securities issued by other investment companies). The remaining 25% of its total assets is not subject to this restriction. To the extent the Fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer’s securities declines.

If a investor owns fewer shares than the minimum set by the Trustees (presently 20 shares), the Fund may redeem the investors’ shares without the investor’s permission and send the investor the proceeds. To the extent permitted by applicable law, the Fund may also redeem shares if investors own shares more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may, at any time, establish one which could apply to both present and future investors.

E. Main Investment Strategies – U.S. Government Bonds

The Fund invests mainly in bonds that

- are securitized debt instruments and other obligations of the U.S. government, its agencies and instrumentalities

- are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by only the credit of a federal agency or government sponsored entity, such as Fannie Mae and Freddie Mac mortgage backed-bonds and

- have short to long-term maturities.

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities. The Fund may invest up to 20% of its net assets in mortgage-backed or asset-backed securities of private (non-governmental) issuers rated AAA or its equivalent at the time of purchase by a nationally recognized securities ratings agency or, if unrated, that the Investment Management Company determines to be of comparable quality.

F. Main Risks

The main risks that could adversely affect the value of the Fund’s shares and the total return on an investor’s investment include:

- The risk that movements in financial markets will adversely affect the value of the Fund’s investments. This risk includes interest rate risk, which means that the prices of the Fund’s investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

- The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

- The risk that the issuers of the Fund’s investments will not make, or will be perceived as unlikely to make, timely payments of interest and principal. This credit risk is higher for debt that is not backed by the full faith and credit of the U.S. government.

- The risk that the Fund’s use of derivatives will cause losses due to increased exposure to the risks described above, the unexpected effect of market movements on a derivative’s price, or the potential inability to terminate derivatives positions.

Investors can lose money by investing in the Fund. The Fund may not achieve its goal, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

(2) Structure of the Fund

A. Structure of the Fund:

* Effective January 1, 2007, the Fund retained State Street Bank and Trust Company as its custodian. Putnam Fiduciary Trust Company, the Fund’s previous custodian, is managing the transfer of the Fund’s assets and will remain custodian with respect to the Fund assets until the assets are transferred. This transfer is expected to be completed during the first half of 2007.

B. Name and role in the Fund’s management of the Investment Management Company and related companies of the Fund, and summary of the agreements, etc.

Name	Role in the management of	Summary of the agreement, etc.
the Fund

Putnam Investment	Investment Management	The Investment Management
Management, LLC	Company	Company has entered into a
Management Contract with the
Fund as of July 8, 1994, which
sets out that the Investment
Management Company provides
the Fund with investment
management services and
investment advisory services in
relation to the Fund’s assets.

State Street Bank and Trust	Custodian (Note)	The Custodian has entered into
Company		the Master Custodian Agreement
with the Fund as of January 1,
2007, which sets out that the
Custodian serves as a custodian
of the Fund’s assets.

Putnam Fiduciary Trust	Custodian (Note)	The Custodian has entered into
Company		the Custodian Agreement with the
Fund as of May 3, 1991, as
amended July 13, 1992, which
sets out that the Custodian serves
as a custodian of the Fund’s
assets.

	Investor Servicing Agent	The Investor Servicing Agent has
entered into the Amended and
Restated Investor Servicing
Agreement with the Fund as of
January 1, 2005, which sets out
that the Investor Servicing Agent
provides all services required by
the Fund in connection with the
establishment, maintenance and
recording of shareholder
accounts, including without
limitation, all related tax and other
reporting requirements, and the
implementation of investment and
redemption arrangements offered
in connection with the sale of the
Fund’s shares.

Putnam Retail Management	Principal Underwriter	The Principal Underwriter has
Limited Partnership		entered into the Distributor’s
Contract with the Fund as of June

Role in the management of
Name		Summary of the agreement, etc.
the Fund

10, 2005, which sets out that the
Principal Underwriter distributes
the shares of the Fund.

Mitsubishi UFJ Securities, Co.,	Distributor in Japan	The Distributor in Japan has
Ltd.		entered into the Japan Dealer
Sales Contract with Putnam Retail
Management as of November 25,
1997, which sets out that the
Distributor in Japan forwards
sales and repurchase orders in
Japan to the Putnam Retail
Management.

	Agent Securities Company	The Agent Securities Company
has entered into the Agent
Securities Company Agreement
with the Fund as of November 6,
1997, which sets out that the
Agent Securities Company
distributes prospectuses, makes
public in Japan the daily net asset
value per share of the Fund, and
distributes any documents
required to be prepared in
accordance with the applicable
laws and regulations of Japan.

(Note) Effective January 1, 2007, the Fund retained State Street Bank and Trust Company as its custodian. Putnam Fiduciary Trust Company, the Fund’s previous custodian, is managing the transfer of the Fund’s assets and will remain custodian with respect to the Fund assets until the assets are transferred. This transfer is expected to be completed during the first half of 2007.

C. The Trustees

The Trustees are responsible for generally overseeing the conduct of the Fund’s business. The Fund’s Agreement and Declaration of Trust provides that they shall have all powers necessary or convenient to carry out that responsibility. The number of Trustees is fixed by the Trustees and may not be less than three. A Trustee may be elected either by the Trustees or by the shareholders. At any meeting called for that purpose, a Trustee may be removed by the vote of two-thirds of the outstanding shares of the Fund. Each Trustee elected by the Trustees or the shareholders shall serve until he or she retires, resigns, is removed, or dies or until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.

The Trustees of the Fund are authorized by the Agreement and Declaration of Trust to issue shares of the Fund in one or more series, each series being preferred over all other series in respect of the assets allocated to that series. The Trustees may, without shareholder approval, divide the shares of any series into two or more classes, with such preferences and special or relative rights and privileges as the Trustees may determine.

Under the Agreement and Declaration of Trust, the shareholders shall have power, as and to the extent provided therein, to vote only (i) for the election of Trustees, to the extent provided therein (ii) for the removal of Trustees, to the extent provided therein (iii) with respect to any investment adviser, to the extent provided therein (iv) with respect to any termination of the Fund, to the extent provided therein (v) with respect to certain amendments of the Agreement and Declaration of Trust, (vi) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, and (vii) with respect to such additional matters relating to the Fund as may be required by the Agreement and Declaration of Trust, the Bylaws of the Fund, or any registration of the Fund with the U.S. Securities and Exchange Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Certain of the foregoing actions may, in addition, be taken by the Trustees without vote of the shareholders of the Fund.

On any matter submitted to a vote of shareholders, all shares of the Fund then entitled to vote are voted in the aggregate as a single class without regard to series or classes of shares, except (1) when required by the Investment Company Act of 1940, as amended, or when the Trustees hall have determined that the matter affects one or more series or classes of shares materially differently, shares are voted by individual series or class; and (2) when the Trustees have determined that the matter affects only the interests of one or more series or classes, then only shareholders of such series or classes are entitled to vote thereon. There is no cumulative voting in the election of Trustees.

Meetings of shareholders may be called by the Clerk whenever ordered by the Trustees, the Chairman of the Trustees, or requested in writing by the holder or holders of at least one-tenth of the outstanding shares entitled to vote at the meeting. Written notice of any meeting of shareholders must be given by mailing the notice at least seven days before the meeting. Thirty percent of shares entitled to vote on a particular matter is a quorum for the transaction of business on that matter at a shareholders’ meeting, except that, where any provision of law or of the Agreement and Declaration of Trust permits or requires that holders of any series or class vote as an individual series or class, then thirty percent of the aggregate number of shares of that series or class entitled to vote are necessary to constitute a quorum for the transaction of business by that series or class. For the purpose of determining the shareholders of any class or series of shares who are entitled to vote or act at any meeting, or who are entitled to receive payment of any dividend or other distribution, the Trustees are authorized to fix record dates, which may not be more then 90 days before the date of any meeting of shareholders or more than 60 days before the date of payment of any dividend or other distribution.

The Trustees are authorized by the Agreement and Declaration of Trust to adopt Bylaws not inconsistent with the Agreement and Declaration of Trust providing for the conduct of the business of the Fund. The Bylaws contemplate that the Trustees shall elect a Chairman of the Trustees, the President, the Treasurer, and the Clerk of the Fund, and that other officers, if any, may be elected or appointed by the Trustees at any time. The Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.

Regular meetings of the Trustees may be held without call or notice at such places and at such times as the Trustees may from time to time determine. It shall be sufficient notice to a Trustee of a special meeting to send notice by mail at least forty-eight hours or by telegram at least twenty-four hours before the meeting or to give notice to him or her in person or by telephone at least twenty-four hours before the meeting.

At any meeting of Trustees, a majority of the Trustees then in office shall constitute a quorum. Except as otherwise provided in the Agreement and Declaration of Trust or Bylaws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting (a quorum being present), or by written consents of a majority of the Trustees then in office.

Subject to a favorable majority shareholder vote (as defined in the Agreement and Declaration of Trust), the Trustees may contract for exclusive or nonexclusive advisory and/or management services with any corporation, trust, association, or other organization.

The Agreement and Declaration of Trust contains provisions for the indemnification of Trustees, officers, and shareholders of the Fund under the circumstances and on the terms specified therein.

The Fund may be terminated at any time by vote of shareholders holding at least two-thirds of the shares entitled to vote or by the Trustees by written notice to the shareholders. Any series of shares may be terminated at any time by vote of shareholders holding at least two-thirds of the shares of such series entitled to vote or by the Trustees by written notice to the shareholders of such series.

The foregoing is a general summary of certain provisions of the Agreement and Declaration of Trust and Bylaws of the Fund, and is qualified in its entirety by reference to each of those documents.

Trustees may be removed or replaced by, among other things, a resolution adopted by a vote of two-thirds of the outstanding shares at a meeting called for the purpose. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing for the remaining term of the predecessor Trustee such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate. The Trustees may elect and remove officers as they consider appropriate.

D. Investment Management Company

(a) Law of Place of Incorporation

Putnam Investment Management, LLC (“Putnam Management” or the “Investment Management Company”) is organized as a limited liability company under the laws of the State of Delaware, U.S.A. Its investment advisory business is regulated under the Investment Advisers Act of 1940.

Under the Investment Advisers Act of 1940, an investment adviser means, with certain exceptions, any person who, for compensation, engages in the business of advising others, either directly or through publications or writings, as to the value of securities or as to the advisability of investing in, purchasing or selling securities, or who, for compensation and as part of a regular business, issues analyses or reports concerning securities. Investment advisers under the Act may not conduct their business unless they are registered with the U.S. Securities and Exchange Commission (the “SEC”).

(b) Outline of the Supervisory Authority

Investment Management Company is registered as an investment adviser under the Investment Advisers Act of 1940.

(c) Purpose of the Business

The Investment Management Company’s sole business is investment management, which includes the buying, selling, exchanging and trading of securities of all descriptions on behalf of mutual funds in any part of the world.

(d) History of the Investment Management Company

The Investment Management Company is one of America’s oldest and largest money management firms. The Investment Management Company’s staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund’s portfolio. By pooling an investor’s money with that of other investors, a greater variety of securities can be purchased than would be the case individually: the resulting diversification helps reduce investment risk. The Investment Management Company has been managing mutual funds since 1937. Today, the firm serves as the Investment Management Company for the funds in the Putnam Family, with mutual fund assets of nearly $123 billion in an aggregate net asset value and over 9 million shareholder accounts as of January 31, 2007. An affiliate, The Putnam Advisory Company, LLC., manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers as well as shareholder and custody services to the Putnam Funds. Total assets under management by Putnam entities, including assets of mutual funds and other clients, are nearly $191 billion as of January 31, 2007.

Putnam Management, Putnam Retail Management and Putnam Fiduciary Trust Company are subsidiaries of Putnam, LLC, which is located at One Post Office Square, Boston, Massachusetts 02109 and except for a minority stake owned by employees, is owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

(e) Amount of Capital Stock (as of January 31, 2007)

(i) Amount of Members’ Equity : $71,036,022*

(ii) Number of authorized shares of capital stock: Not applicable.

(iii) Number of outstanding shares of capital stock:

Not applicable.

(iv) Amount of members’ equity for the past five years:

Year		Amount of Members’	Increase/Decrease
		Equity

End of	2002	$138,739,094

End of	2003	$144,486,036	$5,746,942

End of	2004(1)	-$9,155,466	-$153,641,502

End of	2005	$73,231,356*	$82,386,822

End of	2006	$70,594,104	-$2,637,252

* This figure is unaudited.

(1) During 2004, the Investment Management Company accrued $223,524,388 of regulatory settlements. This, along with net intercompany transactions with the Parent and its affiliates resulted in the decrease. Net income for the year ended December 31, 2004 was $89,819,256. This was offset by $243,460,758 of net intercompany transactions, which are factored as a reduction of Members’ Equity.

(f) Structure of the Management of the Investment Management Company

The Investment Management Company is ultimately managed by its Board of Directors, which is elected by its Members.

Each fund managed by the Investment Management Company is managed by one or more portfolio managers. These managers, in coordination with analysts who research specific securities and other members of the relevant investment group (in the case of the Fund, the Investment Management Company’s Core Fixed Income Team), provide a continuous investment program for the Fund and place all orders for the purchase and sale of portfolio securities.

The investment performance and portfolio of each Fund is overseen by its Board of Trustees, a majority of whom are not affiliated with the Investment Management Company.

The basis for the Trustees’ approval of the Fund’s management contract is discussed in the Fund’s annual report to shareholders dated September 30, 2006.

In selecting portfolio securities for the Fund, the Investment Management Company looks for securities that represent attractive values based on careful issue-by-issue credit analysis and numerous onsite visits and other contacts with issuers every year. The Investment Management Company is one of the largest managers of high yield and other debt securities in the United States.

The Core Fixed Income Team of the Investment Management Company has primary responsibility, and its members have joint responsibility, for the day-to-day management of the Fund’s portfolio.

(g) Information Concerning Major Stockholders

As of January 31, 2007, all the outstanding interests of the Investment Management Company were owned by Putnam, LLC, located at One Post Office Square, Boston, Massachusetts 02109.

2 INVESTMENT POLICY

(1) Investment Policy

Any investment carries with it some level of risk that generally reflects its potential for reward. The Investment Management Company pursues the Fund’s goal to seek high level of current income by investing in U.S. government bonds.

Changes in policies. The Trustees may change the Fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

(2) Object of Investment

The Fund invests mainly in bonds that:

- are securitized debt instruments and other obligations of the U.S. government, its agencies and instrumentalities;

- are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by only the credit of a federal agency or government sponsored entity, such as Fannie Mae and Freddie Mac mortgage backed-bonds; and

- have short to long-term maturities.

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities.

The Fund may invest up to 20% of its net assets in mortgage-backed or asset-backed securities of private (non-governmental) issuers rated AAA or its equivalent at the time of purchase by a nationally recognized securities ratings agency, or if unrated, that the Investment Management Company determines to be of comparable quality.

(3) Structure of the Management of the Fund

The investment performance and portfolio of the Fund is overseen by its Board of Trustees, a majority of whom are not affiliated with the Investment Management Company.

In selecting portfolio securities for the Fund, the Investment Management Company looks for securities that represent attractive values based on careful issue-by-issue credit analysis and numerous onsite visits and other contacts with issuers every year.

Putnam’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class.

The members of the Core Fixed-Income Team manage the Fund’s investments. The names of all team members can be found at www.putnam.com.

The team members identified as the Fund’s Portfolio Leader and Portfolio Members coordinate the team’s efforts related to the Fund and are primarily responsible for the day-to-day management of the Fund’s portfolio. In addition to these individuals, the team also includes other investment professionals, whose analysis, recommendations and research inform investment decisions made for the Fund.

Portfolio Leader	Joined	Employer	Positions Over
	Fund		Past Five Years

Kevin Cronin	1998	Putnam Management	Head of Investments;
		1997 - Present	Chief Investment Officer, Core
Fixed Income, Fixed Income
Money Market and Tax Exempt
Fixed Income Teams

Portfolio Members	Joined	Employer	Positions Over
	Fund		Past Five Years

Rob Bloemker	2002	Putnam Management	Team Leader, Mortgage and
		1999 - Present	Government. Previously,
Mortgage Specialist

Daniel Choquette	2005	Putnam Management	Mortgage Specialist
2002 - Present
		Lehman Brothers	Structured Agency Trader.
		Prior to September	Previously, Mortgage Swap
		2002	Trader

Other funds managed by the Portfolio Leader and Portfolio Members.

As of the Fund’s fiscal year-end, Kevin Cronin was also a Portfolio Leader of Putnam American Government Income Fund, Putnam Global Income Trust, Putnam Income Fund, and Putnam Limited Duration Government Income Fund. He is also a Portfolio Member of Putnam Equity Income Fund. Rob Bloemker was also a Portfolio Member of Putnam American Government Income Fund, Putnam Diversified Income Trust, Putnam Income Fund, Putnam Limited Duration Government Income Fund, Putnam Master Intermediate Income Trust and Putnam Premier Income Trust. Daniel Choquette was also a Portfolio Member of Putnam American Government Income Fund and Putnam Limited Duration Government Income Fund. Kevin Cronin, Rob Bloemker, and Daniel Choquette may also manage other accounts and variable trust funds managed by the Investment Management Company or an affiliate.

Changes in the Fund’s Portfolio Leader and Portfolio Members.

No changes in the Fund’s Portfolio Leader or Portfolio Members occurred during the fiscal year ended September 30, 2006. Kevin Cronin has served as Portfolio Leader of the Fund since May 2002, when the Investment Management Company introduced this designation.

Investment team fund ownership.

The following table shows the dollar ranges of shares of the Fund and all Putnam mutual funds owned by the professionals listed above at the end of the Fund’s last two fiscal years, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

Investment in the Fund by Putnam employees and the Trustees.

As of September 30, 2006, all of the 11 Trustees then on the board of Trustees of the Putnam funds owned Fund shares. The table shows the approximate value of investments in the Fund and all Putnam funds as of that date by Putnam employees and the fund’s Trustees, including in each case investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

	Fund	All Putnam funds

Putnam employees	$ 1,422,000	$418,000,000

Trustees	$137,000	$90,000,000

Putnam fund ownership by Putnam’s Executive Board.

The following table shows how much the members of Putnam’s Executive Board have invested in the Putnam funds (in dollar ranges). Information shown is as of the end of the Fund’s last two fiscal years.

			$1-	$10,001-	$50,001-	$100,001-	$500,001-	$1,000,001
	Year	$0	$10,000	$50,000	$100,000	$500,000	$1,000,000	and over

Philippe Bibi	2006							*

Chief Technology Officer	2005							*

Joshua Brooks	2006							*

Deputy Head of Investments	2005							*

William Connolly	2006							*

Head of Retail Management	2005							*

Kevin Cronin	2006							*

Head of Investments	2005							*

Charles Haldeman, Jr.	2006							*

President and CEO	2005							*

Amrit Kanwal	2006						*

Chief Financial Officer	2005						*

Steven Krichmar	2006						*

Chief of Operations	2005							*

Francis McNamara, III	2006							*

General Counsel	2005							*

Jeffrey Peters	2006							*

Head of International business	N/A

Richard Robie, III	2006						*

Chief Administrative Officer	2005						*

Edward Shadek	2006							*

Deputy Head of Investments	2005							*

Sandra Whiston	2006						*

Head of Institutional Management	2005						*

N/A indicates the individual was not a member of Putnam’s Executive Board as of September 30, 2005.

Compensation of investment professionals.

The Investment Management Company believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments’ total incentive compensation pool that is available to the Investment Management Company’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the fund, GNMA Funds, is its broad investment category as determined by Lipper Inc. The portion of the incentive compensation pool available to the Fund’s investment management team varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

- Consistent performance means being above median over one year.

- Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

- Superior performance (which is the largest component of the Investment Management Company’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team’s portion of the incentive compensation pool and allocating that portion to individual team members, the Investment Management Company retains discretion to reward or penalize teams or individuals, including the Fund’s Portfolio Leader and Portfolio Members, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by the Investment Management Company’s parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam’s profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

(4) Distribution Policy:

The Fund normally distributes any net investment income monthly and any net realized capital gains annually. The payment of distributions to Japanese investors may be made until the end of each month by Distributor or Sales Handling Company.

(5) Investment Restrictions:

Except as otherwise specifically designated, the investment restrictions described in this document and the Japanese prospectus are not fundamental investment restrictions. The Trustees may change any non-fundamental restrictions without shareholder approval. As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the Fund may not and will not:

A. Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made. (Note)

B. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

C. Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

D. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options, and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

E. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.

F. With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities of other investment companies.

G. With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

H. Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Fund’s total assets would be invested in any one industry.

I. Issue any class of securities which is senior to the Fund’s shares of beneficial interest, except for permitted borrowings.

Note: So long as shares of the Fund are being offered for sale by the Fund in Japan, the Fund may not borrow money in excess of 10% of the value of its total assets.

The Investment Company Act of 1940 provides that a “vote of a majority of the outstanding voting securities” of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

The following non-fundamental investment policies may be changed by the Trustees without shareholder approval:

A. The Fund will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Fund (or the person designated by the Trustees of the Fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund’s net assets (taken at current value) would be invested in securities described in (a), (b) and (c).

In connection with the offering of its shares in Japan, the Fund has undertaken to the Japanese Securities Dealers Association that the Fund will not:

(a) invest more than 15% of its net assets in securities that are not traded on an official stock exchange or other regulated market, including, without limitation, the National Association of Securities Dealers Automated Quotation System (this restriction shall not be applicable to bonds determined by the Investment Management Company to be liquid and for which a market price (including a dealer quotation) is generally obtainable or determinable);

(b) borrow money in excess of 10% of the value of its total assets;

(c) make short sales of securities in excess of the Fund’s net asset value; and

(d) together with other mutual funds managed by the Investment Management Company, acquire more than 50% of the outstanding voting securities of any issuer.

If the undertaking is violated, the Fund will, promptly after discovery, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation. This undertaking will remain in effect as long as shares of the Fund are qualified for offer or sale in Japan and such undertaking is required by the Japanese Securities Dealers Association as a condition of such qualification.

Also in connection with the Fund’s offering of its shares in Japan, the Fund has adopted the following non-fundamental investment restriction:

The Fund will not invest in equity securities or warrants except that the Fund may invest in or hold preferred securities if and to the extent that such securities are characterized as debt for purposes of determining the Fund’s status as a “bond investment trust” under the Income Tax Law of Japan. There can be no assurance that the Fund will be able to invest in such preferred securities, and such investments can be made only to the extent they are consistent with the Fund’s policy of investing only in U.S. government securities.

Notwithstanding the foregoing restriction, the Fund may invest in asset-backed, hybrid and structured bonds and notes if consistent with the fund’s policy of investing only in U.S. government securities. These investments may entail significant risks that are not associated with a similar investment in a traditional debt instrument. The risks of a particular investment of this type will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the interest rate or return is linked, which may include equity securities.

All percentage limitations on investments (other than pursuant to non-fundamental restriction A.) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

3 INVESTMENT RISK

Any investment carries with it some level of risk that generally reflects its potential for reward. The Investment Management Company pursues the Fund’s goal to seek as high a level of current income as the Investment Management Company believes is consistent with preservation of capital, by investing mainly in U.S. government bonds and securitized debt instruments, although it may also invest in mortgage-backed and asset-backed securities that are privately issued and not supported by the credit of any government agency or instrumentality. The Investment Management Company will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments. A description of the risks associated with the Fund’s main investment strategies follows.

A. Risk Factors

Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the Fund, but will affect the value of the Fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

“Premium” investments offer coupon rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time.

Credit risk. U.S. government investments generally have the least credit risk but are not completely free of credit risk. U.S. government securities that are not backed by the full faith and credit of the United States, such as federal agency bonds, are subject to higher credit risk. Other bonds or securitized debt instruments in which the Fund may invest are subject to varying degrees of risk. These risk factors may include the creditworthiness of the issuer and, in the case of mortgage-backed securities, the ability of the underlying borrowers to meet their obligations.

Prepayment Risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on securitized debt instruments, including mortgage-backed and asset-backed investments, typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. They may increase the volatility of the Fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Derivatives. The Fund may engage in a variety of transactions involving derivatives, such as futures, options and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments or indexes. The Fund may make use of "short" derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments or index. The Fund may use derivatives both for hedging and non-hedging purposes. For example, the Fund may use derivatives to increase or decrease the Fund’s exposure to long- or short-term interest rates (in the United States or outside of the United States) or as a substitute for a direct investment in the securities of one or more issuers. However, the Fund may also choose not to use derivatives, based on its evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on the Fund’s ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the Fund with investment exposure greater than the value of the Fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the Fund. The risk of loss from a short derivatives position is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations.

Mortgage-Backed and Asset-backed Securities. Mortgage-backed securities, including collateralized mortgage obligations (“CMOs”) and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-backed securities. In that event the Fund may be unable to invest the proceeds from the early payment of the mortgage-backed securities in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-backed securities. If the life of a mortgage-backed security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.

Adjustable rate mortgage securities (“ARMs”), like traditional mortgage-backed securities, are interests in pools of mortgage loans that provide investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. Unlike fixed-rate mortgage-backed securities, ARMs are collateralized by or represent interests in mortgage loans with variable rates of interest. These interest rates are reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on, among other things, changes in market interest rates or changes in the issuer’s creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. The fund may also invest in “hybrid” ARMs, whose underlying mortgages combine fixed-rate and adjustable rate features.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. The automatic interest rate adjustment feature of mortgages underlying ARMs likewise reduces the ability to lock-in attractive rates. As a result, mortgage-backed and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.

At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies, or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the Fund’s yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal only or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Fund’s ability to buy or sell those securities at any particular time. The Fund currently does not intend to invest more than 35% of its assets in IOs and POs under normal market conditions.

The risks associated with other asset-backed securities (including in particular the risks of issuer default and of early prepayment) are generally similar to those described above for CMOs. In addition, because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, revolving credit receivables are generally unsecured, and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property.

Asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.

Other investments. In addition to the main investment strategies described above, the Fund may make other type of investments, such as investments in zero-coupon bonds. These practices may be subject to other risks.

Alternative strategies. Under normal market conditions, we keep the Fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the Fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the Fund to miss out on investment opportunities, and may prevent the Fund from achieving its goal.

B. Structure of the Risk Management

The Fund builds risk management into the investment process. The Fund identifies areas of potential risk and then puts the policies, procedures and controls in place - including oversight by a Risk Management Committee - to actively manage those risks.

Policy on excessive short-term trading

Risks of excessive short-term trading. Excessive short-term trading activity may reduce the Fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the Fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the Fund’s shares, the Fund may experience increased cash volatility, which could require the Fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the Fund’s brokerage and administrative costs and, for investors in taxable accounts, may increase the taxable distributions received from the Fund.

Fund policies. In order to protect the interests of long-term shareholders of the Fund, the Investment Management Company and the Fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The Fund seeks to discourage excessive short-term trading by imposing short-term trading fees and using fair value pricing procedures to value investments under some circumstances. In addition, the Investment Management Company monitors activity in shareholder accounts about which it possesses the necessary information in order to detect excessive short-term trading patterns and takes steps to deter excessive short-term traders.

The Compliance Department of the Investment Management Company currently uses multiple reporting tools to monitor activity in retail customer accounts for which Putnam Investor Services maintains records. This review is based on the Fund’s internal parameters for detecting excessive short-term trading, which consider the number of “round trip” transactions above a specified dollar amount within a specified period of time. These parameters may change from time to time. If a monitored account engages in short-term trading that the Investment Management Company or the Fund considers to be excessive or inappropriate, the Investment Management Company will issue the investor and his or her financial intermediary, if any, a written warning. Continued excessive short-term trading activity by an investor or intermediary that has received a warning may lead to the termination of the exchange privilege. The Fund also reserves the right to terminate the exchange privilege without a warning. In addition, the Investment Management Company will also communicate instances of excessive short-term trading to the compliance staff of an investor’s broker, if one is identified.

In addition to enforcing these exchange parameters, the Investment Management Company and the Fund reserve the right to reject or restrict purchases or exchanges for any reason. The Investment Management Company or the Fund may determine that an investor’s trading activity is excessive or otherwise potentially harmful based on various factors, including an investor’s or financial intermediary’s trading history in the Fund, other Putnam funds or other investment products, and may aggregate activity in multiple accounts under common ownership or control. If the Fund identifies an investor or intermediary as a potential excessive trader, it may, among other things, require further trades to be submitted by mail rather than by phone or over the Internet, impose limitations on the amount, number, or frequency of future purchases or exchanges, or temporarily or permanently bar the investor or intermediary from investing in the Fund or other Putnam funds. The Fund may take these steps in its discretion even if the investor’s activity may not have been detected by the Fund’s current monitoring parameters.

Limitations on the Fund’s policies. There is no guarantee that the Fund will be able to detect excessive short-term trading in all accounts. For example, the Investment Management Company currently does not have access to sufficient information to identify each investor’s trading history, and in certain circumstances there are operational or technological constraints on its ability to enforce the fund’s policies. In addition, even when the Investment Management Company has sufficient information, its detection methods may not capture all excessive short-term trading.

In particular, many purchase, redemption and exchange orders are received from financial intermediaries that hold omnibus accounts with the Fund. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators. The Fund is generally not able to identify trading by a particular beneficial owner within an omnibus account, which makes it difficult or impossible to determine if a particular shareholder is engaging in excessive short-term trading. The Investment Management Company monitors aggregate cash flows in omnibus accounts on an ongoing basis. If high cash flows or other information indicate that excessive short-term trading may be taking place, the Investment Management Company will contact the financial intermediary, plan sponsor or recordkeeper that maintains accounts for the underlying beneficial owner and attempt to identify and remedy any excessive trading. However, the Fund’s ability to monitor and deter excessive short-term traders in omnibus accounts ultimately depends on the capabilities and cooperation of these third-party financial firms. A financial intermediary or plan sponsor may impose different or additional limits on short-term trading.

Blackout periods for Putnam employees. Putnam Investments imposes blackout periods on investments in the Putnam funds (other than money market funds) by its employees and certain family members. Employees of Putnam Investments and covered family members may not make a purchase followed by a sale, or a sale followed by a purchase, in any non-money market Putnam fund within any 90-calendar day period. Members of the Investment Division of the Investment Management Company, certain senior executives, and certain other employees with access to investment information, as well as their covered family members, are subject to a blackout period of one year. These blackout periods are subject to limited exceptions.

4 FEES, ETC. AND TAXES

(1) Sales Charge

The sales charge in Japan shall be 3.15% (3.00% before consumption tax) of the amount obtained by deduction of the amount equivalent to 3.00% of the public offering price from such price (hereinafter referred to as the “Sales Price”). The public offering price means the amount calculated by dividing the net asset value by (1 - 0.0325) and rounded to three decimal places. Please refer to “Part III. Detailed Information Concerning the Fund, II. Procedures, etc., 1. Procedures for Sales of Shares, Etc.” hereof.

(2) Redemption Fee:

A deferred sales charge of 0.40% may apply to Class M shares purchased without an initial sales charge outside of Japan if redeemed within one year of purchase.

Deferred sales charges will be based on the lower of the shares’ cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. Investors may sell shares acquired by reinvestment of distributions without a sales charge at any time.

(3) Management Fee, etc.:

A. Management Fee

Under a Management Contract dated July 8, 1994, the Fund pays a quarterly fee to the Investment Management Company based on the average net assets of the Fund, as determined at the close of each business day during the quarter, at the annual rate of:

0.57% of the first $500 million of average net assets;
0.475% of the next $500 million of average net assets;
0.4275% of the next $500 million of average net assets; and
0.38% of any excess over $1.5 billion of such average net asset value.

The Fund paid the Investment Management Company a management fee (after applicable waivers) of 0.50% of average net assets for the Fund’s last fiscal year.

For the past three fiscal years ending on September 30, 2004, 2005 and 2006, pursuant to the management contract, the Fund paid $9,810,474, $8,049,862 and $6,820,873, respectively, as a management fee.

B. Custodian Fee and Charges of the Investor Servicing Agent

Effective January 1, 2007, the Fund retained State Street Bank and Trust Company, 225 Franklin Street, Boston Massachusetts 02110 and 2 Avenue de Lafayette, Boston, Massachusetts 02111, (“State Street”) as its custodian. Putnam Fiduciary Trust Company, the Fund’s previous custodian, is managing the transfer of the Fund’s assets to State Street. This transfer is expected to be completed during the first half of 2007. State Street is responsible for safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the Fund’s investments, serving as the Fund’s foreign custody manager, providing reports on foreign securities depositories, making payments covering the expenses of the Fund and performing other administrative duties. State Street does not determine the investment policies of the Fund or decide which securities the Fund will by or sell. State Street has a lien on the Fund’s assets to secure charges and advances made by it.

Putnam Fiduciary Trust Company will remain custodian with respect to the Fund’s assets until the assets are transferred, performing similar services to those described for State Street. The Fund pays State Street and Putnam Fiduciary Trust Company an annual fee based on the Fund’s assets held with each of them and on securities transactions processed by each of them and reimburses them for certain out-of-pocket expenses. In addition to the fees the Fund pays to Putnam Fiduciary Trust Company for providing custody services, the Fund will make additional payments to Putnam Fiduciary Trust Company in 2007 for managing the transition of custody services from Putnam Fiduciary Trust Company to State Street and for providing oversight services. The Fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The Fund also has an offset arrangement that may reduce the Fund’s custody fee based on the amount of cash maintained by its custodian.

The Fund pays to Putnam Investor Services, a division of Putnam Fiduciary Trust Company, the Fund’s Investor Servicing Agent, such fee, out of the assets of the Fund, as is mutually agreed upon in writing from time to time, in the amount, at the time and in the manner of payment mutually agreed.

For the fiscal year ending on September 30, 2006, the Fund incurred $1,912,986 and $524,492, respectively, in fees and out-of-pocket expenses for investor servicing and custody services and provided by Putnam Fiduciary Trust Company.

C. Fee on Class M Distribution Plan

The Class M distribution plan provides for payments by the Fund to Putnam Retail Management at the annual rate of up to 1.00% of average net assets attributable to Class M shares. The Trustees currently limit payments under the Class M plan to the annual rate of 0.50% of such assets. Because these fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment.

Putnam Retail Management makes quarterly payments to MUS and other dealers at an annual rate of 0.40% of the average net asset value of Class M shares attributable to shareholders for whom MUS and other dealers are designated as the dealer of record.

Payments under the plan are intended to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the Fund’s shares, including the payments to dealers mentioned above. Putnam Retail Management may suspend or modify such payments to dealers.

For the fiscal year ending September 30, 2006, the Fund paid 12b-1 fees under the distribution plan of $179,573 to Putnam Retail Management for Class M shares.

(4) Other Expenses:

The Fund pays all expenses not assumed by the Investment Management Company, including Trustees’ fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). The Fund also reimburses the Investment Management Company for the compensation and related expenses of certain Fund officers, and contributions to the Putnam Investments Profit Sharing Retirement Plan for their benefit. The total reimbursement is determined annually by the Trustees and was $34,655 for fiscal 2006 and the portion of total reimbursement for compensation and contributions was $28,660.

Portfolio transactions and portfolio turnover rate. Transactions on stock exchanges, commodities markets and futures markets involve the payment by the Fund of brokerage commissions. The Fund paid $167,924 in brokerage commissions during the last fiscal year, representing 0.01% of the Fund’s average net assets. Of this amount, no payments were made to brokers who also provided research services.

Although brokerage commissions and other portfolio transaction costs are not reflected in the Fund’s Total Annual Fund Operating Expenses ratio (as shown in the Annual Fund Operating Expenses table), they are reflected in the Fund’s total return.

Investors should exercise caution in comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the Fund’s transaction costs, they do not reflect any undisclosed amount of profit or “mark-up” included in the price paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund’s purchase and sale transactions may change the market price for an investment (the “market impact”).

Another factor in transaction costs is the Fund’s portfolio turnover rate, which measures how frequently the Fund buys and sells investments. During the past five years, the Fund’s fiscal year portfolio turnover rate and the average turnover rate for the Fund’s Lipper category were as follows:

Turnover Comparison

	2006	2005	2004	2003	2002

Putnam U.S. Government Income Trust	579%	782%	198%	332%	277%

Lipper GNMA Funds Average*	288%	315%	286%	383%	313%

* Average portfolio turnover rate of funds viewed by Lipper Inc. as having the same investment classification or objective as the Fund. The Lipper category average portfolio turnover rate is calculated using the portfolio turnover rate for the fiscal year end of each fund in the Lipper category. Fiscal years may vary across funds in the Lipper category, which may limit the comparability of the Fund’s portfolio turnover rate to the Lipper average. Comparative data for the last fiscal year is based on information available as of December 31, 2006.

The Fund may buy and sell investments relatively often. Both the Fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. High turnover may lead to increased costs and decreased performance and, for investors in taxable accounts, increased taxes.

Portfolio holdings. For information on the fund’s portfolio, the investors may visit the Putnam Investments website, www.putnam.com/individual, where the Fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date of the information.

Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of Fund business. Subject to such policies as the Trustees may determine, the Investment Management Company furnishes a continuing investment program for the Fund and makes investment decisions on its behalf. Subject to the control of the Trustees, the Investment Management Company also manages the Fund’s other affairs and business.

The table below shows the value of each Trustee’s holdings in the Fund and in all of the Putnam Funds as of December 31, 2006.

	Dollar range of Putnam US	Aggregate dollar range of
Name of Trustee	Government Income Trust	shares held in all of the
	shares owned	Putnam funds overseen by
		Trustee

Jameson A. Baxter	$1-$10,000	over	$100,000

Charles B. Curtis	$10,001-$50,000	over	$100,000

Myra R. Drucker	$1-$10,000	over	$100,000

John A. Hill	$1-$10,000	over	$100,000

Paul L. Joskow	$1-$10,000	over	$100,000

Elizabeth T. Kennan	$1-$10,000	over	$100,000

Kenneth R. Leibler	$1-$10,000	over	$100,000

Robert E. Patterson	$10,001-$50,000	over	$100,000

W. Thomas Stephens	$1-$10,000	over	$100,000

Richard B. Worley	$1-$10,000	over	$100,000

*Charles E. Haldeman, Jr.	$10,001-$50,000	over	$100,000

*George Putnam, III	$10,001-$50,000	over	$100,000

* Trustees who are or may be deemed to be “interested persons” (as defined in the Investment Company Act of 1940) of the Fund, Putnam Management, Putnam Retail Management or Marsh & McLennan Companies Inc., the parent company of Putnam Investments and its affiliated companies. Messrs. Putnam, III and Haldeman are deemed “interested persons” by virtue of their positions as officers of the Fund, Putnam Management or Putnam Retail Management or as shareholders of Marsh & McLennan Companies, Inc. Mr. Haldeman is the President and Chief Executive Officer of Putnam Investments. Mr. Putnam, III is the President of the Fund and each of the other Putnam funds. The balance of the Trustees are not “interested persons”.

Each independent Trustee of the Fund receives an annual retainer fee and additional fees for each Trustees’ meeting attended, for attendance at industry seminars and for certain compliance-related services. Independent Trustees who serve on board committees receive additional fees for attendance at certain committee meetings and for special services rendered in that connection. Independent Trustees also are reimbursed for costs incurred in connection with their services, including costs of travel, seminars and educational materials. All of the current independent Trustees of the Fund are Trustees of all the Putnam funds and receive fees for their services. Mr. Putnam also receives the foregoing fees for his services as Trustee.

The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Board Policy and Nominating Committee, which consists solely of independent Trustees of the Fund, estimates that committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least three business days per Trustee meeting. The standing committees of the Board of Trustees, and the number of times each committee met during the Fund’s fiscal year, are shown in the table below:

Audit and Compliance Committee*	13

Board Policy and Nominating Committee	11

Brokerage Committee**	7

Contract Committee	13

Distributions Committee	11

Executive Committee	2

Investment Oversight Committees	38

Marketing Committee***	8

Pricing Committee*	13

Shareholder Communications and Relations Committee***	8

Investment Process Committee****	8

* Effective January 2006, the responsibilities of the Audit and Pricing Committee were divided between two separate committees, the Audit and Compliance Committee and the Pricing Committee. The
number of meetings also includes the number of meetings held by the Audit and Pricing Committee prior to the formation of the new committees.

** Effective January 2006, the Brokerage and Custody Committee was renamed the Brokerage
Committee.

*** Effective January 2006, certain responsibilities of the Communication, Service and Marketing
Committee were assigned to two new committees, the Marketing Committee and the Shareholder
Communications and Relations Committee. The number of meetings also includes the number of meetings held by the Communication, Service and Marketing Committee prior to the formation of the new committees.

**** The Investment Process Committee began meeting in January 2006.

The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the Fund for fiscal 2006, and the fees paid to each Trustee by all of the Putnam funds during calendar year 2006:

COMPENSATION TABLE

		Pension or	Estimated
		retirement	annual	Total
		benefits	benefits from	compensation
	Aggregate	accrued as	all Putnam	from all
	compensation	part of fund	funds upon	Putnam
Trustees/Year	from the fund	expenses	retirement(1)	funds(2)

Jameson A. Baxter/
1994(3)	$2,978	$1,080	$110,500	$290,000

Charles B. Curtis/
2001	2,856	1,602	113,900	300,000

Myra R. Drucker/
2004(3)	2,746	N/A	N/A	290,000

Charles E. Haldeman,
Jr./2004	$0	$0	N/A	$0

John A. Hill/
1985(3)(4)	4,184	1,488	161,700	388,294

Paul L. Joskow/
1997(3)	2,873	970	113,400	295,000

Elizabeth T. Kennan/
1992(3)	2,972	1,371	108,000	300,000

Kenneth R.
Leibler/2006(5)	N/A	N/A	N/A	47,500

John H. Mullin, III/
1997(3)(6)	2,334	1,195	107,400	185,000

Robert E. Patterson/
1984	2,893	824	106,500	300,000

George Putnam, III/
1984(4)	3,176	750	130,300	320,000

W. Thomas Stephens/
1997(3)	2,705	1,148	107,100	290,000

Richard B. Worley/
2004	2,814	N/A	N/A	300,000

(1) Estimated benefits for each Trustee are based on Trustee fee rates for calendar years 2003, 2004 and 2005. For Mr. Mullin, the annual benefits equal the actual benefits he is currently receiving under the Retirement Plan for Trustees of the Putnam funds.

(2) As of December 31, 2006, there were 107 funds in the Putnam family. For Mr. Hill, amounts shown also include compensation for service as Chairman of TH Lee, Putnam Emerging Opportunities Portfolio, a closed-end fund advised by an affiliate of the Investment Management Company.

(3) Certain Trustees are also owed compensation deferred pursuant to a Trustee Compensation Deferral Plan. As of September 30, 2006, the total amounts of deferred compensation payable by the Fund, including income earned on such amounts, to these Trustees were: Ms. Baxter - $14,717; Ms. Drucker - $948; Mr. Hill - $64,767; Dr. Joskow - $17,263; Dr. Kennan - $1,030; Mr. Mullin - $19,058; and Mr. Stephens - $1,634.

(4) Includes additional compensation to Messrs. Hill and Putnam for service as Chairman of the Trustees, and President of the Funds, respectively.

(5) Mr. Leibler was elected to the Board of Trustee of the Putnam funds on October 12, 2006.

(6) Mr. Mullin retired from the Board of Trustees of the Putnam funds on June 30, 2006.

Under a Retirement Plan for Trustees of the Putnam funds (the “Plan”), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual attendance and retainer fees paid to such Trustee for calendar years 2003, 2004 and 2005. This retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. A death benefit, also available under the Plan, ensures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee’s total years of service.

The Plan Administrator (currently the Board Policy and Nominating Committee) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment. The Trustees have terminated the Plan with respect to any Trustees first elected to the board after 2003.

The Investment Management Company places all orders for purchases and sales of the Fund’s portfolio securities. In selecting broker-dealers, the Investment Management Company may consider research and brokerage services furnished to it and its affiliates. As a matter of policy, the Investment Management Company is not permitted to consider sales of Fund shares (or of the other Putnam Funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. During fiscal 2004, 2005 and 2006, the Fund paid $0, $44,938 and $167,924 in brokerage commissions, respectively.

For the fiscal year ending on September 30, 2006, the Fund paid $5,067,958 in total other expenses, including payments under its distribution plans, but excluding management fees, investor servicing agent expenses and custodian expenses.

(5) Tax Treatment of Shareholders in Japan:

The Fund qualifies as a "foreign bond investment trust to be publicly offered" under Japanese law and on that basis, the tax treatment of Shareholders in Japan shall be as follows:

A. The distributions to be made by the Fund will be treated as distributions made by a domestic bond investment trust making, public offering of investment fund securities.

(a) The distributions to be made by the Fund to Japanese individual shareholders will be subject to separate taxation from other income (i.e. withholding of income tax at the rate of 15% and withholding of local taxes at the rate of 5% in Japan). In this case, no report concerning distributions will be filed with the Japanese tax authorities.

(b) The distributions to be made by the Fund to Japanese corporate shareholders will be subject to withholding of income tax at the rate of 15% and to withholding of local taxes at the rate of 5% in Japan. In certain cases, the Distributor or the Sales Handling Company will prepare a report concerning distributions and file such report with the Japanese tax authorities.

(c) In general, distributions from the Fund are subject to withholding of United States federal income tax at a reduced rate of 10% under the United States-Japan tax treaty that recently entered into force. The amount withheld as U.S. federal income tax may be applied for foreign tax credit in Japan. Notwithstanding the above, distributions of certain properly designated “capital gain dividends,” “interest-related dividends,” and “short-term capital gain dividends” (as such terms are defined under the United States Internal Revenue Code of 1986, as amended) will generally not be subject to withholding of

United States federal income tax. Furthermore, special tax rules may apply to distributions by the Fund of gain attributable to certain “U.S. real property interests.” Shareholders should consult their own tax advisor to determine the suitability of shares of the Fund as an investment.

(d) The Japanese withholding tax imposed on distributions as referred to in a. and b. above will be collected by way of the so-called “difference collecting method.” In this method only the difference between the amount equivalent to 20% of the distributions before U.S. withholding tax and the amount of U.S. withholding tax withheld in the U.S. will be collected in Japan.

B. The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to dividends paid by a domestic corporation, shall not apply.

C. Capital gains and losses arising from purchase and repurchase of the Shares shall be treated in the same way as those arising from purchase and sale of a domestic investment trust.

D. The Fund qualifies as a public offered, foreign government and corporate bond fund under the tax law. There is a possibility that other treatment may be made due to judgment by the tax authority in the future. Also, the taxation treatment described above is subject to other changes of law or practice.

E. To ensure compliance with requirements imposed by the United States Internal Revenue Service, you are hereby notified that the United States tax advice contained herein (i) is written in connection with the promotion or marketing by the Fund of the transactions or matters addressed herein, and (ii) is not intended or written to be used, and cannot be used by any taxpayer, for the purpose of avoiding United States tax penalties. Each taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

5 STATUS OF INVESTMENT FUND

(1) Diversification of Investment Portfolio

			(as of the end
			of January
			2007)

			Investment
		Total	Ratio
	Name of
Types of Assets	Country	U.S. Dollars	(%)

U.S. Government Agency
Mortgages	United States	853,641,210	72.07
Collateral Mortgage Obligations	United States	348,773,727	29.44
Asset backed securities	United States	31,242,702	2.64
Purchased Options	United States	2,971,067	0.25
Short-Term Investments	United States	279,752,268	23.62

Cash, Deposit and Other
Assets (After deduction of

liabilities)		(331,930,736)	-28.02

Total		1,184,450,238	100.00
(Net Asset Value)		[JPY 144,183 million]

Note: Investment ratio is calculated by dividing each asset at its market value by the total net asset value of the Fund. The same applies hereinafter.

(2) Portfolio of Investments

A. Principal Holdings

Please refer to the Excel sheet (Top 30 as of December 31, 2006).

B. Investment Property

Not applicable.

C. Other Principal Investments

Not applicable.

(3) Results of Past Operations

A. Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of the following fiscal years and at the end of each month within one year prior to the end of January 2007 is as follows:

	Total Net Asset Value		Net Asset Value per Share

	USD (thousands)	JPY (millions)	USD	JPY

3rd Fiscal Year	7,850	956	13.00	1,582
(September 30, 1997)

4th Fiscal Year	163,076	19,851	13.25	1,613
(September 30, 1998)

5th Fiscal Year	133,362	16,234	12.55	1,528
(September 30, 1999)

6th Fiscal Year	95,090	11,575	12.52	1,524
(September 30, 2000)

7th Fiscal Year	144,285	17,564	13.08	1,592
(September 30, 2001)

8th Fiscal Year	171,974	20,934	13.20	1,607
(September 30, 2002)

9th Fiscal Year	73,355	8,930	13.18	1,604
(September 30, 2003)

10th Fiscal Year	50,649	6,166	13.23	1,610
(September 30, 2004)

11th Fiscal Year	39,845	4,850	13.13	1,598
(September 30, 2005)

12th Fiscal Year	31,087	3,784	13.02	1,585
(September 30, 2006)

2006 End of February	35,386	4,308	13.12	1,597
March	34,529	4,203	13.00	1,582
April	33,641	4,095	12.92	1,573
May	34,432	4,191	12.77	1,554
June	34,983	4,258	12.72	1,548
July	34,681	4,222	12.84	1,563
August	31,348	3,816	12.98	1,580
September	31,087	3,784	13.02	1,585
October	30,800	3,749	13.06	1,590
November	30,846	3,755	13.12	1,597
December	30,476	3,710	13.07	1,591
2007 End of January	29,649	3,609	13.02	1,585

Note: Net asset value per share as of the end of February, 2007 is $13.12 (JPY 1,597).

B.  Record of Distributions Paid

Fiscal Year	Amount of Dividend paid per Share

	USD	JPY

3rd Fiscal Year (10/1/96 - 9/30/97)	0.78	95

4th Fiscal Year (10/1/97 - 9/30/98)	0.80	97

5th Fiscal Year (10/1/98 - 9/30/99)	0.77	94

6th Fiscal Year (10/1/99 - 9/30/00)	0.76	93

Fiscal Year	Amount of Dividend paid per Share

	USD	JPY

7th Fiscal Year (10/1/00 – 9/30/01)	0.72	88

8th Fiscal Year (10/1/01 – 9/30/02)	0.66	80

9th Fiscal Year (10/1/02 – 9/30/03)	0.31	38

10th Fiscal Year (10/1/03 – 9/30/04)	0.29	35

11th Fiscal Year (10/1/04 – 9/30/05)	0.37	45

12th Fiscal Year (10/1/05 – 9/30/06)	0.50	61

Note: Record of distribution paid during the period from February 1997 through March 2007 is as follows:

Year	Ex-dividend	Dividend ($)	NAV per	Ex-dividend	Dividend ($)	NAV per
	Date		Share ($)	Date		Share ($)

1997	Jan. 8	0.064	12.73	Jul. 11	0.066	12.90
	Feb. 7	0.065	12.82	Aug. 11	0.067	12.85
	Mar. 7	0.065	12.75	Sep. 10	0.066	12.86
	Apr. 8	0.064	12.57	Oct. 10	0.066	12.93
	May 12	0.064	12.73	Nov. 10	0.067	12.96
	Jun. 10	0.066	12.78	Dec. 10	0.070	13.01

1998	Jan. 12	0.068	13.12	Jul. 10	0.066	13.03
	Feb. 10	0.067	13.03	Aug. 10	0.066	13.01
	Mar. 10	0.067	13.01	Sep. 11	0.066	13.10
	Apr. 13	0.066	12.99	Oct. 12	0.066	13.08
	May 11	0.066	12.97	Nov. 10	0.066	13.02
	Jun. 10	0.066	13.04	Dec. 10	0.066	13.08

1999	Jan. 11	0.066	13.01	Jul. 12	0.063	12.61
	Feb. 10	0.063	13.00	Aug. 10	0.063	12.23
	Mar. 10	0.063	12.87	Sep. 10	0.063	12.48
	Apr. 12	0.063	12.93	Oct. 11	0.064	12.45
	May 10	0.063	12.82	Nov. 10	0.063	12.50
	Jun. 10	0.063	12.56	Dec. 10	0.063	12.49

2000	Jan. 10	0.064	12.20	Jul. 10	0.064	12.37
	Feb. 10	0.063	12.08	Aug. 10	0.063	12.47
	Mar. 10	0.064	12.18	Sep. 11	0.063	12.44
	Apr. 10	0.063	12.37	Oct. 10	0.063	12.47
	May 10	0.063	12.11	Nov. 10	0.063	12.48
	Jun. 12	0.063	12.32	Dec. 8	0.064	12.66

2001	Jan. 10	0.063	12.79	Jul. 10	0.057	12.75
	Feb. 12	0.063	12.78	Aug. 10	0.057	12.88
	Mar. 12	0.064	12.79	Sep. 10	0.057	12.92
	Apr. 10	0.057	12.76	Oct. 10	0.057	13.01
	May 10	0.057	12.74	Nov. 12	0.057	13.04
	Jun. 11	0.057	12.75	Dec. 11	0.057	12.83

2002	Jan. 10	0.057	12.89	Jul. 10	0.051	13.07
	Feb. 11	0.057	12.97	Aug. 12	0.051	13.13
	Mar. 11	0.057	12.81	Sep. 10	0.052	13.13
	Apr. 10	0.057	12.86	Oct. 10	0.037	13.17
	May 10	0.051	12.95	Nov. 11	0.037	13.16
	Jun. 10	0.051	12.95	Dec. 10	0.037	13.15

Year	Ex-dividend	Dividend ($)	NAV per	Ex-dividend	Dividend ($)	NAV per
	Date		Share ($)	Date		Share ($)

2003	Jan. 10	0.030	13.18	Jul. 11	0.015	13.11
	Feb. 10	0.030	13.17	Aug. 12	0.015	13.00
	Mar. 10	0.024	13.20	Sep. 12	0.015	13.09
	Apr. 10	0.024	13.14	Oct. 10	0.015	13.08
	May 12	0.024	13.13	Nov. 12	0.015	13.07
	Jun. 10	0.024	13.11	Dec. 12	0.015	13.16

2004	Jan. 9	0.025	13.23	Jul. 12	0.031	13.10
	Feb. 11	0.025	13.25	Aug. 12	0.031	13.17
	Mar. 12	0.025	13.29	Sep. 10	0.031	13.21
	Apr. 12	0.025	13.16	Oct. 12	0.031	13.23
	May 12	0.025	12.88	Nov. 12	0.031	13.22
	Jun. 14	0.025	12.84	Dec. 10	0.031	13.23

2005	Jan. 11	0.031	13.22	Jul. 12	0.031	13.19
	Feb. 11	0.031	13.26	Aug. 12	0.031	13.16
	Mar. 11	0.031	13.13	Sep. 12	0.031	13.20
	Apr. 12	0.031	13.18	Oct. 12	0.031	13.07
	May 12	0.031	13.22	Nov. 11	0.031	13.01
	Jun. 10	0.031	13.23	Dec. 9	0.031	13.01

2006	Jan. 11	0.031	13.11	Jul. 12	0.037	12.69
	Feb. 10	0.036	13.06	Aug. 11	0.040	12.84
	Mar. 10	0.036	13.02	Sep. 12	0.040	12.96
	Apr. 11	0.036	12.94	Oct. 12	0.040	12.94
	May 12	0.117	12.73	Nov. 10	0.040	13.05
	Jun. 12	0.037	12.81	Dec. 8	0.040	13.07

2007	Jan. 11	0.040	13.04	Jul.
	Feb. 9	0.044	13.00	Aug.
	Mar. 12	0.044	13.09	Sep.
	Apr.			Oct.
	May			Nov.
	Jun.			Dec.

C. Record of Rate of Return

Fiscal Year	Rate of Return

3rd Fiscal Year (10/1/96 - 9/30/97)	9.39

4th Fiscal Year (10/1/97 - 9/30/98)	8.38

5th Fiscal Year (10/1/98 - 9/30/99)	0.56

6th Fiscal Year (10/1/99 - 9/30/00)	6.09

7th Fiscal Year (10/1/00 – 9/30/01)	10.56

8th Fiscal Year (10/1/01 – 9/30/02)	6.14

9th Fiscal Year (10/1/02 – 9/30/03)	2.25

10th Fiscal Year (10/1/03 – 9/30/04)	2.61

11th Fiscal Year (10/1/04 – 9/30/05)	2.08

12th Fiscal Year (10/1/05 – 9/30/06)	3.10

Note: Calculation of the yield on investment (including dividend) (the overall yield on investment):

NAV at beginning of term means the net asset value per unit calculated at the beginning of the yield calculation period.

NAV at term end means the net asset value per unit calculated at the end of the yield calculation period.

Calculation of cumulative increase ratio by distribution:

The amount shall be obtained by multiplying together all the amounts of such dividend as distributed during the yield calculation period divided by the net asset value per unit on the ex dividend day of the relevant distribution plus 1.

6 OUTLINE OF THE PROCEDURES, ETC.

(1) Procedures for Sales of Shares in Japan

In Japan, Shares of the Fund are offered on any Business Day and any business day of the Distributor in Japan during the Subscription Period mentioned in “(7) Period of Subscription, Part I. Information Concerning Securities” of a securities registration statement pursuant to the terms set forth in “Part I. Information Concerning Securities” of the relevant securities registration statement. The Distributor or the Sales Handling Company shall provide to the investors an Agreement Concerning a Foreign Securities Transactions Account and other agreements (the “Account Agreement”) and receive from such investors an application for requesting the opening of a transactions account under the Account Agreement. Purchases may be made in the minimum investment amount of 100 shares and in integral multiples of 100 shares.

The issue price for Shares shall be, in principal, the net asset value per Share next calculated on the day on which the Fund receives such application. The Trade Day in Japan is the day when the Distributor confirms the execution of the order (ordinarily the business day in Japan next following the placement of orders), and the payment and delivery shall be made on the fourth Business Day after and including the Trade Day. The sales charge in Japan shall be 3.15% (3.00% before consumption tax) of the amount obtained by deduction of the amount equivalent to 3.00% of the public offering price from such price (hereinafter referred to as the “Sales Price”). Any amount, which is over the net asset value, of the Sales Price shall be retained by Putnam Retail Management Limited Partnership, principal underwriter of the Fund. The public offering price means the amount calculated by dividing the net asset value by (1- 0.0325) and rounded to three decimal places.

Payment of purchase price shall be made in yen in principal and the applicable exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day and which shall be determined by such Distributor or Sales Handling Company. The payment may be made in dollars to the extent that the Distributor or the Sales Handling Company can agree.

In addition, the Distributor or the Sales Handling Company in Japan who are members of the Japan Securities Dealers’ Association cannot continue sales of the Shares in Japan when the net assets of the Fund are less than JPY100,000,000 or the Shares otherwise cease to comply with the “Standards of Selection of Foreign Investment Fund Securities” contained in the “Regulations Concerning the Transactions of Foreign Securities” established by the Association.

(2) Repurchase in Japan

Shareholders in Japan may at any time request repurchase of their Shares without a contingent deferred sales charge. Repurchase requests in Japan may be made to the Investor Servicing Agent through the Distributor or the Sales Handling Company on a Fund Business Day that is a business day of the Distributor in Japan. The repurchase shall be made in integral multiples of 1 shares.

The price a shareholder in Japan will receive is the next net asset value calculated after the Fund receives the repurchase request from the Distributor, provided the request is received before the close of regular trading on the New York Stock Exchange. The payment of the price shall be made in yen through the Distributor or the Sales Handling Company pursuant to the Account Agreement or, if the Distributor or the Sales Handling Company agree, in dollars. The payment for repurchase proceeds shall be made on the fourth business day of securities companies in Japan after and including the Trade Day.

7 OUTLINE OF THE MANAGEMENT AND ADMINISTRATION

(1) OUTLINE OF MANAGEMENT OF ASSETS, ETC.:

 A. Valuation of Assets:

The price of the Fund’s shares is based on its NAV. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

The Fund values its investments for which market quotations are readily available at market value. It values all other investments and asset at their fair value. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the Fund’s Trustees or dealers selected by the Investment Management Company. Such services or dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. The fair value determined for an investment may differ from recent market prices for the investment.

B. Custody of Shares:

Share certificates shall be held by Shareholders at their own risk.

The custody of the Share certificates (if issued) representing Shares sold to Japanese Shareholders shall, unless otherwise instructed by the Shareholder, be held, in the name of the custodian, by the custodian of MUS.

C. Duration of the Fund Trust:

Unless terminated, the Fund shall continue without limitation of time.

D. Accounting Year:

The accounts of the Fund will be closed each year on September 30.

E. Liquidation:

The Fund may be terminated at any time by vote of Shareholders holding at least 66 2/3% of the Shares entitled to vote or by the Trustees of the Fund by written notice to the Shareholders.

F. Agreement and Declaration of Trust:

The Agreement and Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by vote of Shareholders holding a majority of the Shares entitled to vote.

(2) OUTLINE OF DISCLOSURE SYSTEM:

A. Disclosure in U.S.A.:

(a) Disclosure to shareholders

In accordance with the Investment Company Act of 1940, the Fund is required to send to its shareholders annual and semi-annual reports containing financial information.

(b) Disclosure to the SEC

The Fund has filed a registration statement with the SEC on Form N-1A; the Fund updates that registration statement periodically in accordance with the Investment Company Act of 1940.

B. Disclosure in Japan:

(a) Disclosure to the Supervisory Authority:

(i) Disclosure Required under the Securities and Exchange Law

When the Fund intends to offer the Shares amounting to more than certain specific amount in yen in Japan, it shall submit to the Director of Kanto Local Finance Bureau securities registration statements together with the copies of the Agreement and Declaration of Trust of the Fund and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for investors and any other persons who desire at Kanto Local Finance Bureau of the Ministry of Finance or on the Electronic Disclosure for Investors’ NETwork under the Securities and Exchange Law (“EDINET”).

The Distributor or the Sales Handling Company of the Shares shall deliver to the investors prospectuses, the contents of which are substantially identical to Part I and Part II of the securities registration statements (the “Delivery Prospectus”). They shall also deliver to the investors prospectuses the contents of which are substantially identical to Part III of the securities registration statements upon the request of the investors (the “Requested Prospectus”). For the purpose of disclosure of the financial conditions, etc., the Trustees shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual period and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons who desire at the Kanto Local Finance Bureau of the Ministry of Finance or on EDINET.

(ii) Notifications, etc. under the Law Concerning Investment Trusts and Investment Companies

If the Investment Management Company conducts the business of offering for subscription of shares of the Fund, it must file in advance certain information relating to the Fund with the Commissioner of Financial Services Agency under the Law Concerning Investment Trusts and Investment Companies (the Law No. 198, 1951) (hereinafter referred to the “Investment Trusts Law”). In addition, if the Investment Management Company amends the Agreement and Declaration of Trust of the Fund, it must file in advance such amendment and the details thereof with the Commissioner of Financial Services Agency. Further, the Investment Management Company must prepare the Management Report on the described matters concerning the assets of the Fund under the Investment Trusts Law immediately after the end of each calculation period of the Fund and must file such Report with the Commissioner of Financial Services Agency.

(b) Disclosure to Japanese Shareholders:

If the Trustees make any amendment to the Agreement and Declaration of Trust of the Fund, the substance of which is important, it must give in advance public notice concerning its intention to make such amendment and the substance of such amendment at least 30 days prior to such amendment, and must deliver written documents containing the amendment to the shareholders known in Japan. Provided, however, that if the said written documents are delivered to all the shareholders in Japan, the relevant public notice is not required to be given.

The Japanese Shareholders will be notified of the material facts which would change their position through the Distributor or the Sales Handling Company.

The above described Management Report on the Fund will be sent to the shareholders known in Japan.

(3) INFORMATION CONCERNING THE RIGHTS OF SHAREHOLDERS, ETC.

A. Rights of Shareholders , etc.:

Shareholders must register their shares in their own name in order to exercise directly their rights as Shareholders. Therefore, the Shareholders in Japan who entrust the custody of their Shares to the Distributor or the Sales Handling Company cannot exercise directly their Shareholder rights, because their Shares are registered in the name of the custodian. Shareholders in Japan may have the Distributor or the Sales Handling Company exercise their rights on their behalf in accordance with the Account Agreement with the Distributor or the Sales Handling Company.

Shareholders in Japan who do not entrust the custody of their Shares to the Distributor or the Sales Handling Company may exercise their rights in accordance with their own arrangement under their own responsibility.

The major rights enjoyed by Shareholders are as follows:

(a) Voting rights

(b) Repurchase rights

(c) Rights to receive dividends

(d) Right to receive distributions upon dissolution

(e) Right to inspect accounting books and the like

(f) Right to transfer shares

(g) Rights with respect to the U.S. registration statement

B. Foreign Exchange Control in U.S.A.:

In U.S.A., there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese Shareholders.

C. Agent in Japan:

Gaikokuho Kyodo-Jigyo Horitsu Jimusho Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

D. Jurisdiction:

Limited only to litigation brought by Japanese investors regarding transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:

Tokyo District Court
1-4, Kasumigaseki 1-chome
Chiyoda-ku, Tokyo

II FINANCIAL HIGHLIGHTS

(a) “Financial Highlights” includes “Statement of assets and liabilities” and “Statement of operations”, etc. including notes thereto, included in the Fund’s financial statements in “Part III. Detailed Information Concerning the Fund, IV. Financial Conditions of Fund”. This information has been derived from the Fund’s Financial Statements included in “Part III. Detailed Information Concerning the Fund, IV. Financial Conditions of the Fund, Financial Conditions”.

(b) The Japanese translation of the Fund’s financial statements have been prepared pursuant to the proviso to Article 127, Paragraph 5 of the “Regulation Concerning the Terminology, Forms and Preparation Methods of Financial Statements, etc.”, based on the “Ordinance of the Cabinet Office Relating to Disclosure of Specified Securities.” The financial statements have been audited by KPMG LLP, the independent registered public accounting firm in the United States.

(c) The original financial statements of the Fund are presented in US dollars. The amounts in Japanese yen included in the Japanese translations of the financial statements are translated at the exchange rate of US$1.00 = JPY121.73, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2007. Fractions are rounded to one thousand yen.

The following financial documents are omitted here:

Statement of assets and liabilities for the fiscal year ended September 30, 2006.

Statement of operations for the fiscal year ended September 30, 2006.

Statement of assets and liabilities for the fiscal year ended September 30, 2005.

Statement of operations for the fiscal year ended September 30, 2005.

III. SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT TRUST SECURITIES

1 Transfer of the Shares

The transfer agent for the registered share certificates is Putnam Fiduciary Trust Company, P.O. Box 41203, Providence, RI 02940-1203, U. S. A.

The Japanese investors who entrust the custody of their shares to the Distributor or the Sales Handling Company shall have their shares transferred under the responsibility of such company, and the other investors shall make their own arrangements.

No fee is chargeable for the transfer of shares.

2 The Closing Period of the Shareholders’ Book No provision is made.

3 There are no annual shareholders’ meetings. A shareholder meeting at which the Board of Trustees will be elected will be held at least every five years beginning in 2004. Special shareholders’ meeting may be held from time to time as required by the Agreement and Declaration of Trust and the Investment Company Act of 1940.

4 No special privilege is granted to Shareholders.

The acquisition of Shares by any person may be restricted.

IV ITEMS OF THE DETAILED INFORMATION CONCERNING THE FUND

(a) Items included in “Part III Detailed Information Concerning the Fund” are as follows:

I Additional Information concerning the Fund

1 History of the Fund
2 Outline of Laws Regulating the Fund in the Jurisdiction Where Established
3 Outline of the Supervisory Authorities

II Procedures, etc.

1 Procedures for Sales of Shares, etc.
2 Procedures for Repurchase of Shares, etc.

III Management and Administration

1 Outline of Management of Assets, etc.

(1) Valuation of Assets
(2) Custody of Shares
(3) Duration of Trust
(4) Accounting Year

(5) Miscellaneous

2 Outline of Disclosure System

3 Rights of Shareholders , etc.

(1) Rights of Shareholders , etc.
(2) Foreign Exchange Control in the U.S.A.
(3) Agent in Japan
(4) Jurisdiction, etc.

IV Financial Conditions of the Fund

1 Financial Statements

(1) Statement of assets and liabilities
(2) Statement of operations
(3) Fund’s Portfolio

2 Present Condition of the Fund Statement of Net Assets

V Record of Sales and Repurchases (Class M Shares)

(b) No matters set out in “Part III Detailed Information Concerning the Fund” are not included in the prospectus to be delivered when or before the offering of the Shares of the Fund is made pursuant to Article 15, paragraph 2 of the Securities and Exchange Law.

PART III DETAILED INFORMATION CONCERNING THE FUND

I. ADDITIONAL INFORMATION CONCERNING THE FUND

1 HISTORY OF THE FUND:

November 1, 1983: Organization of the Fund as a Massachusetts business trust. Adoption of the Agreement and Declaration of Trust.

January 10, 1992: Adoption of the Amended and Restated Agreement and Declaration of Trust.

2 OUTLINE OF LAWS REGULATING THE FUND IN THE JURISDICTION WHERE ESTABLISHED

The Fund was created under, and is subject to, the laws of The Commonwealth of Massachusetts. The sale of the Fund’s shares is subject to, among other things, the Securities Act of 1933, as amended, and certain state securities laws. The Fund also attempts to qualify each year and elects to be taxed as a regulated investment company under the United States Internal Revenue Code of 1986, as amended.

The following is a broad outline of certain of the principal statutes regulating the operations of the Fund in the U.S.:

A. Massachusetts General Laws, Chapter 182 - Voluntary Associations and Certain Trusts

Chapter 182 provides in part as follows:

A copy of the declaration of trust must be filed with the Secretary of State of The Commonwealth of Massachusetts and with the Clerk of the City of Boston. Any amendment of the declaration of trust must be filed with the Secretary and the Clerk within thirty days after the adoption of such amendment.

A trust must annually file with the Secretary of State on or before June 1 a report providing the name of the trust, its address, number of shares outstanding and the names and addresses of its trustees.

Penalties may be assessed against the trust for failure to comply with certain of the provisions of Chapter 182.

B. Investment Company Act of 1940

The Investment Company Act of 1940, as amended (the “1940 Act”), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the “SEC”), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

C. Securities Act of 1933

The Securities Act of 1933, as amended (the “1933 Act”), regulates many sales of securities. The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

D. Securities Exchange Act of 1934

The Securities Exchange Act of 1934, as amended (the “1934 Act”), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

E. The Internal Revenue Code

The Fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders.

F. Other laws

The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund’s shares.

3 OUTLINE OF THE SUPERVISORY AUTHORITIES

Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

A. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.

B. State authorities typically have broad authority to regulate the offering and sale of securities to their residents or within their jurisdictions and the activities of brokers, dealers, or other persons directly or indirectly engaged in related activities.

II PROCEDURES, ETC.

1 PROCEDURES FOR SALES OF SHARES, ETC.:

A. Sales in the United States

Investors residing in the United States can open a Fund account with as little as $500 and make subsequent investments in any amount. The minimum investment is waived if investors make regular investments weekly, semi-monthly, or monthly through automatic deductions from your their checking or savings account. Currently, Putnam is waiving the minimum, but reserves the right to reject initial investments under the minimum.

The Fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. An investor’s financial advisor or Putnam Investor Services generally must receive an investor’ s completed buy order before the close of regular trading on the New York Stock Exchange for an investor’s shares to be bought at that day’s offering price.

Investors can open an account:

Through a financial advisor. An investor’s advisor will be responsible for furnishing all necessary documents to Putnam Investor Services, and may charge an investor for his or her services.

Alternatively, investors may request an account application from Putnam Investor Services.

Investors should simply complete the application and write a check for the amount the investor wishes to invest, payable to the Fund. Then, investors should return the check and completed form to Putnam Investor Services.

Through systematic investing. Investors may open an account by filling out the systematic investing section of the account application. Investor should simply specify the frequency of regular investments (weekly, semi-monthly or monthly) through automatic deductions from the investor’s bank checking or savings account. Application forms are available through their advisor or by calling Putnam Investor at 1-800-225-1581.

Through an Investor’s employer’s retirement plan. If investors participate in a retirement plan that offers the Fund, investors may consult their employer for information on how to purchase shares of the Fund through the plan, including any restrictions or limitations that may apply.

The Fund must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, Putnam Investor Services may not be able to open the fund accounts of such investors. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships, must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening the investor’s account, the Fund reserves the right to close such account.

Other methods of making subsequent investments:

Via the Internet or phone. If investors have an existing Putnam fund account and have completed and returned an Electronic Investment Authorization Form, such investor can buy additional shares online at www.putnam.com or by calling Putnam Investor Services at 1-800-225-1581.

By mail. Investors may also request a book of investment stubs for its account. Investors should complete an investment stub and write a check for the amount they wish to invest, payable to the fund. Then investors should return the check and investment stub to Putnam Investor Services.

By wire transfer. Investors may buy Fund shares by bank wire transfer of same-day funds. They should call Putnam Investor Services at 1-800 -225-1581 for wiring instructions. Any commercial bank can transfer same-day funds by wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund's designated bank before the close of regular trading on the NYSE. The investor’s bank may charge such investor for wiring same-day funds. Although the Fund's designated bank does not currently charge an investor for receiving same-day funds, it reserves the right to charge for this service. An investor cannot buy shares for tax-qualified retirement plans by wire transfer.

The Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

Class M shares

- Initial sales charge of up to 3.25%

- Lower sales charges available for investments of $50,000 or more

- No deferred sales charge (except on certain redemptions of shares bought without an initial sales charge)

- Lower annual expenses, and higher dividends, than Class B or Class C shaers (not offered in Japan) because of lower 12b-1 fees

- Higher annual expenses, and lower dividends, than Class A shares (not offered in Japan) shares because of higher 12b-1 fees

- No conversion to Class A shares, so future 12b-1 fees do not decline over time

- Orders for Class M shares of one or more Putnam funds, other than Class M shares sold to qualified employee-benefit plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of Class M shares (as described below), is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more should consider whether Class A shares (not offered in Japan) would be more advantageous and consult their financial advisor.

Initial sales charges for Class M shares

	Class M sales charge as a percentage of*:

Amount of purchase
at offering price ($)	Net amount
	invested	Offering price**

Under 50,000	3.36%	3.25%

50,000 but under 100,000	2.30	2.25

100,000 but under 250,000	1.27	1.25

250,000 but under 500,000	1.01	1.00

500,000 but under 1,000,000	1.01	1.00

1,000,000 and above	None	None

* Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges investors pay may be more or less than these percentages.

** Offering price includes sales charge.

The Fund offers two principal ways for investors to qualify for discounts on initial sales charges on Class M shares, often referred to as “breakpoint discounts”.

Right of accumulation. Investors can add the amount of their current purchases of Class M shares of the Fund and other Putnam funds to the value of the investors’ existing accounts in the Fund and other Putnam funds. Individuals can also include purchases by, and accounts owned by, their spouse and minor children, including accounts established through different financial advisors. For their current purchases, investors will pay the initial sales charge applicable to the total value of the linked accounts and purchases, which may be lower than the sales charge otherwise applicable to each of the investor’s current purchases. Shares of Putnam money market funds, other than money market fund shares acquired by exchange from other Putnam funds, are not included for purposes of the right of accumulation.

To calculate the total value of an investor’s existing accounts and any linked accounts, the Fund will use the current maximum public offering price of those shares.

Statement of intention. A statement of intention is a document in which investors agree to make purchases of Class M shares in a specified amount within a period of 13 months. For each purchase investors make under the statement of intention investors will pay the initial sales charge applicable to the total amount investors have agreed to purchase. While a statement of intention is not a binding obligation on investors, if investors do not purchase the full amount of shares within 13 months, the Fund will redeem shares from an investor’s account in an amount equal to the higher initial sales charge investors would have paid in the absence of the statement of intention.

Account types that may be linked with each other to obtain breakpoint discounts using the methods described above include:

- Individual accounts Joint accounts

- Accounts established as part of a retirement plan and IRA accounts (some restrictions may apply)

- Shares of Putnam funds owned through accounts in the name of an investor’s dealer or other financial intermediary (with documentation identifying beneficial ownership of shares)

- Accounts held as part of a Section 529 college savings plan managed by The Investment Management Company (some restrictions may apply)

In order to obtain a breakpoint discount, investors should inform an investor’s financial advisor at the time investors purchase shares of the existence of other accounts or purchases that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or an investor’s financial advisor may ask investors for records or other information about other shares held in an investor’s accounts and linked accounts, including accounts opened with a different financial advisor. Restrictions may apply to certain accounts and transactions.

Deferred sales charges

A deferred sales charge of 0.40% may apply to Class M shares purchased without a sales charge for certain rollover IRA accounts if redeemed within one year of purchase.

Deferred sales charges will be based on the lower of the shares’ cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. Investors may sell shares acquired by reinvestment of distributions without a charge at any time.

Distribution (12b-1) plans. The Fund has adopted distribution plans to pay for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average net assets) of up to 1.00% on Class M shares. The Trustees currently limit payments on Class M shares to 0.50% of average net assets. Because these fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of an investor’s investment. The higher fees for Class M shares may cost investors more than paying the initial sales charge for Class A shares (not offered in Japan). Because Class M shares, unlike Class B shares, do not convert to Class A shares, Class M shares may cost investors more over time than Class B shares.

Payments to dealers. If investors purchase their shares through a dealer (the term “dealer” includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator and any other institution having a selling, services or any similar agreement with Putnam Retail Management or one of its affiliates), their dealer generally receives payments from Putnam Retail Management representing some or all of the sales charges and distribution (12b-1) fees, if any.

Putnam Retail Management and its affiliates also pay additional compensation to selected dealers in recognition of their marketing support and/or program servicing (each of which is described in more detail below). These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the Fund or other Putnam funds to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amount paid by investors or the Fund.

The additional payments to dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that dealer, sales or net sales of a fund attributable to that dealer, or reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in Fund shares), or on the basis of a negotiated lump sum payment for services provided.

Marketing support payments, which are generally available to most dealers engaging in significant sales of Putnam fund shares, are not expected, with certain limited exceptions, to exceed 0.085% of the average assets of Putnam’s retail mutual funds attributable to that dealer on an annual basis. These payments are made for marketing support services provided by the dealers, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer's preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer.

Program servicing payments, which are paid in some instances to dealers in connection with investments in the Fund by retirement plans and other investment programs, are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. These payments are made for program services provided by the dealer, including participant recordkeeping, reporting, or transaction processing, as well as services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

Other payments. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations. Certain dealers also receive additional payments from the Fund’s transfer agent in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in the Fund or other Putnam funds through their retirement plan. These payments are not expected, with certain exceptions for affiliated and unaffiliated entities, to exceed 0.13% of the total assets of such shareholders or plan participants in the fund or other Putnam funds on an annual basis.

Dealers may charge investors fees or commissions in addition to those disclosed in this prospectus. Investors can also ask their dealer about any payments it receives from Putnam Retail Management and its affiliates and any services their dealer provides, as well as about fees and/or commissions it charges.

An investor may be eligible to buy class M shares at reduced sales charges. For fiscal 2004, 2005 and 2006, Putnam Retail Management received $60,776, $30,660 and $301, respectively, in sales charges for Class M shares, of which it retained $4,660, $2,720 and $1,843, respectively after dealer concessions.

B. Sales in Japan

In Japan, Shares of the Fund are offered on any Business Day and any business day of the Distributor in Japan during the Subscription Period mentioned in “(7) Period of Subscription, Part I. Information Concerning Securities” of a securities registration statement pursuant to the terms set forth in “Part I. Information Concerning Securities” of the relevant securities registration statement. The Distributor or the Sales Handling Company shall provide to the investors an Agreement Concerning a Foreign Securities Transactions Account and other agreements (the “Account Agreement”) and receive from such investors an application for requesting the opening of a transactions account under the Account Agreement. Purchases may be made in the minimum investment amount of 100 shares and in integral multiples of 100 shares.

The issue price for Shares shall be, in principal, the net asset value per Share next calculated on the day on which the Fund receives such application. The Trade Day in Japan is the day when the Distributor confirms the execution of the order (ordinarily the business day in Japan next following the placement of orders), and payment and delivery shall be made on the fourth Business Day after and including the Trade Day. The sales charge in Japan shall be 3.15% (3.00% before consumption tax) of the amount obtained by deduction of the amount equivalent to 3.00% of the public offering price from such price (hereinafter referred to as the “Sales Price”). Any amount, which is over the net asset value, of the Sales Price shall be retained by Putnam Retail Management, principal underwriter of the Fund. The public offering price means the amount calculated by dividing the net asset value by (1 - 0.0325) and rounded to three decimal places.

Payment of purchase price shall be made in yen in principal and the applicable exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day and which shall be determined by such Distributor or Sales Handling Company. The payment may be made in dollars to the extent that the Distributor or the Sales Handling Company can agree.

In addition, the Distributor or the Sales Handling Company in Japan who are members of the Japan Securities Dealers’ Association cannot continue sales of the Shares in Japan when the net assets of the Fund are less than JPY100,000,000 or the Shares otherwise cease to comply with the “Standards of Selection of Foreign Investment Fund Securities” contained in the “Regulations Concerning the Transactions of Foreign Securities” established by the Association.

2 PROCEDURES FOR REPURCHASE OF SHARES, ETC.:

A. Repurchase in the United States

Investors residing in the U.S. can sell investors’ shares back to the Fund any day the NYSE is open, either through the investors’ financial advisor or directly to the Fund. Payment for redemption may be delayed until the Fund collects the purchase price of shares, which may be up to 10 calendar days after the purchase date.

The Fund will impose a short-term trading fee of 1.00% of the total redemption amount (calculated at market value) if the investors sell or exchange their shares after holding them for 7 days or less (including if the investors purchased the shares by exchange). The short-term trading fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. The short-term trading fee will not apply in certain circumstances, such as redemptions in the event of shareholder death or post-purchase disability, redemptions from accounts established as part of a Section 529 college savings plan, redemptions from certain omnibus accounts, redemptions made as part of a systematic withdrawal plan, and redemptions in connection with periodic portfolio rebalancings of certain wrap accounts or automatic rebalancing arrangements entered into by Putnam Retail Management and a dealer. The fee will not apply to shares sold or exchanged by a Section 529 college savings plan or a Putnam fund-of-funds, or to redemptions for the purpose of paying benefits pursuant to tax-qualified retirement plans. In addition, for investors in defined contribution plans administered by Putnam or a Putnam affiliate, the short-term trading fee applies only to exchanges of shares purchased by exchange, and will not apply to redemptions to pay distributions or loans from such plans, redemptions of shares purchased directly with contributions by a plan participant or sponsor and redemptions of shares purchased in connection with loan repayments. These exceptions may also apply to defined contribution plans administered by third parties that assess the Fund’s short-term trading fee. For purposes of determining whether the short-term trading fee applies, the shares that were held the longest will be redeemed first. Some financial intermediaries, retirement plan sponsors or recordkeepers that hold omnibus accounts with the Fund are currently unable or unwilling to assess the Fund’s short-term trading fee. Some of these firms use different systems or criteria to assess fees that are currently higher than, and in some cases in addition to, the Fund’s short-term trading fee.

Selling shares through an investor’s financial advisor. An investor’s advisor must receive an investor’s request in proper form before the close of regular trading on the NYSE for them to receive that day’s NAV, less any applicable deferred sales charge and short-term trading fee. An investor’s advisor will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge investors for his or her services.

Selling shares directly to the Fund. Putnam Investor Services must receive investors’ request in proper form before the close of regular trading on the NYSE in order to receive that day’s NAV, less any applicable sales charge and short-term trading fee.

By mail. Investors should send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If investors have certificates for the shares they want to sell, investors must return them unendorsed with their letter of instruction.

By telephone. Investors may use Putnam’s telephone redemption privilege to redeem shares valued at less than $100,000 unless investors have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless investors indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone.

The telephone redemption privilege is not available if there are certificates for investors’ shares. The telephone redemption privilege may be modified or terminated without notice.

Shares held through an investor’s employer's retirement plan. For information on how to sell shares of the Fund that were purchased through an investor’s employer's retirement plan, including any restrictions and charges that the plan may impose, investors should consult their employer.

Selling shares by check. If investors would like to use a Fund’s check-writing service, they should mark the proper box on the application or authorization form and complete the signature card (and, if applicable, the resolution). The Fund will send investors checks when it receives these properly completed documents. Investors can then make the checks payable to the order of anyone. The Fund will redeem a sufficient number of full and fractional shares in an investor’s account at the next NAV that is calculated after the check is accepted to cover the amount of the check and any applicable deferred sales charge and short-term trading fee. The minimum redemption amount per check is $250. Currently, Putnam is waiving this minimum.

The use of checks is subject to the rules of an investor’s fund’s designated bank for its checking accounts. If investors do not have a sufficient number of shares in their account to cover the amount of the check and any applicable deferred sales charge and short-term trading fee, the check will be returned and no shares will be redeemed. Because it is not possible to determine their account’s value in advance, investors should not write a check for the entire value of their account or try to close their account by writing a check. The Fund may change or end check-writing privileges at any time without notice. The check-writing service is not available for tax-qualified retirement plans, or if there are certificates for investors’ shares.

Additional requirements. In certain situations, for example, if investors sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. For more information concerning Putnam’s signature guarantee and documentation requirements, contact Putnam Investor Services.

Payment information. The Fund generally sends investors payment for their shares the business day after their request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities laws.

Redemption by the Fund. If investors own fewer shares than the minimum set by the Trustees (presently 20 shares), the Fund may redeem an investor’s shares without their permission and send them the proceeds. To the extent permitted by applicable law, the Fund may also redeem shares if investors own more than a maximum amount set by the

Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

B. Repurchase in Japan

Shareholders in Japan may at any time request repurchase of their Shares without a contingent deferred sales charge. Repurchase requests in Japan may be made to Investor Servicing Agent through the Distributor or the Sales Handling Company on a Fund Business Day that is a business day of the Distributor in Japan. The repurchase shall be made in integral multiples of 1 share.

The price a shareholder in Japan will receive is the next net asset value calculated after the Fund receives the repurchase request from the Distributor, provided the request is received before the close of regular trading on the New York Stock Exchange. The payment of the price shall be made in yen through the Distributor or the Sales Handling Company pursuant to the Account Agreement or, if the Distributor or the Sales Handling Company agree, in dollars. The payment for repurchase proceeds shall be made on the fourth business day of securities companies in Japan after and including the Trade Day.

C. Suspension of Repurchase:

The Fund may suspend shareholders’ right of redemption, or postpone payment for more than seven days, if the New York Stock Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the U.S. Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the U.S. Securities and Exchange Commission for protection of investors.

III. MANAGEMENT AND ADMINISTRATION

1 OUTLINE OF MANAGEMENT OF ASSETS, ETC.:

(1) Valuation of Assets:

The price of the Fund’s shares is based on its NAV. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

The Fund values its investments for which market quotations are readily available at market value. It values all other investments and asset at their fair value. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the Fund’s Trustees or dealers selected by the Investment Management Company. Such services or dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. The fair value determined for an investment may differ from recent market prices for the investment.

(2) Custody of Shares:

Share certificates shall be held by Shareholders at their own risk.

The custody of the Share certificates (if issued) representing Shares sold to Japanese Shareholders shall, unless otherwise instructed by the Shareholder, be held, in the name of the custodian, by the custodian of MUS.

(3) Duration of Trust:

Unless terminated, the Fund shall continue without limitation of time.

(4) Accounting Year:

The accounts of the Fund will be closed each year on September 30.

(5) Miscellaneous:

A. Liquidation:

The Fund may be terminated at any time by vote of Shareholders holding at least 66 2/3% of the Shares entitled to vote or by the Trustees of the Fund by written notice to the Shareholders.

B. Procedures Relating to the Changes to the Deed and the Amendments to the Agreements with the Related Companies, etc.

(a) Agreement and Declaration of Trust:

Originals or copies of the Agreement and Declaration of Trust, as amended, are on file in the United States with the Secretary of The Commonwealth of Massachusetts and with the Clerk of the City of Boston.

The Agreement and Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by vote of Shareholders holding a majority of the Shares entitled to vote, except that an amendment which shall affect the holders of one or more series or classes of Shares but not the holders of all outstanding series and classes shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series and class affected and no vote of Shareholders of a series or class not affected shall be required. Amendments having the purpose of changing the name of the Fund or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained herein shall not require authorization by Shareholder vote.

In Japan, material changes in the Agreement and Declaration of Trust shall be published and sent to the Japanese Shareholders.

(b) Bylaws

The bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.

(c) Management Contract

The Management Contract shall automatically terminate, without the payment of any penalty, in the event of its assignment; and the Management Contract shall not be amended unless such amendment be approved at a meeting by the affirmative vote of a majority of the outstanding shares of the Fund, and by the vote, cast in person at a meeting called for the purpose of voting on such approval, of a majority of the Trustees of the Fund who are not interested persons of the Fund or of the Investment Management Company.

(d) Custodian Agreement

Custodian Agreement with Putnam Fiduciary Trust Company shall continue in full force and effect until terminated as thereinafter provided, may be amended at any time by mutual agreement of the parties thereto and may be terminated by either party by an instrument in writing delivered or mailed, postage prepaid to the other party, such termination to take effect not sooner than thirty days after the date of mailing; provided, that either party may at any time immediately terminate the Custodian Agreement in the event of the appointment of a conservator or receiver for the other party or upon the happening of a like event at the direction of an appropriate regulatory agency or court of competent jurisdiction. No provision of the Custodian Agreement may be amended or terminated except by a statement in writing signed by the party against which enforcement of the amendment or termination is sought.

Custodian Agreement with State Street Bank and Trust Company may be modified or amended from time to time by mutual written agreement of the parties thereto. It shall continue in full force and effect for an initial term of four (4) years from the date of execution, and shall automatically renew for additional consecutive three (3) years, unless either party gives one hundred eighty (180) days’ prior written notice to the other of its intent not to renew. If such agreement is terminated, the Custodian shall, at reasonable request of the Fund, and subject to the consent of the Custodian, continue to provide services thereunder for a period not exceed ninety (90) days from the termination date.

(e) Investor Servicing Agreement

The Investor Servicing Agreement shall continue indefinitely until terminated by not less than ninety days prior written notice given by the Fund to the Investor Servicing Agent, or by not less than six months prior written notice given by the Investor Servicing Agent to the Fund.

(f) Distributor’s Contract

The Distributor’s Contract shall automatically terminate, without the payment of any penalty, in the event of its assignment. The Distributor’s Contract may be amended only if such amendment be approved either by action of the Trustees of the Fund or at a meeting of the shareholders of the Fund by the affirmative vote of a majority of the outstanding shares of the Fund, and by a majority of the Trustees of the Fund who are not interested persons of the Fund or of Putnam by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distributor’s Contract shall remain in full force and effect continuously (unless terminated automatically as set forth above) until terminated:

(i) Either by the Fund or Putnam by not more than sixty (60) days' nor less than ten (10) days' written notice delivered or mailed by registered mail, postage prepaid, to the other party; or

(ii) If the continuance of this Contract after January 31, 1995 is not specifically approved at least annually by the Trustees of the Fund or the shareholders of the Fund by the affirmative vote of a majority of the outstanding shares of the Fund, and by a majority of the Trustees of the Fund who are not interested persons of the Fund or of Putnam by vote cast in person at a meeting called for the purpose of voting on such approval.

(g) Agent Securities Company Agreement

The Agent Securities Company Agreement shall be effective until terminated upon notice, thirty (30) days prior to the termination date, in writing to the other party thereto, to the addresses listed therein, subject to the appointment of a successor agent securities company for the Fund in Japan insofar as such appointment is required in Japan.

(h) Japan Dealer Sales Contract

Either party thereto may terminate the Japan Dealer Sales Contract, without cause, upon 30 days’ written notice to the other party. Either party thereto may also terminate the Japan Dealer Sales Contract for cause upon the violation by the other party of any of the provisions thereof, such termination to become effective on the date such notice of termination is mailed to the other party.

C. Issue of Warrants, Subscription Rights, etc.:

The Fund may not grant privileges to purchase shares of the Fund to shareholders or investors by issuing warrants, subscription rights or options, or other similar rights.

D. How Performance Is Shown:

Fund advertisements may, from time to time, include performance information. “Yield” is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period.

For purposes of calculating yield, net investment income is calculated in accordance with U.S. Securities and Exchange Commission regulations and may differ from net investment income as determined for tax purposes. U.S. Securities and Exchange Commission regulations require that net investment income be calculated on a “yield-to-maturity” basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed-income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner.

Yield is based on the price of the shares, including the maximum initial sales charge.

“Total return” for the one-, five- and ten-year periods (or for the life of the Fund, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used. For the one-year, three-year, five-year and ten-year periods ended September 30, 2006, the average annual total return for Class M shares of the Fund was -0.25%, 1.47%, 2.54% and 4.72%, respectively. Returns for Class M shares reflect the deduction of the current maximum initial sales charge of 3.25% (in Japan, 3.40% (3.25% before consumption tax)) for Class M shares. A deferred sales charge of up to 0.40% on Class M shares may be imposed on certain redemptions of shares bought without an initial sales charge. The 30-day yield for the Class M shares of the Fund for the period ended September 30, 2006 was 4.07% .

All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition, Fund operating expenses and the class of shares the investor purchases. Investment performance also often reflects the risks associated with the Fund’s investment objective and policies. These factors should be considered when comparing the Fund’s investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes.

Regulatory matters and litigation.

The Investment Management Company has entered into agreements with the SEC and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, the Investment Management Company will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to certain open-end funds and their shareholders. The amount will be allocated to shareholders and funds pursuant to a plan developed by an independent consultant, and will be paid following approval of the plan by the SEC and the Massachusetts Securities Division.

The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against the Investment Management Company and certain related parties, including certain Putnam funds. The Investment Management Company will bear any costs incurred by Putnam funds in connection with these lawsuits. The Investment Management Company believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

In connection with a settlement between Putnam and the Fund’s Trustees, the Fund received $326,527 during the period from Putnam to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds to Putnam for transfer agent services. This amount is included in Fees waived and reimbursed by Manager or affiliate on the Statement of operations.

The Investment Management Company and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. The Investment Management Company and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, the Investment Management Company believes that this action is without merit and that it is unlikely to have a material effect on the Investment Management Company’s and Putnam Retail Management’s ability to provide services to their clients, including the Fund.

Others

On February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of the Investment Management Company and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

This transaction, which is subject to regulatory approvals and other conditions, is currently expected to be completed by the middle of this year.

Putnam remains headquartered in Boston and retains its brand, operations, personnel, and offices. Putnam’s senior team, including investment and business professionals, remains in place and continues to be led by Putnam President and Chief Executive Officer Charles E. Haldeman, Jr.

2 Outline of Disclosure SYSTEM:

(1) Disclosure in U.S.A.:

A. Disclosure to shareholders

In accordance with the Investment Company Act of 1940, the Fund is required to send to its shareholders annual and semi-annual reports containing financial information.

B. Disclosure to the SEC

The Fund has filed a registration statement with the SEC on Form N-1A; the Fund updates that registration statement periodically in accordance with the Investment Company Act of 1940.

(2) Disclosure in Japan:

A. Disclosure to the Supervisory Authority:

(a) Disclosure Required under the Securities and Exchange Law

When the Fund intends to offer the Shares amounting to more than a certain specific amount in yen in Japan, it shall submit to the Director of Kanto Local Finance Bureau securities registration statements together with the copies of the Agreement and Declaration of the Fund and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for investors and any other persons who desire at Kanto Local Finance Bureau of the Ministry of Finance or on the Electronic Disclosure for Investors’ NETwork under the Securities and Exchange Law (“EDINET”).

The Distributor or the Sales Handling Company of the Shares shall deliver to the investors prospectuses the contents of which are substantially identical to Part I and Part II of the securities registration statements (the “Delivery Prospectus”). They shall also deliver to the investors prospectuses the contents of which are substantially identical to Part III of the securities registration statements upon the request of the investors (the “Requested Prospectus”). For the purpose of disclosure of the financial conditions, etc., the Trustees shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual period and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons who desire at the Kanto Local Finance Bureau of the Ministry of Finance or on EDINET.

(b) Notifications, etc. under the Law Concerning Investment Trusts and Investment Companies

If the Investment Management Company conducts the business of offering for subscription of shares of the Fund, it must file in advance certain information relating to the Fund with the Commissioner of Financial Services Agency under the Law Concerning Investment Trusts and Investment Companies (the Law No. 198, 1951) (hereinafter referred to the “Investment Trusts Law”). In addition, if the Investment Management Company amends the Agreement and Declaration of Trust of the Fund, it must file in advance such amendment and the details thereof with the Commissioner of Financial Services Agency. Further, the Investment Management Company must prepare the Management Report on the described matters concerning the assets of the Fund under the Investment Trusts Law immediately after the end of each calculation period of the Fund and must file such Report with the Commissioner of Financial Services Agency.

B. Disclosure to Japanese Shareholders:

If the Trustees make any amendment to the Agreement and Declaration of Trust of the Fund, the substance of which is important, it must give in advance public notice concerning its intention to make such amendment and the substance of such amendment at least 30 days prior to such amendment, and must deliver written documents containing the amendment to the shareholders known in Japan. Provided, however, that if the said written documents are delivered to all the shareholders in Japan, the relevant public notice is not required to be given.

The Japanese Shareholders will be notified of the material facts which would change their position through the Distributor or the Sales Handling Company.

The above described Management Report on the Fund will be sent to the shareholders known in Japan.

3 INFORMATION CONCERNING THE RIGHTS OF SHAREHOLDERS, ETC.

(1) Rights of Shareholders , etc.:

Shareholders must register their shares in their own name in order to exercise directly their rights as Shareholders. Therefore, the Shareholders in Japan who entrust the custody of their Shares to the Distributor or the Sales Handling Company cannot exercise directly their Shareholder rights, because their Shares are registered in the name of the custodian. Shareholders in Japan may have the Distributor or the Sales Handling Company exercise their rights on their behalf in accordance with the Account Agreement with the Distributor or the Sales Handling Company.

Shareholders in Japan who do not entrust the custody of their Shares to the Distributor or the Sales Handling Company may exercise their rights in accordance with their own arrangement under their own responsibility.

The major rights enjoyed by Shareholders are as follows:

(a) Voting rights

Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when otherwise required by law or as determined by the Trustees. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

(b) Repurchase rights

Shareholders are entitled to request repurchase of Shares at their net asset value at any time.

(c) Rights to receive dividends

Shareholders are entitled to receive any distribution from net investment income monthly and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers.

Shareholders may choose three distribution options, though investors in Japan may only choose the last alternative.

- Reinvest all distributions in additional shares without a sales charge;

- Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or

- Receive all distributions in cash.

(d) Right to receive distributions upon dissolution

Shareholders of the Fund are entitled to receive distributions upon dissolution in proportion to the number of shares then held by them, except as otherwise required.

(e) Right to inspect accounting books and the like

Shareholders are entitled to inspect the Agreement and Declaration of Trust in the offices of the Secretary of The Commonwealth of Massachusetts, the accounting books at the discretion of the Court and the minutes of any shareholders’ meetings.

(f) Right to transfer shares

Shares are transferable without restriction except as limited by applicable law.

(g) Rights with respect to the U.S. registration statement

If, under the 1933 Act, there is, at the time it became effective, any false statement concerning a material fact in the U.S. registration statement, or any omission of any statement of a material fact required to be stated therein or necessary in order to make the statements made therein, in light of the circumstances, not misleading, shareholders are generally entitled to institute a lawsuit, against the person who had signed the relevant Registration Statement, the trustees of the issuer (or any person placed in the same position), any person involved in preparing such Statement or any underwriter of the relevant shares.

(2) Foreign Exchange Control in U.S.A.:

In U.S.A., there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese Shareholders.

(3) Agent in Japan:

Gaikokuho Kyodo-Jigyo Horitsu Jimusho Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

The foregoing law firm is the true and lawful agent of the Fund to represent and act for the Fund in Japan for the purpose of;

(a) the receipt of any and all communications, claims, actions, proceedings and processes as to matters involving problems under the laws and the rules and regulations of the JSDA and

(b) representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.

The agent for the registration with the Director-General of Kanto Local Finance Bureau of the Ministry of Finance of the initial public offering concerned as well as for the continuous disclosure is the following person:

Akihiro Wani
Attorney-at-law
Gaikokuho Kyodo-Jigyo Horitsu Jimusho Linklaters
Meiji Yasuda Building 1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

(4) Jurisdiction:

Limited only to litigation brought by Japanese investors regarding transactions relating to (3)(b) above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:

Tokyo District Court
1-4, Kasumigaseki 1-chome
Chiyoda-ku, Tokyo

IV. FINANCIAL CONDITIONS OF THE FUND

1 FINANCIAL STATEMENTS

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

												Ratio of net
			Net									investment
			realized and						Total	Net	Ratio of	income
	Net asset	Net	unrealized	Total	From			Net asset	return	assets,	expenses to	(loss)
	value,	investment	gain (loss)	from	net			value,	at net	end of period	average net	to average	Portfolio
	beginning	income	on	investment	investment	Total	Redemption	end	asset	(in	assets	net assets	turnover
Period ended	of period	(loss)(a)	investments	operations	income	distributions	fees	of period	value (%)(b)	thousands)	(%)(c)	(%)	(%)

CLASS A
September 30,
2006	$13.15	.52	(.10)	.42	(.54)	(.54)	—(d)	$13.03	3.30	$1,068,197	.94(e)	4.02(e)	579.42(f)
September 30,
2005	13.24	.37	(.05)	.32	(.41)	(.41)	—(d)	13.15	2.43	1,255,038.94		2.83	781.82(f)
September 30,
2004	13.20	.42	(.06)	.36	(.32)	(.32)	—(d)	13.24	2.81	1,441,252.94		3.24	198.47(f)
September 30,
2003	13.22	.28	.05	.33	(.35)	(.35)	—	13.20	2.52	2,022,134.88		2.12	331.95(g)
September 30,
2002	13.10	.62	.19	.81	(.69)	(.69)	—	13.22	6.41	2,432,891.85		4.74	277.25(g)

CLASS B
September 30,
2006	$13.08	.42	(.10)	.32	(.44)	(.44)	—(d)	$12.96	2.52	$132,827	1.69(e)	3.29(e)	579.42(f)

September 30,	13.17	.27	(.05)	.22	(.31)	(.31)	—(d)	13.08	1.64	205,275	1.69	2.07	781.82(f)
2005
September 30,
2004	13.12	.32	(.05)	.27	(.22)	(.22)	—(d)	13.17	2.12	297,159	1.69	2.46	198.47(f)
September 30,
2003	13.15	.18	.04	.22	(.25)	(.25)	—	13.12	1.67	529,386	1.63	1.38	331.95(g)

September 30,	13.04	.51	.20	.71	(.60)	(.60)	—	13.15	5.59	691,467	1.60	3.96	277.25(g)
2002

CLASS C
September 30,
2006	$13.13	.43	(.11)	.32	(.44)	(.44)	—(d)	$13.01	2.50	$15,985	1.69(e)	3.28(e)	579.42(f)

September 30,	13.22	.27	(.05)	.22	(.31)	(.31)	—(d)	13.13	1.64	19,784	1.69	2.08	781.82(f)
2005
September 30,
2004	13.17	.32	(.05)	.27	(.22)	(.22)	—(d)	13.22	2.08	26,181	1.69	2.44	198.47(f)
September 30,
2003	13.20	.18	.04	.22	(.25)	(.25)	—	13.17	1.70	53,235	1.63	1.34	331.95(g)

September 30,
2002	13.08	.50	.21	.71	(.59)	(.59)	—	13.20	5.64	54,880	1.60	3.93	277.25(g)

CLASS M
September 30,	$13.13	.49	(.10)	.39	(.50)	(.50)	—(d)	$13.02	3.10	$31,087	1.19(e)	3.78(e)	579.42(f)
2006
September 30,	13.23	.34	(.07)	.27	(.37)	(.37)	—(d)	13.13	2.08	39,845	1.19	2.58	781.82(f)
2005
September 30,	13.18	.39	(.05)	.34	(.29)	(.29)	—(d)	13.23	2.61	50,649	1.19	2.99	198.47(f)
2004
September 30,
2003	13.20	.27	.02	.29	(.31)	(.31)	—	13.18	2.25	73,355	1.13	2.03	331.95(g)
September 30,	13.08	.57	.21	.78	(.66)	(.66)	—	13.20	6.14	171,975	1.10	4.47	277.25(g)
2002

CLASS R
September 30,	$13.14	.48	(.09)	.39	(.51)	(.51)	—(d)	$13.02	3.04	$396	1.19(e)	3.73(e)	579.42(f)
2006
September 30,	13.24	.35	(.07)	.28	(.38)	(.38)	—(d)	13.14	2.14	166	1.19	2.60	781.82(f)
2005
September 30,	13.20	.39	(.06)	.33	(.29)	(.29)	—(d)	13.24	2.54	44	1.19	2.98	198.47(f)
2004
September 30,
2003†	13.22	.18	(.02)	.16	(.18)	(.18)	—	13.20	1.23*	1	.78*	1.30*	331.95(g)

CLASS Y
September 30,	$13.12	.55	(.09)	.46	(.58)	(.58)	—(d)	$13.00	3.60	$4,542	.69(e)	4.23(e)	579.42(f)
2006
September 30,	13.22	.40	(.06)	.34	(.44)	(.44)	—(d)	13.12	2.64	12,603.69		3.05	781.82(f)
2005
September 30,	13.18	.46	(.06)	.40	(.36)	(.36)	—(d)	13.22	3.09	26,829.69		3.45	198.47(f)
2004
September 30,
2003	13.21	.31	.04	.35	(.38)	(.38)	—	13.18	2.73	52,590.63		2.39	331.95(g)
September 30,	13.09	.62	.23	.85	(.73)	(.73)	—	13.21	6.71	70,445.60		4.92	277.25(g)
2002

* Not annualized.

† For the period January 21, 2003 (commencement of operations) to September 30, 2003.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Reflects a non-recurring reimbursement from Putnam Investments relating to the calculation of certain amounts paid by the fund to Putnam in previous years for transfer agent services, which amounted to less than $0.01 per share and 0.02% of average net assets for the period ended September 30, 2006 (Note 5).

(f) Portfolio turnover excludes dollar roll transactions

(g) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

The following financial documents are omitted here:

Report of independent registered public accounting firm for the fiscal year ended September 30, 2006

Report of independent registered public accounting firm for the fiscal year ended September 30, 2005

Statement of assets and liabilities for the fiscal year ended September 30, 2006

Statement of operations for the fiscal year ended September 30, 2006

Statement of changes in net assets for the fiscal year ended September 30, 2006

Notes to financial statements for the fiscal year ended September 30, 2006

Portfolio of investments owned dated September 30, 2006

Statement of assets and liabilities for the fiscal year ended September 30, 2005

Statement of operations for the fiscal year ended September 30, 2005

Statement of changes in net assets for the fiscal year ended September 30, 2005

Financial highlights (For a share outstanding throughout the period)

Notes to financial statements for the fiscal year ended September 30, 2005

2 PRESENT CONDITION OF THE FUND Statement of Net Assets

				(As of the end of January 2007)

			USD	JPY (in thousands)

I	Total Assets		4,042,939,454	492,147,020

II	Total Liabilities		2,858,489,216	347,963,892

III	Total Net Assets (I-II)		1,184,450,238	144,183,127

IV	Total Number of Shares	Class A.	78,398,495	Shares
	Outstanding	Class B.	8,778,145	Shares
		Class C.	1,137,400	Shares
		Class M.	2,277,579	Shares
		Class R.	41,555	Shares
		Class Y.	340,934	Shares

V	Net Asset Value	Class A.	13.03	¥1,586
	per Share (c/d)	Class B.	12.96	¥1,578
		Class C.	13.01	¥1,584
		Class M.	13.02	¥1,585
		Class R.	13.02	¥1,585
		Class Y.	13.00	¥1,582

V Record of Sales and Repurchases

Record of sales and repurchases during the following fiscal years and number of outstanding Shares of the Fund as of the end of such fiscal years are as follows:

	Number of Shares	Number of Shares	Number of
	Sold	Repurchased	Outstanding Shares

3rd Fiscal Year	702,884	583,426	603,732
(10/1/96-9/30/97)	(0)	(0)	(0)

4th Fiscal Year	19,422,018	7,720,736	12,305,014
(10/1/97-9/30/98)	(18,344,600)	(7,230,200)	(11,114,400)

5th Fiscal Year	2,833,549	4,509,265	10,629,298
(10/1/98-9/30/99)	(1,710,900)	(3,635,550)	(9,189,750)

6th Fiscal Year	1,584,348	4,620,645	7,593,001
(10/1/99-9/30/00)	(679,000)	(3,497,820)	(6,370,930)

7th Fiscal Year	8,761,170	5,324,572	11,029,599
(10/1/00-9/30/01)	(5,822,700)	(3,425,670)	(8,767,960)

8th Fiscal Year	6,552,907	4,555,886	13,026,620
(10/1/01-9/30/02)	(4,563,800)	(2,787,790)	(10,543,970)

9th Fiscal Year	2,881,486	10,340,528	5,567,578
(10/1/02-9/30/03)	(1,175,000)	(7,664,070)	(4,054,900)

10th Fiscal Year	699,029	2,437,251	3,829,356
(10/1/03-9/30/04)	(99,500)	(1,090,250)	(3,064,150)

11th Fiscal Year	306,439	1,102,106	3,033,689
(10/1/04-9/30/05)	(46,500)	(616,400)	(2,494,250)

12th Fiscal Year	590,785	1,236,078	2,388,396
(10/1/05-9/30/06)	(11,300)	(539,900)	(1,965,650)

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan. The Shares have been sold in Japan since December 4, 1997.

PART IV. SPECIAL INFORMATION

I. OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

1 OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

The description in this item is same as the description in “Part II. Information Concerning Fund, I. Description of the Fund, 1. Nature of the Fund, (2) Structure of the Fund, C. Investment Management Company” above.

2 SUMMARY OF BUSINESS LINES AND BUSINESS OPERATIONS

The Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of January 31, 2007, the Investment Management Company managed, advised, and/or administered the following 107 funds and fund portfolios (having an aggregate net asset value of nearly $123 billion).

			(As of the end of January 2007)

Name of	Principal Characteristics	Number of	Total Net Asset Value
Country		the Funds	($ million)

	Closed End Type Bond Fund		US$4,258.39
U.S.A.		11
			(JPY518.4 billion)

	Open End Type Balanced Fund		US$34,470.76
U.S.A.		13
			(JPY4,196.1billion)

	Open End Type Bond Fund		US$28,114.83
U.S.A.		32
			(JPY3,426.1billion)

	Open End Type Equity Fund		US$55,840.50
U.S.A.		51
			(JPY6,797.5billion)

			US$122,714.49
		107
			(JPY14,938.0billion)

3 FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY

Deloitte & Touche LLP (the independent auditor of the Investment Management Company) is responsible for the contents of this part.

Japanese translation of fiscal 2005 and 2004 are attached to the Japanese version of the Securities Report.

4 RESTRICTIONS ON TRANSACTIONS WITH INTERESTED PARTIES:

Portfolio securities of the Fund may not be purchased from or sold or loaned to any Trustee of the Fund, Putnam Investment Management, LLC, acting as investment adviser of the Fund, or any affiliate thereof or any of their directors, officers, or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of Investment Management Company, on his own account whether in his own or other name (as well as a nominee’s name), 10% or more of the total issued outstanding shares of such a company) acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund’s prospectus and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

5 MISCELLANEOUS

(1) Election and Removal of Directors

Directors of the Investment Management Company are elected to office or removed from office by vote of either stockholders or directors, in accordance with Articles of Organization and ByLaws of the Investment Management Company.

(2) Election and Removal of Officers

Officers are elected by the Board of Directors. The Board of Directors may remove any officer without cause.

(3) Supervision by SEC of Changes in Directors and Certain Officers

The Investment Management Company files certain reports with the SEC in accordance with Sections 203 and 204 of the Investment Advisers Act of 1940, which reports list and provide certain information relating to directors and officers of the Investment Management Company.

Under Section 9 (b) of the Investment Company Act of 1940, the SEC may prohibit the directors and officers from remaining in office if the SEC judges that such directors and officers have wilfully violated any provision of the federal securities law.

(4) Amendment to the Limited Liability Company Agreement , Transfer of Business and Other Important Matters.

A. The Limited Liability Company Agreement may be amended, under Delaware Law, by appropriate Members’ vote.

B. Under the Limited Liability Company Agreement, transfer of business requires a vote of all Members entitled to vote thereon.

C. The Investment Management Company has no direct subsidiaries.

(5) Litigation, etc.

Regulatory matters and litigation.

The Investment Management Company has entered into agreements with the SEC and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, the Investment Management Company will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to certain open-end funds and their shareholders. The amount will be allocated to shareholders and funds pursuant to a plan developed by an independent consultant, and will be paid following approval of the plan by the SEC and the Massachusetts Securities Division.

The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against the Investment Management Company and certain related parties, including certain Putnam funds. The Investment Management Company will bear any costs incurred by Putnam funds in connection with these lawsuits.

The Investment Management Company believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

In connection with a settlement between Putnam and the Fund’s Trustees, the Fund received $326,527 during the period from Putnam to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds to Putnam for transfer agent services. This amount is included in Fees waived and reimbursed by Manager or affiliate on the Statement of operations.

The Investment Management Company and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. The Investment Management Company and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, the Investment Management Company believes that this action is without merit and that it is unlikely to have a material effect on the Investment Management Company’s and Putnam Retail Management’s ability to provide services to their clients, including the Fund.

Others

On February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of the Investment Management Company and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

This transaction, which is subject to regulatory approvals and other conditions, is currently expected to be completed by the middle of this year.

Putnam remains headquartered in Boston and retains its brand, operations, personnel, and offices. Putnam’s senior team, including investment and business professionals, remains in place and continues to be led by Putnam President and Chief Executive Officer Charles E. Haldeman, Jr.

II. OUTLINE OF THE OTHER RELATED COMPANIES

1 NAMES, AMOUNT OF CAPITAL AND DESCRIPTION OF BUSINESS

A. Putnam Fiduciary Trust Company (the Transfer Agent, Shareholder Service Agent and Custodian)

(1) Amount of Capital:

U.S.$94,176,892 (¥11.4billion) as of January 31, 2007

(2) Description of Business:

Putnam Fiduciary Trust Company is a Massachusetts trust company and is a wholly-owned subsidiary of Putnam Investments, Inc., parent of Putnam. Putnam Fiduciary Trust Company has been providing paying agent and shareholder service agent services to mutual funds, including the Fund, since its inception and custody services since 1990. Effective January 1, 2007, the Fund retained State Street and Trust Company as its custodian.

B. State Street Bank and Trust Company (the Custodian)

(1) Amount of Capital:

U.S.$7,252 million (¥882,786 million) as of December 31, 2006

(2) Description of Business:

State Street Bank and Trust Company is a Massachusetts trust company and a principal bank subsidiary of State Street Corporation which is a financial holding company organized under the laws of the Commonwealth of Massachusetts.

C. Putnam Retail Management Limited Partnership (the Principal Underwriter)

(1) Amount of Capital: U.S.$32,246,107 (¥3.9 billion) as of January 31, 2007

(2) Description of Business:

Putnam Retail Management Limited Partnership is the Principal Underwriter of the shares of Putnam Funds including the Fund.

D. Mitsubishi UFJ Securities Co., Ltd. (Distributor in Japan and Agent Securities Company)

(1) Amount of Capital: JPY65.518 billion as of January 31, 2007

(2) Description of Business:

Mitsubishi UFJ Securities Co., Ltd. is a securities company registered under the Securities Exchange Law of Japan with the Commissioner of Financial Services Agency. It engages in offering, underwriting, distribution and intermediary of the securities and other businesses related to securities business.

2 OUTLINE OF BUSINESS RELATIONSHIP WITH THE FUND

A. Putnam Fiduciary Trust Company (the Transfer Agent, Shareholder Service Agent and Custodian)

Putnam Fiduciary Trust Company provides transfer agent services and shareholder services to the Fund. It will remain custodian with respect to Fund assets until the assets are transferred to State Street Bank and Trust Company, the successor Custodian (which is expected to be completed during the first half of 2007).

B. State Street Bank and Trust Company (the Custodian)

State Street Bank and Trust Company provides a custody service of the Fund assets to the Fund.

C. Putnam Retail Management Limited Partnership (the Principal Underwriter)

Putnam Retail Management Limited Partnership engages in providing marketing services to the Fund.

D. Mitsubishi UFJ Securities Co., Ltd. (Distributor in Japan and Agent Securities Company)

The Company acts as a Distributor in Japan and Agent Securities Company for the Fund in connection with the offering of shares in Japan.

3 CAPITAL RELATIONSHIPS

100% of interest in Putnam Investment Management, LLC, Putnam Fiduciary Trust Company and Putnam Retail Management Limited Partnership are held by Putnam, LLC.

III. OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN MASSACHUSETTS

Below is an outline of certain general information about open-end U.S. investment companies. This outline is not intended to provide comprehensive information about such investment companies or the various laws, rules or regulations applicable to them, but provides only a brief summary of certain information that may be of interest to investors. The discussion below is qualified in its entirety by the complete registration statement of the Fund and the full text of any referenced statutes and regulations.

1 Massachusetts Business Trusts

A. General Information

Many investment companies are organized as Massachusetts business trusts. A Massachusetts business trust is organized pursuant to a declaration of trust, setting out the general rights and obligations of the shareholders, trustees, and other related parties. Generally, the trustees of the trust oversee its business, and its officers and agents manage its day-to-day affairs.

Chapter 182 of the Massachusetts General Laws applies to certain “voluntary associations”, including many Massachusetts business trusts. Chapter 182 provides for, among other things, the filing of the declaration of trust with the Secretary of State of the Commonwealth of Massachusetts and the filing by the trust of an annual statement regarding, among other things, the number of its shares outstanding and the names and addresses of its trustees.

B. Shareholder Liability

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a trust. Typically, a declaration of trust disclaims shareholder liability for acts or obligations of the trust and provides for indemnification out of trust property for all loss and expense of any shareholder held personally liable for the obligations of a trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular trust would be unable to meet its obligations.

2 United States Investment Company Laws and Enforcement

A. General

In the United States, pooled investment management arrangements which offer shares to the public are governed by a variety of federal statutes and regulations. Most mutual funds are subject to these laws. Among the more significant of these statutes are:

(a) Investment Company Act of 1940

The Investment Company Act of 1940, as amended (the “1940 Act”), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the “SEC”), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

(b) Securities Act of 1933

The Securities Act of 1933, as amended (the “1933 Act”), regulates many sales of securities. The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failure to comply with its provisions or in respect of other specified matters.

(c) Securities Exchange Act of 1934

The Securities Exchange Act of 1934, as amended (the “1934 Act”), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

(d) The Internal Revenue Code

An investment company is an entity subject to federal income taxation under the Internal Revenue Code (the “Code”). However, under the Code, an investment company may be relieved of federal taxes on income and gains it distributes to shareholders if it qualifies as a “regulated investment company” under the Code for federal income tax purposes and meets all other necessary requirements.

(e) Other laws

The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund’s shares.

B. Outline of the Supervisory Authorities

Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

(a) The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.

(b) State authorities typically have broad authority to regulate the activities of brokers, dealers, or other persons directly or indirectly engaged in activities relating to the offering and sale of securities to their residents or within their jurisdictions.

C. Offering Shares to the Public

An investment company (“investment company” or fund) offering its shares to the public must meet a number of requirements, including, among other things, registration as an investment company under the 1940 Act; registration of the public sale of its shares under the 1933 Act; registration of the fund, the sale of its shares, or both, with state securities regulators; delivery of a current prospectus to current or prospective investors; and so forth. Many of these requirements must be met not only at the time of the original offering of the fund’s shares, but compliance must be maintained or updated from time to time throughout the life of the fund.

D. Ongoing Requirements

Under U.S. law, a fund that continuously offers its shares is subject to numerous ongoing requirements, including, but not limited to;

(a) Updating its prospectus if it becomes materially inaccurate or misleading;

(b) Annual update of its registration statement (including the prospectus);

(c) Filing semi-annual and annual financial reports with the SEC and distributing them to shareholders;

(d) Annual trustee approval of investment advisory arrangements, distribution plans, underwriting arrangements, errors and omissions/director and officer liability insurance, foreign custody arrangements, and independent auditors;

(e) Maintenance of a code of ethics; and

(f) Periodic board review of certain fund transactions, dividend payments, and payments under a fund’s distribution plan.

3 Management of a Fund

The board of directors or trustees of a fund are responsible for generally overseeing the conduct of a fund’s business. The officers and agents of a fund are generally responsible for the day-today operations of a fund. The trustees and officers of a fund may or may not receive a fee for their services.

The investment adviser to a fund is typically responsible for implementing the fund’s investment program. The adviser typically receives a fee for its services based on a percentage of the net assets of a fund. Certain rules govern the activities of investment advisers and the fees they may charge. In the United States, investment advisers to investment companies must be registered under the Investment Advisers Act of 1940, as amended.

4 Share Information

A. Valuation

Shares of a fund are generally sold at the net asset value next determined after an order is received by a fund, plus any applicable sales charges. A fund normally calculates its net asset value per share by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are typically valued as of the close of regular trading on the New York Stock Exchange (4:00 p.m., New York time) each day the Exchange is open.

The Fund values its investments for which market quotation are readily available at market value. It values all other investments and assets at then fair value. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the fund’s Trustees or dealers selected by The Investment Management Company. Such services or dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. The fair value determined for an investment may differ from recent market prices for the investment.

B. Redemption

Shareholders may generally sell shares of an open-end fund to that fund any day the fund is open for business at the net asset value next computed after receipt of the Shareholder’s order. Under unusual circumstances, a fund may suspend redemptions, or postpone payment for more than seven days, if permitted by U.S. securities laws. A fund may charge redemption fees as described in its prospectus.

C. Transfer agency

The transfer agent for a fund typically processes the transfer of shares, redemption of shares, and payment and/or reinvestment of distributions.

5 Shareholder Information, Rights and Procedures for the Exercise of Such Rights

A. Voting Rights

Voting rights vary from fund to fund. In the case of many funds organized as Massachusetts business trusts, shareholders are entitled to vote on the election of trustees, approval of investment advisory agreements, underwriting agreements, and distribution plans (or amendments thereto), certain mergers or other business combinations, and certain amendments to the declaration of trust. Shareholder approval is also required to modify or eliminate a fundamental investment policy.

B. Dividends

Shareholders are typically entitled to receive dividends when and if declared by a fund’s trustees. In declaring dividends, the trustees will normally set a record date, and all shareholders of record on that date will be entitled to receive the dividend paid.

C. Dissolution

Shareholders would normally be entitled to receive the net assets of a fund which were liquidated in accordance with the proportion of the fund’s outstanding shares he or she owns.

D. Transferability

Shares of a fund are typically transferable without restriction.

E. Right to Inspection

Shareholders of a Massachusetts business trust have the right to inspect the records of the trust as provided in the declaration of trust or as otherwise provided by applicable law.

6 Tax Matters

The following is a brief summary of some of the important United States federal (and, where noted, state) income tax consequences affecting the Fund’s shareholders who are not treated as “United States persons” under the Internal Revenue Code of 1986, as amended (the “Code”), and who are not engaged in the conduct of a trade or business in the United States. Such shareholders are referred to in this discussion as “non-U.S. shareholders.” Shareholders who are treated as United States persons or hold Fund shares in connection with the conduct of a trade or business in the United States should consult the tax discussion in the Fund’s Prospectus and Statement of Additional Information. Shareholders residing in Japan should consult “Tax Treatment of Shareholders in Japan” on page 32 of the Annual Report for information regarding the Japanese tax consequences of investing in shares of the Fund. The following discussion is very general and subject to change. Therefore, prospective investors are urged to consult their own tax advisors about the impact an investment in the Fund may have on their own tax situations.

To ensure compliance with requirements imposed by the United States Internal Revenue Service, you are hereby notified that the United States tax advice contained herein (i) is written in connection with the promotion or marketing by the Fund of the transactions or matters addressed herein, and (ii) is not intended or written to be used, and cannot be used by any taxpayer, for the purpose of avoiding United States tax penalties. Each taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

(1) U.S. Taxation of the Fund

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code.

As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to U.S. federal income tax on any of its net investment income or net realized capital gains that are distributed to its shareholders. In addition, as long as it qualifies as a regulated investment company under the Code, under present Massachusetts law, the Fund is not subject to any excise or income taxes in Massachusetts.

In order to qualify as a “regulated investment company” and to receive the favorable tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt interest income, and the excess, if any, of its net short-term capital gains over net long-term capital losses for such year; (c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25 % of the value of the Fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of the Fund’s investments in loan participations, the Fund shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (c) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund were to fail to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund would be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Capital Gain Dividends, as defined below are distributed after applying any available capital loss carryovers.

The Fund’s transactions in non-U.S. currencies, non-U.S. currency-denominated debt securities and certain non-U.S. currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned.

Investment by the Fund in “passive foreign (non-U.S.) investment companies” could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this fund level tax can be avoided by making an election to mark such investments to market annually or to treat the passive non-U.S. investment company as a “qualified electing fund”.

A “passive foreign investment company” is any non-U.S. corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which held by corporation (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income of at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and non-U.S. currency gains. Passive income for this purpose does not include rents and royalties received by the non-U.S. corporation from active business and certain income received from related persons.

The Fund’s investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

(2) U.S. Tax Treatment of Non-U.S. Citizens

Distributions from the Fund to non-U.S. shareholders will generally be subject to withholding of United States federal income tax at a rate of 30% unless an applicable income tax treaty reduces or eliminates the withholding tax and the non-U.S. shareholder complies with certain certification requirements. For residents of Japan, the withholding tax rate applicable to distributions from the Fund will generally be subject to withholding of United States federal income tax at a reduced rate of 10% under the United States-Japan tax treaty. Notwithstanding the above, distributions of properly designated Capital Gain Dividends, Interest-Related Dividends and Short-Term Capital Gain Dividends (all defined below) will generally not be subject to withholding of United States federal income tax.

Under U.S. federal tax law, a beneficial holder of shares who is a non-U.S. shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on properly designated distributions of net capital gains from the sale of investments that a Fund owned for more than 12 months (a “Capital Gain Dividend”). However, a non-U.S. shareholder may be subject to U.S. federal income tax if (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met.

Effective for taxable years of a Fund beginning before January 1, 2008, a Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a non-U.S. shareholder (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the non-U.S. shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the non-U.S. shareholder and the non-U.S. shareholder is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual non-U.S. shareholder, to the extent such distributions are properly designated by the Fund (an “Interest-Related Dividend”), and (ii) with respect to distributions (other than distributions to an individual non-U.S. shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund (a “Short-Term Capital Gain dividend”).

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number, who has under-reported dividends or interest income, or who fails to certify to the Fund that he or she is a United States person and is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. Distributions will not be subject to backup withholding to the extent they are subject to the withholding of United States federal income tax.

7 Important Participants in Offering of Mutual Fund Shares

(1) Investment Company

Certain pooled investment vehicles qualify as investment companies under the 1940 Act. There are open-end investment companies (those which offer redeemable securities) and closed-end investment companies (any others).

(2) Investment Adviser/Administrator

The investment adviser is typically responsible for the implementation of an investment company’s investment program. It, or another affiliated or unaffiliated entity, may also perform certain record keeping and administrative functions.

(3) Underwriter

An investment company may appoint one or more principal underwriters for its shares. The activities of such a principal underwriter are generally governed by a number of legal regimes, including, for example, the 1940 Act, the 1933 Act, the 1934 Act, and state laws.

(4) Transfer Agent

A transfer agent performs certain bookkeeping, data processing, and administrative services pertaining to the maintenance of shareholder accounts. A transfer agent may also handle the payment of any dividends declared by the trustees of a fund.

(5) Custodian

A custodian’s responsibilities may include, among other things, safeguarding and controlling a fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a fund’s investments.

IV. FORM OF FOREIGN INVESTMENT FUND SECURITIES

Main items to be set forth on the share certificate of the Fund (if issued) are as follows:

A. Front

(a) Name of the Fund

(b) Number of shares represented

(c) Signatures of the Chairman and Transfer Agent

(d) Description stating that the Declaration of Trust applies to shareholders and assignees therefrom

B. Back

(a) Space for endorsement

(b) Description concerning delegation of transfer agency

V. MISCELLANEOUS

1 The ornamental design is used on the cover page of the Japanese Prospectus.

The ornamental design is used on the cover page of the Japanese Prospectus.

2 The following must be set forth in the Prospectus.

- Outline of the Prospectus will be included at the beginning of the Prospectus, summarizing the content of “PART I: INFORMATION CONCERNING SECURITIES”, “I. Description of the Fund” in “PART II: INFORMATION CONCERNING THE FUND” and “II. Outline of Other Related Companies” in “PART III: SPECIAL INFORMATION” of the SRS and the Agreement of Foreign Securities Transactions Account, and the internal rules of the distributor (i.e.: subscription is accepted until 3:00 p.m. of the day; etc.) in respect of the subscription and payment.

- With respect to “(1) Diversification of Investment Fund” and “(2) Results of Past Operations” of “I. Description of the Fund, 5. Status of Investment Portfolio” and the entire part of “II. Financial Conditions of the Fund” in “PART II: INFORMATION CONCERNING THE FUND” of the SRS, the Prospectus may present the relevant information shown in the graphs in addition to the text and tables of the said information acquired at any time after the SRS is filed. The Prospectus may also set forth the exchange rates relevant to the Fund.

	Putnam U.S. Government Income Trust
	December 31, 2006
	Top 30 Holdings
	Net Assets:		$1,204,319,018

									(As of the end of December 31, 2006)

								U.S. Dollar

	Name	Country	Type	Coupon	Maturity	Quantity					Investment
				(%)	Date	(1,000)	Acquisition Cost		Current Value		Ratio (%)
							Per Issue	Total	Per Issue	Total

	Government National Mortgage Association Pass-Through		U.S. Government and Agency
1	Certificates 5 1/2s, TBA, January 1, 2037	U.S.A	Mortgage Obligations	5.5	2037	358,400	1.00	357,504,000	0.99	355,796,009	29.54%
	Government National Mortgage Association Pass-Through		U.S. Government and Agency
2	Certificates 5 1/2s, TBA, January 1, 2037	U.S.A	Mortgage Obligations	5.5	2037	126,600	1.00	126,540,656	1.00	125,976,887	10.46%
	Government National Mortgage Association Pass-Through		U.S. Government and Agency
3	Certificates 5 1/2s, TBA, January 1, 2037	U.S.A	Mortgage Obligations	5.5	2037	49,000	1.02	49,750,313	1.01	49,673,750	4.12%
	Government National Mortgage Association Adjustable Rate		U.S. Government and Agency
4	Mortgages 4 1/2s, January 20, 2035	U.S.A	Mortgage Obligations	4.5	2035	32,186	0.99	32,000,384	1.00	32,201,267	2.67%
	Government National Mortgage Association Adjustable Rate		U.S. Government and Agency
5	Mortgages 4 1/2s, February 20, 2035	U.S.A	Mortgage Obligations	4.5	2035	25,551	0.99	25,403,276	1.00	25,562,898	2.12%
			Collateralized Mortgage
6	Fannie Mae Ser. 363, Class 1, PO, zero%, 2035	U.S.A	Obligations	zero	2035	29,846	0.75	22,292,169	0.75	22,486,399	1.87%
	Government National Mortgage Association Adjustable Rate		U.S. Government and Agency
7	Mortgages 4 1/2s, August 20, 2034	U.S.A	Mortgage Obligations	4.5	2034	22,319	1.00	22,423,904	0.99	22,136,142	1.84%
	Commercial Mortgage Pass-Through Certificates Ser. 06-C7, Class		Collateralized Mortgage
8	A4, 5.769s, 2046	U.S.A	Obligations	5.769	2046	19,036	1.00	19,129,867	1.04	19,709,703	1.64%
	Government National Mortgage Association Adjustable Rate		U.S. Government and Agency
9	Mortgages 3 3/4s, January 20, 2034	U.S.A	Mortgage Obligations	3.75	2034	18,300	0.99	18,053,114	0.99	18,180,811	1.51%
			Collateralized Mortgage
10	Fannie Mae Ser. 01-T7, Class A1, 7 1/2s, 2041	U.S.A	Obligations	7.5	2041	11,223	1.09	12,195,853	1.04	11,637,299	0.97%
			Collateralized Mortgage
11	Fannie Mae Ser. 03-W8, Class 2A, 7s, 2042	U.S.A	Obligations	7	2042	9,808	1.05	10,320,405	1.03	10,144,591	0.84%
	Federal National Mortgage Association Pass-Through Certificates 6s,		U.S. Government and Agency
12	June 1, 2021	U.S.A	Mortgage Obligations	6	2021	9,891	1.01	10,003,515	1.01	10,030,946	0.83%
	Federal Home Loan Mortgage Corp. Structured Pass-Through		Collateralized Mortgage
13	Securities Ser. T-58, Class 4A, 7 1/2s, 2043	U.S.A	Obligations	7.5	2043	8,754	1.09	9,561,659	1.05	9,153,091	0.76%
			Collateralized Mortgage
14	Fannie Mae Ser. 371, Class 1, PO, zero %, 2036	U.S.A	Obligations	zero	2036	10,093	0.85	8,545,050	0.85	8,537,943	0.71%
			Collateralized Mortgage
15	Fannie Mae Ser. 02-T16, Class A2, 7s, 2042	U.S.A	Obligations	7	2042	6,965	1.05	7,324,411	1.03	7,185,734	0.60%
	Federal National Mortgage Association Pass-Through Certificates 6s,		U.S. Government and Agency
16	July 1, 2021	U.S.A	Mortgage Obligations	6	2021	7,024	1.01	7,103,733	1.01	7,123,212	0.59%
	Structured Adjustable Rate Mortgage Loan Trust FRB Ser. 05-18,
17	Class 6A1, 5.277s, 2035	U.S.A	Asset Backed Securities	5.277	2035	7,125	0.99	7,062,517	1.00	7,089,740	0.59%
			Collateralized Mortgage
18	Fannie Mae Ser. 361, Class 1, PO, zero %, 2035	U.S.A	Obligations	zero	2035	8,671	0.79	6,862,311	0.81	7,061,353	0.59%
	Federal Home Loan Mortgage Corp. Structured Pass-Through		Collateralized Mortgage
19	Securities Ser. T-58, Class 4A, 7 1/2s, 2043	U.S.A	Obligations	7.5	2043	6,562	1.07	7,011,064	1.05	6,906,486	0.57%
			Collateralized Mortgage
20	Fannie Mae Ser. 04-W8, Class 3A, 7 1/2s, 2044	U.S.A	Obligations	7.5	2044	6,324	1.07	6,739,461	1.05	6,644,947	0.55%
	Government National Mortgage Association IFB Ser. 05-68, Class DP,		Collateralized Mortgage
21	3.542s, 2035	U.S.A	Obligations	3.542	2035	6,939	1.02	7,099,865	0.94	6,540,017	0.54%
			Collateralized Mortgage
22	Fannie Mae Ser. 04-W1, Class 2A2, 7s, 2033	U.S.A	Obligations	7	2033	6,241	1.05	6,581,591	1.04	6,466,264	0.54%
	Government National Mortgage Association IFB Ser. 06-34, Class SA,		Collateralized Mortgage
23	7.44s, 2036	U.S.A	Obligations	7.44	2036	5,941	0.97	5,783,299	1.05	6,227,490	0.52%
			Collateralized Mortgage
24	Fannie Mae Ser. 03-W2, Class 1A3, 7 1/2s, 2042	U.S.A	Obligations	7.5	2042	5,939	1.10	6,543,945	1.04	6,199,026	0.51%
			Collateralized Mortgage
25	JPMORGAN Ser. 06-LDP9, Class A3, 5.336s, 2047	U.S.A	Obligations	5.336	2047	5,490	1.00	5,517,240	1.00	5,481,436	0.46%
			Collateralized Mortgage
26	Fannie Mae Ser. 03-W3, Class 1A3, 7 1/2s, 2042	U.S.A	Obligations	7.5	2042	5,003	1.11	5,541,167	1.04	5,221,471	0.43%

27	GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1, 4.859s, 2035	U.S.A	Asset Backed Securities	4.859	2035	5,178	0.98	5,079,440	0.99	5,130,975	0.43%
	Government National Mortgage Association Pass-Through		U.S. Government and Agency
28	Certificates 7s, May 15, 2032	U.S.A	Mortgage Obligations	7	2032	4,637	1.06	4,916,021	1.05	4,851,536	0.40%
	Federal Home Loan Mortgage Corp. Structured Pass-Through		Collateralized Mortgage
29	Securities Ser. T-60, Class 1A2, 7s, 2044	U.S.A	Obligations	7	2044	4,407	1.05	4,637,149	1.04	4,567,261	0.38%
			Collateralized Mortgage
30	Fannie Mae Ser. 02-T4, Class A2, 7s, 2041	U.S.A	Obligations	7	2041	4,394	1.05	4,617,804	1.03	4,518,978	0.38%

											67.96%

[As filed copy]
(Translation)

COVER PAGE

Filing Documents:	SECURITIES REPORT

Place where this Securities Registration	Director-General of Kanto Local Finance Bureau

Statement is being filed:

Filing Date:	March 30, 2007

Accounting Period	The Twelfth Fiscal Year
(From: October 1, 2005 to September 30, 2006)

Name of the Fund	PUTNAM U.S. GOVERNMENT INCOME TRUST

Name of the Registrant Fund:	PUTNAM U.S. GOVERNMENT INCOME TRUST

Name and Official Title of Representative of	Charles E. Porter
Trustees:	Executive Vice President, Associate Treasurer
Compliance Liaison and Principal Executive
Officer

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Attorney-in-fact:	Akihiro Wani
Attorney-at-Law

Address or Location of Attorney-in-fact:	Gaikokuho Kyodo-Jigyo Horitsu Jimusho
Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

Name of Liaison Contact:	Akihiro Wani
Attorney-at-Law

Place of Liaison Contact:	Gaikokuho Kyodo-Jigyo Horitsu Jimusho
Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

Phone Number:	03-6212-1200

Places where a copy of this Securities	Not applicable.

Registration Statement is available for Public
Inspection:

(Note 1) The exchange rate of U.S. Dollars (“dollar” or “$”) into Japanese Yen is JPY121.73 for one U.S.
Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on January 31, 2007 quoted by The Bank of Tokyo-Mitsubishi UFJ, Ltd. The same applies hereinafter.

(Note 2) In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the “total” column is not equal to the aggregate amount. Also, conversion into
Japanese Yen is calculated by multiplying the corresponding dollar amount by the conversion rate specified and rounding up when necessary. As a result, in this report, there are cases in which
Japanese Yen figures for the same information differ from each other.

PART I. INFORMATION CONCERNING FUND

I. DESCRIPTION OF THE FUND

1 NATURE OF THE FUND

(1) Objectives and Basic Nature of the Fund:

A. Name of the Fund:

Putnam U.S. Government Income Trust (the “Fund”)

B. Goal of the Fund:

The Fund seeks as high a level of current income as Putnam Investment Management, LLC (the Fund’s “Investment Management Company”) believes is consistent with preservation of capital.

C. Authorized Shares:

There is no prescribed authorized number of Shares, and Shares may be issued from time to time.

D. Form of the Fund:

Putnam U.S. Government Income Trust is a Massachusetts business trust organized on November 1, 1983. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of The Commonwealth of Massachusetts.

The Fund is an open-end investment management company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Fund offers classes of shares with different sales charges and expenses.

Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net assets of the Fund.

The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove the Trustees, or to take other actions as provided in the Agreement and Declaration of Trust. The Fund has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2004.

The Fund is a “diversified” investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities and securities issued by other investment companies). The remaining 25% of its total assets is not subject to this restriction. To the extent the Fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer’s securities declines.

1

If a investor owns fewer shares than the minimum set by the Trustees (presently 20 shares), the Fund may redeem the investors’ shares without the investor’s permission and send the investor the proceeds. To the extent permitted by applicable law, the Fund may also redeem shares if investors own shares more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may, at any time, establish one which could apply to both present and future investors.

E. Main Investment Strategies – U.S. Government Bonds

The Fund invests mainly in bonds that

- are securitized debt instruments and other obligations of the U.S. government, its agencies and instrumentalities

- are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by only the credit of a federal agency or government sponsored entity, such as Fannie Mae and Freddie Mac mortgage backed-bonds and

- have short to long-term maturities.

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities. The Fund may invest up to 20% of its net assets in mortgage-backed or asset-backed securities of private (non-governmental) issuers rated AAA or its equivalent at the time of purchase by a nationally recognized securities ratings agency or, if unrated, that the Investment Management Company determines to be of comparable quality.

F. Main Risks

The main risks that could adversely affect the value of the Fund’s shares and the total return on an investor’s investment include:

- The risk that movements in financial markets will adversely affect the value of the Fund’s investments. This risk includes interest rate risk, which means that the prices of the Fund’s investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

- The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

- The risk that the issuers of the Fund’s investments will not make, or will be perceived as unlikely to make, timely payments of interest and principal. This credit risk is higher for debt that is not backed by the full faith and credit of the U.S. government.

- The risk that the Fund’s use of derivatives will cause losses due to increased exposure to the risks described above, the unexpected effect of market movements on a derivative’s price, or the potential inability to terminate derivatives positions.

Investors can lose money by investing in the Fund. The Fund may not achieve its goal, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

2

(2) Structure of the Fund

A. Structure of the Fund:

* Effective January 1, 2007, the Fund retained State Street Bank and Trust Company as its custodian. Putnam Fiduciary Trust Company, the Fund’s previous custodian, is managing the transfer of the Fund’s assets and will remain custodian with respect to the Fund assets until the assets are transferred. This transfer is expected to be completed during the first half of 2007.

3

B. Name and role in the Fund’s management of the Investment Management Company and related companies of the Fund, and summary of the agreements, etc.

Name	Role in the management of	Summary of the agreement, etc.
the Fund

Putnam Investment	Investment Management	The Investment Management
Management, LLC	Company	Company has entered into a
Management Contract with the
Fund as of July 8, 1994, which
sets out that the Investment
Management Company provides
the Fund with investment
management services and
investment advisory services in
relation to the Fund’s assets.

State Street Bank and Trust	Custodian (Note)	The Custodian has entered into
Company		the Master Custodian Agreement
with the Fund as of January 1,
2007, which sets out that the
Custodian serves as a custodian
of the Fund’s assets.

Putnam Fiduciary Trust	Custodian (Note)	The Custodian has entered into
Company		the Custodian Agreement with the
Fund as of May 3, 1991, as
amended July 13, 1992, which
sets out that the Custodian serves
as a custodian of the Fund’s
assets.

	Investor Servicing Agent	The Investor Servicing Agent has
entered into the Amended and
Restated Investor Servicing
Agreement with the Fund as of
January 1, 2005, which sets out
that the Investor Servicing Agent
provides all services required by
the Fund in connection with the
establishment, maintenance and
recording of shareholder
accounts, including without
limitation, all related tax and other
reporting requirements, and the
implementation of investment and
redemption arrangements offered
in connection with the sale of the
Fund’s shares.

Putnam Retail Management	Principal Underwriter	The Principal Underwriter has
Limited Partnership		entered into the Distributor’s
Contract with the Fund as of June

4

Name	Role in the management of	Summary of the agreement, etc.
the Fund

10, 2005, which sets out that the
Principal Underwriter distributes
the shares of the Fund.

Mitsubishi UFJ Securities, Co.,	Distributor in Japan	The Distributor in Japan has
Ltd.		entered into the Japan Dealer
Sales Contract with Putnam Retail
Management as of November 25,
1997, which sets out that the
Distributor in Japan forwards
sales and repurchase orders in
Japan to the Putnam Retail
Management.

	Agent Securities Company	The Agent Securities Company
has entered into the Agent
Securities Company Agreement
with the Fund as of November 6,
1997, which sets out that the
Agent Securities Company
distributes prospectuses, makes
public in Japan the daily net asset
value per share of the Fund, and
distributes any documents
required to be prepared in
accordance with the applicable
laws and regulations of Japan.

(Note) Effective January 1, 2007, the Fund retained State Street Bank and Trust Company as its custodian. Putnam Fiduciary Trust Company, the Fund’s previous custodian, is managing the transfer of the Fund’s assets and will remain custodian with respect to the Fund assets until the assets are transferred. This transfer is expected to be completed during the first half of 2007.

C. The Trustees

The Trustees are responsible for generally overseeing the conduct of the Fund’s business. The Fund’s Agreement and Declaration of Trust provides that they shall have all powers necessary or convenient to carry out that responsibility. The number of Trustees is fixed by the Trustees and may not be less than three. A Trustee may be elected either by the Trustees or by the shareholders. At any meeting called for that purpose, a Trustee may be removed by the vote of two-thirds of the outstanding shares of the Fund. Each Trustee elected by the Trustees or the shareholders shall serve until he or she retires, resigns, is removed, or dies or until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.

The Trustees of the Fund are authorized by the Agreement and Declaration of Trust to issue shares of the Fund in one or more series, each series being preferred over all other series in respect of the assets allocated to that series. The Trustees may, without shareholder approval,

5

divide the shares of any series into two or more classes, with such preferences and special or relative rights and privileges as the Trustees may determine.

Under the Agreement and Declaration of Trust, the shareholders shall have power, as and to the extent provided therein, to vote only (i) for the election of Trustees, to the extent provided therein (ii) for the removal of Trustees, to the extent provided therein (iii) with respect to any investment adviser, to the extent provided therein (iv) with respect to any termination of the Fund, to the extent provided therein (v) with respect to certain amendments of the Agreement and Declaration of Trust, (vi) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, and (vii) with respect to such additional matters relating to the Fund as may be required by the Agreement and Declaration of Trust, the Bylaws of the Fund, or any registration of the Fund with the U.S. Securities and Exchange Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Certain of the foregoing actions may, in addition, be taken by the Trustees without vote of the shareholders of the Fund.

On any matter submitted to a vote of shareholders, all shares of the Fund then entitled to vote are voted in the aggregate as a single class without regard to series or classes of shares, except (1) when required by the Investment Company Act of 1940, as amended, or when the Trustees hall have determined that the matter affects one or more series or classes of shares materially differently, shares are voted by individual series or class; and (2) when the Trustees have determined that the matter affects only the interests of one or more series or classes, then only shareholders of such series or classes are entitled to vote thereon. There is no cumulative voting in the election of Trustees.

Meetings of shareholders may be called by the Clerk whenever ordered by the Trustees, the Chairman of the Trustees, or requested in writing by the holder or holders of at least one-tenth of the outstanding shares entitled to vote at the meeting. Written notice of any meeting of shareholders must be given by mailing the notice at least seven days before the meeting. Thirty percent of shares entitled to vote on a particular matter is a quorum for the transaction of business on that matter at a shareholders’ meeting, except that, where any provision of law or of the Agreement and Declaration of Trust permits or requires that holders of any series or class vote as an individual series or class, then thirty percent of the aggregate number of shares of that series or class entitled to vote are necessary to constitute a quorum for the transaction of business by that series or class. For the purpose of determining the shareholders of any class or series of shares who are entitled to vote or act at any meeting, or who are entitled to receive payment of any dividend or other distribution, the Trustees are authorized to fix record dates, which may not be more then 90 days before the date of any meeting of shareholders or more than 60 days before the date of payment of any dividend or other distribution.

The Trustees are authorized by the Agreement and Declaration of Trust to adopt Bylaws not inconsistent with the Agreement and Declaration of Trust providing for the conduct of the business of the Fund. The Bylaws contemplate that the Trustees shall elect a Chairman of the Trustees, the President, the Treasurer, and the Clerk of the Fund, and that other officers, if any, may be elected or appointed by the Trustees at any time. The Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.

Regular meetings of the Trustees may be held without call or notice at such places and at such times as the Trustees may from time to time determine. It shall be sufficient notice to a Trustee of a special meeting to send notice by mail at least forty-eight hours or by telegram at least

6

twenty-four hours before the meeting or to give notice to him or her in person or by telephone at least twenty-four hours before the meeting.

At any meeting of Trustees, a majority of the Trustees then in office shall constitute a quorum. Except as otherwise provided in the Agreement and Declaration of Trust or Bylaws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting (a quorum being present), or by written consents of a majority of the Trustees then in office.

Subject to a favorable majority shareholder vote (as defined in the Agreement and Declaration of Trust), the Trustees may contract for exclusive or nonexclusive advisory and/or management services with any corporation, trust, association, or other organization.

The Agreement and Declaration of Trust contains provisions for the indemnification of Trustees, officers, and shareholders of the Fund under the circumstances and on the terms specified therein.

The Fund may be terminated at any time by vote of shareholders holding at least two-thirds of the shares entitled to vote or by the Trustees by written notice to the shareholders. Any series of shares may be terminated at any time by vote of shareholders holding at least two-thirds of the shares of such series entitled to vote or by the Trustees by written notice to the shareholders of such series.

The foregoing is a general summary of certain provisions of the Agreement and Declaration of Trust and Bylaws of the Fund, and is qualified in its entirety by reference to each of those documents.

Trustees may be removed or replaced by, among other things, a resolution adopted by a vote of two-thirds of the outstanding shares at a meeting called for the purpose. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing for the remaining term of the predecessor Trustee such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate. The Trustees may elect and remove officers as they consider appropriate.

D. Investment Management Company

(a) Law of Place of Incorporation

Putnam Investment Management, LLC (“Putnam Management” or the “Investment Management Company”) is organized as a limited liability company under the laws of the State of Delaware, U.S.A. Its investment advisory business is regulated under the Investment Advisers Act of 1940.

Under the Investment Advisers Act of 1940, an investment adviser means, with certain exceptions, any person who, for compensation, engages in the business of advising others, either directly or through publications or writings, as to the value of securities or as to the advisability of investing in, purchasing or selling securities, or who, for compensation and as part of a regular business, issues analyses or reports concerning securities. Investment advisers under the Act may not conduct their business unless they are registered with the U.S. Securities and Exchange Commission (the “SEC”).

(b) Outline of the Supervisory Authority

Investment Management Company is registered as an investment adviser under the Investment Advisers Act of 1940.

(c) Purpose of the Business

7

The Investment Management Company’s sole business is investment management, which includes the buying, selling, exchanging and trading of securities of all descriptions on behalf of mutual funds in any part of the world.

(d) History of the Investment Management Company

The Investment Management Company is one of America’s oldest and largest money management firms. The Investment Management Company’s staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund’s portfolio. By pooling an investor’s money with that of other investors, a greater variety of securities can be purchased than would be the case individually: the resulting diversification helps reduce investment risk. The Investment Management Company has been managing mutual funds since 1937. Today, the firm serves as the Investment Management Company for the funds in the Putnam Family, with mutual fund assets of nearly $123 billion in an aggregate net asset value and over 9 million shareholder accounts as of January 31, 2007. An affiliate, The Putnam Advisory Company, LLC., manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers as well as shareholder and custody services to the Putnam Funds. Total assets under management by Putnam entities, including assets of mutual funds and other clients, are nearly $191 billion as of January 31, 2007.

Putnam Management, Putnam Retail Management and Putnam Fiduciary Trust Company are subsidiaries of Putnam, LLC, which is located at One Post Office Square, Boston, Massachusetts 02109 and except for a minority stake owned by employees, is owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

(e) Amount of Capital Stock (as of January 31, 2007)

(i) Amount of Members’ Equity :

$71,036,022*

(ii) Number of authorized shares of capital stock:

Not applicable.

(iii) Number of outstanding shares of capital stock:

Not applicable.

(iv) Amount of members’ equity for the past five years:

Year	Amount of Members’		Increase/Decrease
	Equity

End of 2002	$138,739,094
End of 2003	$144,486,036		$5,746,942
End of 2004(1)	-$9,155,466		-$153,641,502
End of 2005	$73,231,356	*	$82,386,822
End of 2006	$70,594,104		-$2,637,252

* This figure is unaudited.

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(1) During 2004, the Investment Management Company accrued $223,524,388 of regulatory settlements. This, along with net intercompany transactions with the Parent and its affiliates resulted in the decrease. Net income for the year ended December 31, 2004 was $89,819,256. This was offset by $243,460,758 of net intercompany transactions, which are factored as a reduction of Members’ Equity.

(f) Structure of the Management of the Investment Management Company

The Investment Management Company is ultimately managed by its Board of Directors, which is elected by its Members.

Each fund managed by the Investment Management Company is managed by one or more portfolio managers. These managers, in coordination with analysts who research specific securities and other members of the relevant investment group (in the case of the Fund, the Investment Management Company’s Core Fixed Income Team), provide a continuous investment program for the Fund and place all orders for the purchase and sale of portfolio securities.

The investment performance and portfolio of each Fund is overseen by its Board of Trustees, a majority of whom are not affiliated with the Investment Management Company.

The basis for the Trustees’ approval of the Fund’s management contract is discussed in the Fund’s annual report to shareholders dated September 30, 2006.

In selecting portfolio securities for the Fund, the Investment Management Company looks for securities that represent attractive values based on careful issue-by-issue credit analysis and numerous onsite visits and other contacts with issuers every year. The Investment Management Company is one of the largest managers of high yield and other debt securities in the United States.

The Core Fixed Income Team of the Investment Management Company has primary responsibility, and its members have joint responsibility, for the day-to-day management of the Fund’s portfolio.

(g) Information Concerning Major Stockholders

As of January 31, 2007, all the outstanding interests of the Investment Management Company were owned by Putnam, LLC, located at One Post Office Square, Boston, Massachusetts 02109.

2 INVESTMENT POLICY

(1) Investment Policy

Any investment carries with it some level of risk that generally reflects its potential for reward. The Investment Management Company pursues the Fund’s goal to seek high level of current income by investing in U.S. government bonds.

Changes in policies. The Trustees may change the Fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

(2) Object of Investment

The Fund invests mainly in bonds that:

- are securitized debt instruments and other obligations of the U.S. government, its agencies and instrumentalities;

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- are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by only the credit of a federal agency or government sponsored entity, such as Fannie Mae and Freddie Mac mortgage backed-bonds; and

- have short to long-term maturities.

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities.

The Fund may invest up to 20% of its net assets in mortgage-backed or asset-backed securities of private (non-governmental) issuers rated AAA or its equivalent at the time of purchase by a nationally recognized securities ratings agency, or if unrated, that the Investment Management Company determines to be of comparable quality.

(3) Structure of the Management of the Fund

The investment performance and portfolio of the Fund is overseen by its Board of Trustees, a majority of whom are not affiliated with the Investment Management Company.

In selecting portfolio securities for the Fund, the Investment Management Company looks for securities that represent attractive values based on careful issue-by-issue credit analysis and numerous onsite visits and other contacts with issuers every year.

Putnam’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class.

The members of the Core Fixed-Income Team manage the Fund’s investments. The names of all team members can be found at www.putnam.com.

The team members identified as the Fund’s Portfolio Leader and Portfolio Members coordinate the team’s efforts related to the Fund and are primarily responsible for the day-to-day management of the Fund’s portfolio. In addition to these individuals, the team also includes other investment professionals, whose analysis, recommendations and research inform investment decisions made for the Fund.

Portfolio Leader	Joined	Employer	Positions Over
	Fund		Past Five Years

Kevin Cronin	1998	Putnam Management	Head of Investments;
		1997 - Present	Chief Investment Officer, Core
Fixed Income, Fixed Income
Money Market and Tax Exempt
Fixed Income Teams

Portfolio Members	Joined	Employer	Positions Over
	Fund		Past Five Years

Rob Bloemker	2002	Putnam Management	Team Leader, Mortgage and
		1999 - Present	Government. Previously,
Mortgage Specialist

Daniel Choquette	2005	Putnam Management	Mortgage Specialist
2002 - Present

		Lehman Brothers	Structured Agency Trader.
		Prior to September	Previously, Mortgage Swap
		2002	Trader

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Other funds managed by the Portfolio Leader and Portfolio Members.

As of the Fund’s fiscal year-end, Kevin Cronin was also a Portfolio Leader of Putnam American Government Income Fund, Putnam Global Income Trust, Putnam Income Fund, and Putnam Limited Duration Government Income Fund. He is also a Portfolio Member of Putnam Equity Income Fund. Rob Bloemker was also a Portfolio Member of Putnam American Government Income Fund, Putnam Diversified Income Trust, Putnam Income Fund, Putnam Limited Duration Government Income Fund, Putnam Master Intermediate Income Trust and Putnam Premier Income Trust. Daniel Choquette was also a Portfolio Member of Putnam American Government Income Fund and Putnam Limited Duration Government Income Fund. Kevin Cronin, Rob Bloemker, and Daniel Choquette may also manage other accounts and variable trust funds managed by the Investment Management Company or an affiliate.

Changes in the Fund’s Portfolio Leader and Portfolio Members.

No changes in the Fund’s Portfolio Leader or Portfolio Members occurred during the fiscal year ended September 30, 2006. Kevin Cronin has served as Portfolio Leader of the Fund since May 2002, when the Investment Management Company introduced this designation.

Investment team fund ownership.

The following table shows the dollar ranges of shares of the Fund and all Putnam mutual funds owned by the professionals listed above at the end of the Fund’s last two fiscal years, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

Investment in the Fund by Putnam employees and the Trustees.

As of September 30, 2006, all of the 11 Trustees then on the board of Trustees of the Putnam funds owned Fund shares. The table shows the approximate value of investments in the Fund and all Putnam funds as of that date by Putnam employees and the fund’s Trustees, including in each case investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

	Fund	All Putnam funds

Putnam employees	$ 1,422,000	$418,000,000
Trustees	$137,000	$90,000,000

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Putnam fund ownership by Putnam’s Executive Board.

The following table shows how much the members of Putnam’s Executive Board have invested in the Putnam funds (in dollar ranges). Information shown is as of the end of the Fund’s last two fiscal years.

			$1-	$10,001-	$50,001-	$100,001-	$500,001-	$1,000,001
	Year	$0	$10,000	$50,000	$100,000	$500,000	$1,000,000	and over

Philippe Bibi	2006							•

Chief Technology Officer	2005							•

Joshua Brooks	2006							•

Deputy Head of Investments	2005							•

William Connolly	2006							•

Head of Retail Management	2005							•

Kevin Cronin	2006							•

Head of Investments	2005							•

Charles Haldeman, Jr.	2006							•

President and CEO	2005							•

Amrit Kanwal	2006						•

Chief Financial Officer	2005						•

Steven Krichmar	2006						•

Chief of Operations	2005							•

Francis McNamara, III	2006							•

General Counsel	2005							•

Jeffrey Peters	2006							•

Head of International business	N/A

Richard Robie, III	2006						•

Chief Administrative Officer	2005						•

Edward Shadek	2006							•

Deputy Head of Investments	2005							•

Sandra Whiston	2006						•

Head of Institutional Management	2005						•

N/A indicates the individual was not a member of Putnam’s Executive Board as of September 30, 2005.

Compensation of investment professionals.

The Investment Management Company believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments’ total incentive compensation pool that is available to the Investment Management Company’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the fund, GNMA Funds, is its broad investment category as determined by Lipper Inc. The portion of the incentive compensation pool available to the Fund’s investment management team varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

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- Consistent performance means being above median over one year.

- Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

- Superior performance (which is the largest component of the Investment Management Company’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team’s portion of the incentive compensation pool and allocating that portion to individual team members, the Investment Management Company retains discretion to reward or penalize teams or individuals, including the Fund’s Portfolio Leader and Portfolio Members, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by the Investment Management Company’s parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam’s profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

(4) Distribution Policy:

The Fund normally distributes any net investment income monthly and any net realized capital gains annually. The payment of distributions to Japanese investors may be made until the end of each month by Distributor or Sales Handling Company.

(5) Investment Restrictions:

Except as otherwise specifically designated, the investment restrictions described in this document and the Japanese prospectus are not fundamental investment restrictions. The Trustees may change any non-fundamental restrictions without shareholder approval. As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the Fund may not and will not:

A. Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made. (Note)

B. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

C. Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

D. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options, and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

E. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.

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F. With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities of other investment companies.

G. With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

H. Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Fund’s total assets would be invested in any one industry.

I. Issue any class of securities which is senior to the Fund’s shares of beneficial interest, except for permitted borrowings.

Note: So long as shares of the Fund are being offered for sale by the Fund in Japan, the Fund may not borrow money in excess of 10% of the value of its total assets.

The Investment Company Act of 1940 provides that a “vote of a majority of the outstanding voting securities” of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

The following non-fundamental investment policies may be changed by the Trustees without shareholder approval:

A. The Fund will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Fund (or the person designated by the Trustees of the Fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund’s net assets (taken at current value) would be invested in securities described in (a), (b) and (c).

In connection with the offering of its shares in Japan, the Fund has undertaken to the Japanese Securities Dealers Association that the Fund will not:

(a) invest more than 15% of its net assets in securities that are not traded on an official stock exchange or other regulated market, including, without limitation, the National Association of Securities Dealers Automated Quotation System (this restriction shall not be applicable to bonds determined by the Investment Management Company to be liquid and for which a market price (including a dealer quotation) is generally obtainable or determinable);

(b) borrow money in excess of 10% of the value of its total assets;

(c) make short sales of securities in excess of the Fund’s net asset value; and

(d) together with other mutual funds managed by the Investment Management Company, acquire more than 50% of the outstanding voting securities of any issuer.

If the undertaking is violated, the Fund will, promptly after discovery, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation. This undertaking will remain in effect as long as shares

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of the Fund are qualified for offer or sale in Japan and such undertaking is required by the Japanese Securities Dealers Association as a condition of such qualification.

Also in connection with the Fund’s offering of its shares in Japan, the Fund has adopted the following non-fundamental investment restriction:

The Fund will not invest in equity securities or warrants except that the Fund may invest in or hold preferred securities if and to the extent that such securities are characterized as debt for purposes of determining the Fund’s status as a “bond investment trust” under the Income Tax Law of Japan. There can be no assurance that the Fund will be able to invest in such preferred securities, and such investments can be made only to the extent they are consistent with the Fund’s policy of investing only in U.S. government securities.

Notwithstanding the foregoing restriction, the Fund may invest in asset-backed, hybrid and structured bonds and notes if consistent with the fund’s policy of investing only in U.S. government securities. These investments may entail significant risks that are not associated with a similar investment in a traditional debt instrument. The risks of a particular investment of this type will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the interest rate or return is linked, which may include equity securities.

All percentage limitations on investments (other than pursuant to non-fundamental restriction A.) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

3 INVESTMENT RISK

Any investment carries with it some level of risk that generally reflects its potential for reward. The Investment Management Company pursues the Fund’s goal to seek as high a level of current income as the Investment Management Company believes is consistent with preservation of capital, by investing mainly in U.S. government bonds and securitized debt instruments, although it may also invest in mortgage-backed and asset-backed securities that are privately issued and not supported by the credit of any government agency or instrumentality. The Investment Management Company will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments. A description of the risks associated with the Fund’s main investment strategies follows.

A. Risk Factors

Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the Fund, but will affect the value of the Fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

“Premium” investments offer coupon rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time.

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Credit risk. U.S. government investments generally have the least credit risk but are not completely free of credit risk. U.S. government securities that are not backed by the full faith and credit of the United States, such as federal agency bonds, are subject to higher credit risk. Other bonds or securitized debt instruments in which the Fund may invest are subject to varying degrees of risk. These risk factors may include the creditworthiness of the issuer and, in the case of mortgage-backed securities, the ability of the underlying borrowers to meet their obligations.

Prepayment Risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on securitized debt instruments, including mortgage-backed and asset-backed investments, typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. They may increase the volatility of the Fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Derivatives. The Fund may engage in a variety of transactions involving derivatives, such as futures, options and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments or indexes. The Fund may make use of "short" derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments or index. The Fund may use derivatives both for hedging and non-hedging purposes. For example, the Fund may use derivatives to increase or decrease the Fund’s exposure to long- or short-term interest rates (in the United States or outside of the United States) or as a substitute for a direct investment in the securities of one or more issuers. However, the Fund may also choose not to use derivatives, based on its evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on the Fund’s ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the Fund with investment exposure greater than the value of the Fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the Fund. The risk of loss from a short derivatives position is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

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Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations.

Mortgage-Backed and Asset-backed Securities. Mortgage-backed securities, including collateralized mortgage obligations (“CMOs”) and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-backed securities. In that event the Fund may be unable to invest the proceeds from the early payment of the mortgage-backed securities in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-backed securities. If the life of a mortgage-backed security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.

Adjustable rate mortgage securities (“ARMs”), like traditional mortgage-backed securities, are interests in pools of mortgage loans that provide investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. Unlike fixed-rate mortgage-backed securities, ARMs are collateralized by or represent interests in mortgage loans with variable rates of interest. These interest rates are reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on, among other things, changes in market interest rates or changes in the issuer’s creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. The fund may also invest in “hybrid” ARMs, whose underlying mortgages combine fixed-rate and adjustable rate features.

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Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. The automatic interest rate adjustment feature of mortgages underlying ARMs likewise reduces the ability to lock-in attractive rates. As a result, mortgage-backed and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.

At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies, or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the Fund’s yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal only or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed

18

securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Fund’s ability to buy or sell those securities at any particular time. The Fund currently does not intend to invest more than 35% of its assets in IOs and POs under normal market conditions.

The risks associated with other asset-backed securities (including in particular the risks of issuer default and of early prepayment) are generally similar to those described above for CMOs. In addition, because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, revolving credit receivables are generally unsecured, and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property.

Asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.

Other investments. In addition to the main investment strategies described above, the Fund may make other type of investments, such as investments in zero-coupon bonds. These practices may be subject to other risks.

Alternative strategies. Under normal market conditions, we keep the Fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the Fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the Fund to miss out on investment opportunities, and may prevent the Fund from achieving its goal.

B. Structure of the Risk Management

The Fund builds risk management into the investment process. The Fund identifies areas of potential risk and then puts the policies, procedures and controls in place - including oversight by a Risk Management Committee - to actively manage those risks.

Policy on excessive short-term trading

Risks of excessive short-term trading. Excessive short-term trading activity may reduce the Fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the Fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the Fund’s shares, the Fund may experience increased cash volatility, which could require the Fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the Fund’s brokerage and

19

administrative costs and, for investors in taxable accounts, may increase the taxable distributions received from the Fund.

Fund policies. In order to protect the interests of long-term shareholders of the Fund, the Investment Management Company and the Fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The Fund seeks to discourage excessive short-term trading by imposing short-term trading fees and using fair value pricing procedures to value investments under some circumstances. In addition, the Investment Management Company monitors activity in shareholder accounts about which it possesses the necessary information in order to detect excessive short-term trading patterns and takes steps to deter excessive short-term traders.

The Compliance Department of the Investment Management Company currently uses multiple reporting tools to monitor activity in retail customer accounts for which Putnam Investor Services maintains records. This review is based on the Fund’s internal parameters for detecting excessive short-term trading, which consider the number of “round trip” transactions above a specified dollar amount within a specified period of time. These parameters may change from time to time. If a monitored account engages in short-term trading that the Investment Management Company or the Fund considers to be excessive or inappropriate, the Investment Management Company will issue the investor and his or her financial intermediary, if any, a written warning. Continued excessive short-term trading activity by an investor or intermediary that has received a warning may lead to the termination of the exchange privilege. The Fund also reserves the right to terminate the exchange privilege without a warning. In addition, the Investment Management Company will also communicate instances of excessive short-term trading to the compliance staff of an investor’s broker, if one is identified.

In addition to enforcing these exchange parameters, the Investment Management Company and the Fund reserve the right to reject or restrict purchases or exchanges for any reason. The Investment Management Company or the Fund may determine that an investor’s trading activity is excessive or otherwise potentially harmful based on various factors, including an investor’s or financial intermediary’s trading history in the Fund, other Putnam funds or other investment products, and may aggregate activity in multiple accounts under common ownership or control. If the Fund identifies an investor or intermediary as a potential excessive trader, it may, among other things, require further trades to be submitted by mail rather than by phone or over the Internet, impose limitations on the amount, number, or frequency of future purchases or exchanges, or temporarily or permanently bar the investor or intermediary from investing in the Fund or other Putnam funds. The Fund may take these steps in its discretion even if the investor’s activity may not have been detected by the Fund’s current monitoring parameters.

Limitations on the Fund’s policies. There is no guarantee that the Fund will be able to detect excessive short-term trading in all accounts. For example, the Investment Management Company currently does not have access to sufficient information to identify each investor’s trading history, and in certain circumstances there are operational or technological constraints on its ability to enforce the fund’s policies. In addition, even when the Investment Management Company has sufficient information, its detection methods may not capture all excessive short-term trading.

In particular, many purchase, redemption and exchange orders are received from financial intermediaries that hold omnibus accounts with the Fund. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators. The Fund is generally not able to identify trading by a

20

particular beneficial owner within an omnibus account, which makes it difficult or impossible to determine if a particular shareholder is engaging in excessive short-term trading. The Investment Management Company monitors aggregate cash flows in omnibus accounts on an ongoing basis. If high cash flows or other information indicate that excessive short-term trading may be taking place, the Investment Management Company will contact the financial intermediary, plan sponsor or recordkeeper that maintains accounts for the underlying beneficial owner and attempt to identify and remedy any excessive trading. However, the Fund’s ability to monitor and deter excessive short-term traders in omnibus accounts ultimately depends on the capabilities and cooperation of these third-party financial firms. A financial intermediary or plan sponsor may impose different or additional limits on short-term trading.

Blackout periods for Putnam employees. Putnam Investments imposes blackout periods on investments in the Putnam funds (other than money market funds) by its employees and certain family members. Employees of Putnam Investments and covered family members may not make a purchase followed by a sale, or a sale followed by a purchase, in any non-money market Putnam fund within any 90-calendar day period. Members of the Investment Division of the Investment Management Company, certain senior executives, and certain other employees with access to investment information, as well as their covered family members, are subject to a blackout period of one year. These blackout periods are subject to limited exceptions.

4 FEES, ETC. AND TAXES

(1) Sales Charge

The sales charge in Japan shall be 3.15% (3.00% before consumption tax) of the amount obtained by deduction of the amount equivalent to 3.00% of the public offering price from such price (hereinafter referred to as the “Sales Price”). The public offering price means the amount calculated by dividing the net asset value by (1 - 0.0325) and rounded to three decimal places. Please refer to “Part II. Detailed Information Concerning the Fund, II. Procedures, etc., 1. Procedures for Sales of Shares, Etc.” hereof.

(2) Redemption Fee:

A deferred sales charge of 0.40% may apply to Class M shares purchased without an initial sales charge outside of Japan if redeemed within one year of purchase.

Deferred sales charges will be based on the lower of the shares’ cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. Investors may sell shares acquired by reinvestment of distributions without a sales charge at any time.

(3) Management Fee, etc.:

A. Management Fee

Under a Management Contract dated July 8, 1994, the Fund pays a quarterly fee to the Investment Management Company based on the average net assets of the Fund, as determined at the close of each business day during the quarter, at the annual rate of:

0.57% of the first $500 million of average net assets;
0.475% of the next $500 million of average net assets;
0.4275% of the next $500 million of average net assets; and
0.38% of any excess over $1.5 billion of such average net asset value.

The Fund paid the Investment Management Company a management fee (after applicable waivers) of 0.50% of average net assets for the Fund’s last fiscal year.

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For the past three fiscal years ending on September 30, 2004, 2005 and 2006, pursuant to the management contract, the Fund paid $9,810,474, $8,049,862 and $6,820,873, respectively, as a management fee.

B. Custodian Fee and Charges of the Investor Servicing Agent

Effective January 1, 2007, the Fund retained State Street Bank and Trust Company, 225 Franklin Street, Boston Massachusetts 02110 and 2 Avenue de Lafayette, Boston, Massachusetts 02111, (“State Street”) as its custodian. Putnam Fiduciary Trust Company, the Fund’s previous custodian, is managing the transfer of the Fund’s assets to State Street. This transfer is expected to be completed during the first half of 2007. State Street is responsible for safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the Fund’s investments, serving as the Fund’s foreign custody manager, providing reports on foreign securities depositories, making payments covering the expenses of the Fund and performing other administrative duties. State Street does not determine the investment policies of the Fund or decide which securities the Fund will by or sell. State Street has a lien on the Fund’s assets to secure charges and advances made by it.

Putnam Fiduciary Trust Company will remain custodian with respect to the Fund’s assets until the assets are transferred, performing similar services to those described for State Street. The Fund pays State Street and Putnam Fiduciary Trust Company an annual fee based on the Fund’s assets held with each of them and on securities transactions processed by each of them and reimburses them for certain out-of-pocket expenses. In addition to the fees the Fund pays to Putnam Fiduciary Trust Company for providing custody services, the Fund will make additional payments to Putnam Fiduciary Trust Company in 2007 for managing the transition of custody services from Putnam Fiduciary Trust Company to State Street and for providing oversight services. The Fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The Fund also has an offset arrangement that may reduce the Fund’s custody fee based on the amount of cash maintained by its custodian.

The Fund pays to Putnam Investor Services, a division of Putnam Fiduciary Trust Company, the Fund’s Investor Servicing Agent, such fee, out of the assets of the Fund, as is mutually agreed upon in writing from time to time, in the amount, at the time and in the manner of payment mutually agreed.

For the fiscal year ending on September 30, 2006, the Fund incurred $1,912,986 and $524,492, respectively, in fees and out-of-pocket expenses for investor servicing and custody services and provided by Putnam Fiduciary Trust Company.

C. Fee on Class M Distribution Plan

The Class M distribution plan provides for payments by the Fund to Putnam Retail Management at the annual rate of up to 1.00% of average net assets attributable to Class M shares. The Trustees currently limit payments under the Class M plan to the annual rate of 0.50% of such assets. Because these fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment.

Putnam Retail Management makes quarterly payments to MUS and other dealers at an annual rate of 0.40% of the average net asset value of Class M shares attributable to shareholders for whom MUS and other dealers are designated as the dealer of record.

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Payments under the plan are intended to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the Fund’s shares, including the payments to dealers mentioned above. Putnam Retail Management may suspend or modify such payments to dealers.

For the fiscal year ending September 30, 2006, the Fund paid 12b-1 fees under the distribution plan of $179,573 to Putnam Retail Management for Class M shares.

(4) Other Expenses:

The Fund pays all expenses not assumed by the Investment Management Company, including Trustees’ fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). The Fund also reimburses the Investment Management Company for the compensation and related expenses of certain Fund officers, and contributions to the Putnam Investments Profit Sharing Retirement Plan for their benefit. The total reimbursement is determined annually by the Trustees and was $34,655 for fiscal 2006 and the portion of total reimbursement for compensation and contributions was $28,660.

Portfolio transactions and portfolio turnover rate. Transactions on stock exchanges, commodities markets and futures markets involve the payment by the Fund of brokerage commissions. The Fund paid $167,924 in brokerage commissions during the last fiscal year, representing 0.01% of the Fund’s average net assets. Of this amount, no payments were made to brokers who also provided research services.

Although brokerage commissions and other portfolio transaction costs are not reflected in the Fund’s Total Annual Fund Operating Expenses ratio (as shown in the Annual Fund Operating Expenses table), they are reflected in the Fund’s total return.

Investors should exercise caution in comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the Fund’s transaction costs, they do not reflect any undisclosed amount of profit or “mark-up” included in the price paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund’s purchase and sale transactions may change the market price for an investment (the “market impact”).

Another factor in transaction costs is the Fund’s portfolio turnover rate, which measures how frequently the Fund buys and sells investments. During the past five years, the Fund’s fiscal year portfolio turnover rate and the average turnover rate for the Fund’s Lipper category were as follows:

Turnover Comparison
	2006	2005	2004	2003	2002

Putnam U.S. Government Income Trust	579%	782%	198%	332%	277%
Lipper GNMA Funds Average*	288%	315%	286%	383%	313%

* Average portfolio turnover rate of funds viewed by Lipper Inc. as having the same investment classification or objective as the Fund. The Lipper category average portfolio turnover rate is calculated using the portfolio turnover rate for the fiscal year end of each fund in the Lipper category. Fiscal years may vary across funds in the Lipper category, which may limit the comparability of the Fund’s portfolio

23

turnover rate to the Lipper average. Comparative data for the last fiscal year is based on information available as of December 31, 2006.

The Fund may buy and sell investments relatively often. Both the Fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. High turnover may lead to increased costs and decreased performance and, for investors in taxable accounts, increased taxes.

Portfolio holdings. For information on the fund’s portfolio, the investors may visit the Putnam Investments website, www.putnam.com/individual, where the Fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date of the information.

Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of Fund business. Subject to such policies as the Trustees may determine, the Investment Management Company furnishes a continuing investment program for the Fund and makes investment decisions on its behalf. Subject to the control of the Trustees, the Investment Management Company also manages the Fund’s other affairs and business.

The table below shows the value of each Trustee’s holdings in the Fund and in all of the Putnam Funds as of December 31, 2006.

Aggregate dollar range of
	Dollar range of Putnam US	shares held in all of the
Name of Trustee	Government Income Trust	Putnam funds overseen by
	shares owned	Trustee

Jameson A. Baxter	$1-$10,000	over $100,000
Charles B. Curtis	$10,001-$50,000	over $100,000
Myra R. Drucker	$1-$10,000	over $100,000
John A. Hill	$1-$10,000	over $100,000
Paul L. Joskow	$1-$10,000	over $100,000
Elizabeth T. Kennan	$1-$10,000	over $100,000
Kenneth R. Leibler	$1-$10,000	over $100,000
Robert E. Patterson	$10,001-$50,000	over $100,000
W. Thomas Stephens	$1-$10,000	over $100,000
Richard B. Worley	$1-$10,000	over $100,000
*Charles E. Haldeman, Jr.	$10,001-$50,000	over $100,000
*George Putnam, III	$10,001-$50,000	over $100,000

* Trustees who are or may be deemed to be “interested persons” (as defined in the Investment Company Act of 1940) of the Fund, Putnam Management, Putnam Retail Management or Marsh & McLennan Companies Inc., the parent company of Putnam Investments and its affiliated companies. Messrs. Putnam, III and Haldeman are deemed “interested persons” by virtue of their positions as officers of the Fund, Putnam Management or Putnam Retail Management or as shareholders of Marsh & McLennan Companies, Inc. Mr. Haldeman is the President and Chief Executive Officer of Putnam Investments. Mr. Putnam, III is the President of the Fund and each of the other Putnam funds. The balance of the Trustees are not “interested persons”.

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Each independent Trustee of the Fund receives an annual retainer fee and additional fees for each Trustees’ meeting attended, for attendance at industry seminars and for certain compliance-related services. Independent Trustees who serve on board committees receive additional fees for attendance at certain committee meetings and for special services rendered in that connection. Independent Trustees also are reimbursed for costs incurred in connection with their services, including costs of travel, seminars and educational materials. All of the current independent Trustees of the Fund are Trustees of all the Putnam funds and receive fees for their services. Mr. Putnam also receives the foregoing fees for his services as Trustee.

The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Board Policy and Nominating Committee, which consists solely of independent Trustees of the Fund, estimates that committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least three business days per Trustee meeting. The standing committees of the Board of Trustees, and the number of times each committee met during the Fund’s fiscal year, are shown in the table below:

Audit and Compliance Committee*	13
Board Policy and Nominating Committee	11
Brokerage Committee**	7
Contract Committee	13
Distributions Committee	11
Executive Committee	2
Investment Oversight Committees	38
Marketing Committee***	8
Pricing Committee*	13
Shareholder Communications and Relations Committee***	8
Investment Process Committee****	8

* Effective January 2006, the responsibilities of the Audit and Pricing Committee were divided between two separate committees, the Audit and Compliance Committee and the Pricing Committee. The number of meetings also includes the number of meetings held by the Audit and Pricing Committee prior to the formation of the new committees.

** Effective January 2006, the Brokerage and Custody Committee was renamed the Brokerage Committee.

*** Effective January 2006, certain responsibilities of the Communication, Service and Marketing Committee were assigned to two new committees, the Marketing Committee and the Shareholder Communications and Relations Committee. The number of meetings also includes the number of meetings held by the Communication, Service and Marketing Committee prior to the formation of the new committees.

**** The Investment Process Committee began meeting in January 2006.

The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the Fund for fiscal 2006, and the fees paid to each Trustee by all of the Putnam funds during calendar year 2006:

COMPENSATION TABLE

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		Pension or	Estimated
		retirement	annual	Total
	Aggregate	benefits	benefits from	compensation
Trustees/Year	compensation	accrued as	all Putnam	from all
	from the fund	part of fund	funds upon	Putnam
		expenses	retirement(1)	funds(2)

Jameson A. Baxter/
1994(3)	$2,978	$1,080	$110,500	$290,000

Charles B. Curtis/
2001	2,856	1,602	113,900	300,000

Myra R. Drucker/
2004(3)	2,746	N/A	N/A	290,000

Charles E. Haldeman,
Jr./2004	$0	$0	N/A	$0

John A. Hill/
1985(3)(4)	4,184	1,488	161,700	388,294

Paul L. Joskow/
1997(3)	2,873	970	113,400	295,000

Elizabeth T. Kennan/
1992(3)	2,972	1,371	108,000	300,000

Kenneth R.	N/A	N/A	N/A	47,500
Leibler/2006(5)

John H. Mullin, III/
1997(3)(6)	2,334	1,195	107,400	185,000

Robert E. Patterson/
1984	2,893	824	106,500	300,000

George Putnam, III/
1984(4)	3,176	750	130,300	320,000

W. Thomas Stephens/
1997(3)	2,705	1,148	107,100	290,000

Richard B. Worley/
2004	2,814	N/A	N/A	300,000

(1) Estimated benefits for each Trustee are based on Trustee fee rates for calendar years 2003, 2004 and 2005. For Mr. Mullin, the annual benefits equal the actual benefits he is currently receiving under the Retirement Plan for Trustees of the Putnam funds.

(2) As of December 31, 2006, there were 107 funds in the Putnam family. For Mr. Hill, amounts shown also include compensation for service as Chairman of TH Lee, Putnam Emerging Opportunities Portfolio, a closed-end fund advised by an affiliate of the Investment Management Company.

(3) Certain Trustees are also owed compensation deferred pursuant to a Trustee Compensation Deferral Plan. As of September 30, 2006, the total amounts of deferred compensation payable by the Fund, including income earned on such amounts, to these Trustees were: Ms. Baxter - $14,717; Ms. Drucker - $948; Mr. Hill - $64,767; Dr. Joskow - $17,263; Dr. Kennan - $1,030; Mr. Mullin - $19,058; and Mr. Stephens - $1,634.

(4) Includes additional compensation to Messrs. Hill and Putnam for service as Chairman of the Trustees, and President of the Funds, respectively.

(5) Mr. Leibler was elected to the Board of Trustee of the Putnam funds on October 12, 2006.

(6) Mr. Mullin retired from the Board of Trustees of the Putnam funds on June 30, 2006.

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Under a Retirement Plan for Trustees of the Putnam funds (the “Plan”), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual attendance and retainer fees paid to such Trustee for calendar years 2003, 2004 and 2005. This retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. A death benefit, also available under the Plan, ensures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee’s total years of service.

The Plan Administrator (currently the Board Policy and Nominating Committee) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment. The Trustees have terminated the Plan with respect to any Trustees first elected to the board after 2003.

The Investment Management Company places all orders for purchases and sales of the Fund’s portfolio securities. In selecting broker-dealers, the Investment Management Company may consider research and brokerage services furnished to it and its affiliates. As a matter of policy, the Investment Management Company is not permitted to consider sales of Fund shares (or of the other Putnam Funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. During fiscal 2004, 2005 and 2006, the Fund paid $0, $44,938 and $167,924 in brokerage commissions, respectively.

For the fiscal year ending on September 30, 2006, the Fund paid $5,067,958 in total other expenses, including payments under its distribution plans, but excluding management fees, investor servicing agent expenses and custodian expenses.

(5) Tax Treatment of Shareholders in Japan:

The Fund qualifies as a "foreign bond investment trust to be publicly offered" under Japanese law and on that basis, the tax treatment of Shareholders in Japan shall be as follows:

A. The distributions to be made by the Fund will be treated as distributions made by a domestic bond investment trust making, public offering of investment fund securities.

(a) The distributions to be made by the Fund to Japanese individual shareholders will be subject to separate taxation from other income (i.e. withholding of income tax at the rate of 15% and withholding of local taxes at the rate of 5% in Japan). In this case, no report concerning distributions will be filed with the Japanese tax authorities.

(b) The distributions to be made by the Fund to Japanese corporate shareholders will be subject to withholding of income tax at the rate of 15% and to withholding of local taxes at the rate of 5% in Japan. In certain cases, the Distributor or the Sales Handling Company will prepare a report concerning distributions and file such report with the Japanese tax authorities.

(c) In general, distributions from the Fund are subject to withholding of United States federal income tax at a reduced rate of 10% under the United States-Japan tax treaty that recently entered into force. The amount withheld as U.S. federal income tax may be applied for foreign tax credit in Japan. Notwithstanding the above, distributions of certain properly designated “capital gain dividends,” “interest-related dividends,” and “short-term capital gain dividends” (as such terms are defined under the United States Internal Revenue Code of 1986, as amended) will generally not be subject to withholding of

27

United States federal income tax. Furthermore, special tax rules may apply to distributions by the Fund of gain attributable to certain “U.S. real property interests.z Shareholders should consult their own tax advisor to determine the suitability of shares of the Fund as an investment.

(d) The Japanese withholding tax imposed on distributions as referred to in a. and b. above will be collected by way of the so-called “difference collecting method.” In this method only the difference between the amount equivalent to 20% of the distributions before U.S. withholding tax and the amount of U.S. withholding tax withheld in the U.S. will be collected in Japan.

B. The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to dividends paid by a domestic corporation, shall not apply.

C. Capital gains and losses arising from purchase and repurchase of the Shares shall be treated in the same way as those arising from purchase and sale of a domestic investment trust.

D. The Fund qualifies as a public offered, foreign government and corporate bond fund under the tax law. There is a possibility that other treatment may be made due to judgment by the tax authority in the future. Also, the taxation treatment described above is subject to other changes of law or practice.

E. To ensure compliance with requirements imposed by the United States Internal Revenue Service, you are hereby notified that the United States tax advice contained herein (i) is written in connection with the promotion or marketing by the Fund of the transactions or matters addressed herein, and (ii) is not intended or written to be used, and cannot be used by any taxpayer, for the purpose of avoiding United States tax penalties. Each taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

5 STATUS OF INVESTMENT FUND

(1) Diversification of Investment Portfolio

			(as of the end
			of January
			2007)

			Investment
		Total	Ratio
	Name of
Types of Assets	Country	U.S. Dollars	(%)

U.S. Government Agency
Mortgages	United States	853,641,210	72.07
Collateral Mortgage Obligations	United States	348,773,727	29.44
Asset backed securities	United States	31,242,702	2.64
Purchased Options	United States	2,971,067	0.25
Short-Term Investments	United States	279,752,268	23.62

Cash, Deposit and Other
Assets (After deduction of

liabilities)		(331,930,736)	-28.02

Total		1,184,450,238	100.00
(Net Asset Value)		[JPY 144,183 million]

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Note: Investment ratio is calculated by dividing each asset at its market value by the total net asset value of the Fund. The same applies hereinafter.

(2) Portfolio of Investments

A. Principal Holdings

Please refer to the Excel sheet (Top 30 as of December 31, 2006).

B. Investment Property

Not applicable.

C. Other Principal Investments

Not applicable.

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(3) Results of Past Operations

A. Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of the following fiscal years and at the end of each month within one year prior to the end of January 2007 is as follows:

	Total Net Asset Value		Net Asset Value per Share

	USD (thousands)	JPY (millions)	USD	JPY

3rd Fiscal Year	7,850	956	13.00	1,582
(September 30, 1997)

4th Fiscal Year	163,076	19,851	13.25	1,613
(September 30, 1998)

5th Fiscal Year	133,362	16,234	12.55	1,528
(September 30, 1999)

6th Fiscal Year	95,090	11,575	12.52	1,524
(September 30, 2000)

7th Fiscal Year	144,285	17,564	13.08	1,592
(September 30, 2001)

8th Fiscal Year	171,974	20,934	13.20	1,607
(September 30, 2002)

9th Fiscal Year	73,355	8,930	13.18	1,604
(September 30, 2003)

10th Fiscal Year	50,649	6,166	13.23	1,610
(September 30, 2004)

11th Fiscal Year	39,845	4,850	13.13	1,598
(September 30, 2005)

12th Fiscal Year	31,087	3,784	13.02	1,585
(September 30, 2006)

2006 End of February	35,386	4,308	13.12	1,597
March	34,529	4,203	13.00	1,582
April	33,641	4,095	12.92	1,573
May	34,432	4,191	12.77	1,554
June	34,983	4,258	12.72	1,548
July	34,681	4,222	12.84	1,563
August	31,348	3,816	12.98	1,580
September	31,087	3,784	13.02	1,585
October	30,800	3,749	13.06	1,590
November	30,846	3,755	13.12	1,597
December	30,476	3,710	13.07	1,591
2007 End of January	29,649	3,609	13.02	1,585

Note: Net asset value per share as of the end of February, 2007 is $13.12 (JPY 1,597).

B. Record of Distributions Paid

Fiscal Year	Amount of Dividend paid per Share
	USD	JPY

3rd Fiscal Year (10/1/96 - 9/30/97)	0.78	95
4th Fiscal Year (10/1/97 - 9/30/98)	0.80	97
5th Fiscal Year (10/1/98 - 9/30/99)	0.77	94
6th Fiscal Year (10/1/99 - 9/30/00)	0.76	93

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Fiscal Year	Amount of Dividend paid per Share
	USD	JPY

7th Fiscal Year (10/1/00 – 9/30/01)	0.72	88
8th Fiscal Year (10/1/01 – 9/30/02)	0.66	80
9th Fiscal Year (10/1/02 – 9/30/03)	0.31	38
10th Fiscal Year (10/1/03 - 9/30/04)	0.29	35
11th Fiscal Year (10/1/04 - 9/30/05)	0.37	45
12th Fiscal Year (10/1/05 - 9/30/06)	0.50	61

Note: Record of distribution paid during the period from February 1997 through March 2007 is as follows:

Year	Ex-dividend	Dividend ($)	NAV per	Ex-dividend	Dividend ($)	NAV per
	Date		Share ($)	Date		Share ($)

1997	Jan. 8	0.064	12.73	Jul. 11	0.066	12.90
	Feb. 7	0.065	12.82	Aug. 11	0.067	12.85
	Mar. 7	0.065	12.75	Sep. 10	0.066	12.86
	Apr. 8	0.064	12.57	Oct. 10	0.066	12.93
	May 12	0.064	12.73	Nov. 10	0.067	12.96
	Jun. 10	0.066	12.78	Dec. 10	0.070	13.01
1998	Jan. 12	0.068	13.12	Jul. 10	0.066	13.03
	Feb. 10	0.067	13.03	Aug. 10	0.066	13.01
	Mar. 10	0.067	13.01	Sep. 11	0.066	13.10
	Apr. 13	0.066	12.99	Oct. 12	0.066	13.08
	May 11	0.066	12.97	Nov. 10	0.066	13.02
	Jun. 10	0.066	13.04	Dec. 10	0.066	13.08
1999	Jan. 11	0.066	13.01	Jul. 12	0.063	12.61
	Feb. 10	0.063	13.00	Aug. 10	0.063	12.23
	Mar. 10	0.063	12.87	Sep. 10	0.063	12.48
	Apr. 12	0.063	12.93	Oct. 11	0.064	12.45
	May 10	0.063	12.82	Nov. 10	0.063	12.50
	Jun. 10	0.063	12.56	Dec. 10	0.063	12.49
2000	Jan. 10	0.064	12.20	Jul. 10	0.064	12.37
	Feb. 10	0.063	12.08	Aug. 10	0.063	12.47
	Mar. 10	0.064	12.18	Sep. 11	0.063	12.44
	Apr. 10	0.063	12.37	Oct. 10	0.063	12.47
	May 10	0.063	12.11	Nov. 10	0.063	12.48
	Jun. 12	0.063	12.32	Dec. 8	0.064	12.66
2001	Jan. 10	0.063	12.79	Jul. 10	0.057	12.75
	Feb. 12	0.063	12.78	Aug. 10	0.057	12.88
	Mar. 12	0.064	12.79	Sep. 10	0.057	12.92
	Apr. 10	0.057	12.76	Oct. 10	0.057	13.01
	May 10	0.057	12.74	Nov. 12	0.057	13.04
	Jun. 11	0.057	12.75	Dec. 11	0.057	12.83
2002	Jan. 10	0.057	12.89	Jul. 10	0.051	13.07
	Feb. 11	0.057	12.97	Aug. 12	0.051	13.13
	Mar. 11	0.057	12.81	Sep. 10	0.052	13.13
	Apr. 10	0.057	12.86	Oct. 10	0.037	13.17
	May 10	0.051	12.95	Nov. 11	0.037	13.16
	Jun. 10	0.051	12.95	Dec. 10	0.037	13.15

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Year	Ex-dividend	Dividend ($)	NAV per	Ex-dividend	Dividend ($)	NAV per
	Date		Share ($)	Date		Share ($)

2003	Jan. 10	0.030	13.18	Jul. 11	0.015	13.11
	Feb. 10	0.030	13.17	Aug. 12	0.015	13.00
	Mar. 10	0.024	13.20	Sep. 12	0.015	13.09
	Apr. 10	0.024	13.14	Oct. 10	0.015	13.08
	May 12	0.024	13.13	Nov. 12	0.015	13.07
	Jun. 10	0.024	13.11	Dec. 12	0.015	13.16
2004	Jan. 9	0.025	13.23	Jul. 12	0.031	13.10
	Feb. 11	0.025	13.25	Aug. 12	0.031	13.17
	Mar. 12	0.025	13.29	Sep. 10	0.031	13.21
	Apr. 12	0.025	13.16	Oct. 12	0.031	13.23
	May 12	0.025	12.88	Nov. 12	0.031	13.22
	Jun. 14	0.025	12.84	Dec. 10	0.031	13.23
2005	Jan. 11	0.031	13.22	Jul. 12	0.031	13.19
	Feb. 11	0.031	13.26	Aug. 12	0.031	13.16
	Mar. 11	0.031	13.13	Sep. 12	0.031	13.20
	Apr. 12	0.031	13.18	Oct. 12	0.031	13.07
	May 12	0.031	13.22	Nov. 11	0.031	13.01
	Jun. 10	0.031	13.23	Dec. 9	0.031	13.01
2006	Jan. 11	0.031	13.11	Jul. 12	0.037	12.69
	Feb. 10	0.036	13.06	Aug. 11	0.040	12.84
	Mar. 10	0.036	13.02	Sep. 12	0.040	12.96
	Apr. 11	0.036	12.94	Oct. 12	0.040	12.94
	May 12	0.117	12.73	Nov. 10	0.040	13.05
	Jun. 12	0.037	12.81	Dec. 8	0.040	13.07
2007	Jan. 11	0.040	13.04	Jul.
	Feb. 9	0.044	13.00	Aug.
	Mar. 12	0.044	13.09	Sep.
	Apr.			Oct.
	May			Nov.
	Jun.			Dec.

C. Record of Rate of Return

Fiscal Year	Rate of Return

3rd Fiscal Year (10/1/96 - 9/30/97)	9.39
4th Fiscal Year (10/1/97 - 9/30/98)	8.38
5th Fiscal Year (10/1/98 - 9/30/99)	0.56
6th Fiscal Year (10/1/99 - 9/30/00)	6.09
7th Fiscal Year (10/1/00 – 9/30/01)	10.56
8th Fiscal Year (10/1/01 – 9/30/02)	6.14
9th Fiscal Year (10/1/02 – 9/30/03)	2.25
10th Fiscal Year (10/1/03 – 9/30/04)	2.61
11th Fiscal Year (10/1/04 – 9/30/05)	2.08
12th Fiscal Year (10/1/05 – 9/30/06)	3.10

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Note: Calculation of the yield on investment (including dividend) (the overall yield on investment):

NAV at beginning of term means the net asset value per unit calculated at the beginning of the yield calculation period.

NAV at term end means the net asset value per unit calculated at the end of the yield calculation period.

Calculation of cumulative increase ratio by distribution:

The amount shall be obtained by multiplying together all the amounts of such dividend as distributed during the yield calculation period divided by the net asset value per unit on the ex dividend day of the relevant distribution plus 1.

II. SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT TRUST SECURITIES

1 Transfer of the Shares

The transfer agent for the registered share certificates is Putnam Fiduciary Trust Company, P.O. Box 41203, Providence, RI 02940-1203, U. S. A.

The Japanese investors who entrust the custody of their shares to the Distributor or the Sales Handling Company shall have their shares transferred under the responsibility of such company, and the other investors shall make their own arrangements.

No fee is chargeable for the transfer of shares.

2 The Closing Period of the Shareholders’ Book

No provision is made.

3 There are no annual shareholders’ meetings. A shareholder meeting at which the Board of Trustees will be elected will be held at least every five years beginning in 2004. Special shareholders’ meeting may be held from time to time as required by the Agreement and Declaration of Trust and the Investment Company Act of 1940.

4 No special privilege is granted to Shareholders.

The acquisition of Shares by any person may be restricted.

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PART II DETAILED INFORMATION CONCERNING THE FUND

I. ADDITIONAL INFORMATION CONCERNING THE FUND

1 HISTORY OF THE FUND:

November 1, 1983: Organization of the Fund as a Massachusetts business trust. Adoption of the Agreement and Declaration of Trust.

January 10, 1992: Adoption of the Amended and Restated Agreement and Declaration of Trust.

2 OUTLINE OF LAWS REGULATING THE FUND IN THE JURISDICTION WHERE ESTABLISHED

The Fund was created under, and is subject to, the laws of The Commonwealth of Massachusetts. The sale of the Fund’s shares is subject to, among other things, the Securities Act of 1933, as amended, and certain state securities laws. The Fund also attempts to qualify each year and elects to be taxed as a regulated investment company under the United States Internal Revenue Code of 1986, as amended.

The following is a broad outline of certain of the principal statutes regulating the operations of the Fund in the U.S.:

A. Massachusetts General Laws, Chapter 182 - Voluntary Associations and Certain Trusts

Chapter 182 provides in part as follows:

A copy of the declaration of trust must be filed with the Secretary of State of The Commonwealth of Massachusetts and with the Clerk of the City of Boston. Any amendment of the declaration of trust must be filed with the Secretary and the Clerk within thirty days after the adoption of such amendment.

A trust must annually file with the Secretary of State on or before June 1 a report providing the name of the trust, its address, number of shares outstanding and the names and addresses of its trustees.

Penalties may be assessed against the trust for failure to comply with certain of the provisions of Chapter 182.

B. Investment Company Act of 1940

The Investment Company Act of 1940, as amended (the “1940 Act”), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the “SEC”), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

C. Securities Act of 1933

The Securities Act of 1933, as amended (the “1933 Act”), regulates many sales of securities. The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

D. Securities Exchange Act of 1934

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The Securities Exchange Act of 1934, as amended (the “1934 Act”), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

E. The Internal Revenue Code

The Fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders.

F. Other laws

The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund’s shares.

3 OUTLINE OF THE SUPERVISORY AUTHORITIES

Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

A. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.

B. State authorities typically have broad authority to regulate the offering and sale of securities to their residents or within their jurisdictions and the activities of brokers, dealers, or other persons directly or indirectly engaged in related activities.

II PROCEDURES, ETC.

1 PROCEDURES FOR SALES OF SHARES, ETC.:

A. Sales in the United States

Investors residing in the United States can open a Fund account with as little as $500 and make subsequent investments in any amount. The minimum investment is waived if investors make regular investments weekly, semi-monthly, or monthly through automatic deductions from your their checking or savings account. Currently, Putnam is waiving the minimum, but reserves the right to reject initial investments under the minimum.

The Fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. An investor’s financial advisor or Putnam Investor Services generally must receive an investor’ s completed buy order before the close of regular trading on the New York Stock Exchange for an investor’s shares to be bought at that day’s offering price.

Investors can open an account:

Through a financial advisor. An investor’s advisor will be responsible for furnishing all necessary documents to Putnam Investor Services, and may charge an investor for his or her services.

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Alternatively, investors may request an account application from Putnam Investor Services.

Investors should simply complete the application and write a check for the amount the investor wishes to invest, payable to the Fund. Then, investors should return the check and completed form to Putnam Investor Services.

Through systematic investing. Investors may open an account by filling out the systematic investing section of the account application. Investor should simply specify the frequency of regular investments (weekly, semi-monthly or monthly) through automatic deductions from the investor’s bank checking or savings account. Application forms are available through their advisor or by calling Putnam Investor at 1-800-225-1581.

Through an Investor’s employer’s retirement plan. If investors participate in a retirement plan that offers the Fund, investors may consult their employer for information on how to purchase shares of the Fund through the plan, including any restrictions or limitations that may apply.

The Fund must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, Putnam Investor Services may not be able to open the fund accounts of such investors. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships, must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening the investor’s account, the Fund reserves the right to close such account.

Other methods of making subsequent investments:

Via the Internet or phone. If investors have an existing Putnam fund account and have completed and returned an Electronic Investment Authorization Form, such investor can buy additional shares online at www.putnam.com or by calling Putnam Investor Services at 1-800-225-1581.

By mail. Investors may also request a book of investment stubs for its account. Investors should complete an investment stub and write a check for the amount they wish to invest, payable to the fund. Then investors should return the check and investment stub to Putnam Investor Services.

By wire transfer. Investors may buy Fund shares by bank wire transfer of same-day funds. They should call Putnam Investor Services at 1-800 -225-1581 for wiring instructions. Any commercial bank can transfer same-day funds by wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund's designated bank before the close of regular trading on the NYSE. The investor’s bank may charge such investor for wiring same-day funds. Although the Fund's designated bank does not currently charge an investor for receiving same-day funds, it reserves the right to charge for this service. An investor cannot buy shares for tax-qualified retirement plans by wire transfer.

The Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

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Class M shares

- Initial sales charge of up to 3.25%

- Lower sales charges available for investments of $50,000 or more

- No deferred sales charge (except on certain redemptions of shares bought without an initial sales charge)

- Lower annual expenses, and higher dividends, than Class B or Class C shaers (not offered in Japan) because of lower 12b-1 fees

- Higher annual expenses, and lower dividends, than Class A shares (not offered in Japan) shares because of higher 12b-1 fees

- No conversion to Class A shares, so future 12b-1 fees do not decline over time

- Orders for Class M shares of one or more Putnam funds, other than Class M shares sold to qualified employee-benefit plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of Class M shares (as described below), is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more should consider whether Class A shares (not offered in Japan) would be more advantageous and consult their financial advisor.

Initial sales charges for Class M shares

	Class M sales charge as a percentage of*:

Amount of purchase	Net amount
at offering price ($)	invested	Offering price**

Under 50,000	3.36%	3.25%
50,000 but under 100,000	2.30	2.25
100,000 but under 250,000	1.27	1.25
250,000 but under 500,000	1.01	1.00
500,000 but under 1,000,000	1.01	1.00
1,000,000 and above	None	None

* Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges investors pay may be more or less than these percentages.

** Offering price includes sales charge.

The Fund offers two principal ways for investors to qualify for discounts on initial sales charges on Class M shares, often referred to as “breakpoint discounts”.

Right of accumulation. Investors can add the amount of their current purchases of Class M shares of the Fund and other Putnam funds to the value of the investors’ existing accounts in the Fund and other Putnam funds. Individuals can also include purchases by, and accounts owned by, their spouse and minor children, including accounts established through different financial advisors. For their current purchases, investors will pay the initial sales charge applicable to the total value of the linked accounts and purchases, which may be lower than the sales charge otherwise applicable to each of the investor’s current purchases. Shares of Putnam money market funds, other than money market fund shares acquired by exchange from other Putnam funds, are not included for purposes of the right of accumulation.

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To calculate the total value of an investor’s existing accounts and any linked accounts, the Fund will use the current maximum public offering price of those shares.

Statement of intention. A statement of intention is a document in which investors agree to make purchases of Class M shares in a specified amount within a period of 13 months. For each purchase investors make under the statement of intention investors will pay the initial sales charge applicable to the total amount investors have agreed to purchase. While a statement of intention is not a binding obligation on investors, if investors do not purchase the full amount of shares within 13 months, the Fund will redeem shares from an investor’s account in an amount equal to the higher initial sales charge investors would have paid in the absence of the statement of intention.

Account types that may be linked with each other to obtain breakpoint discounts using the methods described above include:

- Individual accounts

- Joint accounts

- Accounts established as part of a retirement plan and IRA accounts (some restrictions may apply)

- Shares of Putnam funds owned through accounts in the name of an investor’s dealer or other financial intermediary (with documentation identifying beneficial ownership of shares)

- Accounts held as part of a Section 529 college savings plan managed by The Investment Management Company (some restrictions may apply)

In order to obtain a breakpoint discount, investors should inform an investor’s financial advisor at the time investors purchase shares of the existence of other accounts or purchases that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or an investor’s financial advisor may ask investors for records or other information about other shares held in an investor’s accounts and linked accounts, including accounts opened with a different financial advisor. Restrictions may apply to certain accounts and transactions.

Deferred sales charges

A deferred sales charge of 0.40% may apply to Class M shares purchased without a sales charge for certain rollover IRA accounts if redeemed within one year of purchase.

Deferred sales charges will be based on the lower of the shares’ cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. Investors may sell shares acquired by reinvestment of distributions without a charge at any time.

Distribution (12b-1) plans. The Fund has adopted distribution plans to pay for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average net assets) of up to 1.00% on Class M shares. The Trustees currently limit payments on Class M shares to 0.50% of average net assets. Because these fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of an investor’s investment. The higher fees for Class M shares may cost investors more than paying the initial sales charge for Class A shares (not offered in Japan). Because Class M shares, unlike Class B shares, do not convert

38

to Class A shares, Class M shares may cost investors more over time than Class B shares.

Payments to dealers. If investors purchase their shares through a dealer (the term “dealer” includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator and any other institution having a selling, services or any similar agreement with Putnam Retail Management or one of its affiliates), their dealer generally receives payments from Putnam Retail Management representing some or all of the sales charges and distribution (12b-1) fees, if any.

Putnam Retail Management and its affiliates also pay additional compensation to selected dealers in recognition of their marketing support and/or program servicing (each of which is described in more detail below). These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the Fund or other Putnam funds to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amount paid by investors or the Fund.

The additional payments to dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that dealer, sales or net sales of a fund attributable to that dealer, or reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in Fund shares), or on the basis of a negotiated lump sum payment for services provided.

Marketing support payments, which are generally available to most dealers engaging in significant sales of Putnam fund shares, are not expected, with certain limited exceptions, to exceed 0.085% of the average assets of Putnam’s retail mutual funds attributable to that dealer on an annual basis. These payments are made for marketing support services provided by the dealers, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer's preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer.

Program servicing payments, which are paid in some instances to dealers in connection with investments in the Fund by retirement plans and other investment programs, are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. These payments are made for program services provided by the dealer, including participant recordkeeping, reporting, or transaction processing, as well as services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

Other payments. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations. Certain dealers also receive additional payments from the Fund’s transfer agent in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in the Fund or other Putnam funds through their retirement plan. These payments are not expected, with certain exceptions for affiliated and unaffiliated entities, to exceed 0.13% of the total

39

assets of such shareholders or plan participants in the fund or other Putnam funds on an annual basis.

Dealers may charge investors fees or commissions in addition to those disclosed in this prospectus. Investors can also ask their dealer about any payments it receives from Putnam Retail Management and its affiliates and any services their dealer provides, as well as about fees and/or commissions it charges.

An investor may be eligible to buy class M shares at reduced sales charges. For fiscal 2004, 2005 and 2006, Putnam Retail Management received $60,776, $30,660 and $301, respectively, in sales charges for Class M shares, of which it retained $4,660, $2,720 and $1,843, respectively after dealer concessions.

B. Sales in Japan

In Japan, Shares of the Fund are offered on any Business Day and any business day of the Distributor in Japan during the Subscription Period mentioned in “(7) Period of Subscription, Part I. Information Concerning Securities” of a securities registration statement pursuant to the terms set forth in “Part I. Information Concerning Securities” of the relevant securities registration statement. The Distributor or the Sales Handling Company shall provide to the investors an Agreement Concerning a Foreign Securities Transactions Account and other agreements (the “Account Agreement”) and receive from such investors an application for requesting the opening of a transactions account under the Account Agreement. Purchases may be made in the minimum investment amount of 100 shares and in integral multiples of 100 shares.

The issue price for Shares shall be, in principal, the net asset value per Share next calculated on the day on which the Fund receives such application. The Trade Day in Japan is the day when the Distributor confirms the execution of the order (ordinarily the business day in Japan next following the placement of orders), and payment and delivery shall be made on the fourth Business Day after and including the Trade Day. The sales charge in Japan shall be 3.15% (3.00% before consumption tax) of the amount obtained by deduction of the amount equivalent to 3.00% of the public offering price from such price (hereinafter referred to as the “Sales Price”). Any amount, which is over the net asset value, of the Sales Price shall be retained by Putnam Retail Management, principal underwriter of the Fund. The public offering price means the amount calculated by dividing the net asset value by (1 - 0.0325) and rounded to three decimal places.

Payment of purchase price shall be made in yen in principal and the applicable exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day and which shall be determined by such Distributor or Sales Handling Company. The payment may be made in dollars to the extent that the Distributor or the Sales Handling Company can agree.

In addition, the Distributor or the Sales Handling Company in Japan who are members of the Japan Securities Dealers’ Association cannot continue sales of the Shares in Japan when the net assets of the Fund are less than JPY100,000,000 or the Shares otherwise cease to comply with the “Standards of Selection of Foreign Investment Fund Securities” contained in the “Regulations Concerning the Transactions of Foreign Securities” established by the Association.

2 PROCEDURES FOR REPURCHASE OF SHARES, ETC.:

A. Repurchase in the United States

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Investors residing in the U.S. can sell investors’ shares back to the Fund any day the NYSE is open, either through the investors’ financial advisor or directly to the Fund. Payment for redemption may be delayed until the Fund collects the purchase price of shares, which may be up to 10 calendar days after the purchase date.

The Fund will impose a short-term trading fee of 1.00% of the total redemption amount (calculated at market value) if the investors sell or exchange their shares after holding them for 7 days or less (including if the investors purchased the shares by exchange). The short-term trading fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. The short-term trading fee will not apply in certain circumstances, such as redemptions in the event of shareholder death or post-purchase disability, redemptions from accounts established as part of a Section 529 college savings plan, redemptions from certain omnibus accounts, redemptions made as part of a systematic withdrawal plan, and redemptions in connection with periodic portfolio rebalancings of certain wrap accounts or automatic rebalancing arrangements entered into by Putnam Retail Management and a dealer. The fee will not apply to shares sold or exchanged by a Section 529 college savings plan or a Putnam fund-of-funds, or to redemptions for the purpose of paying benefits pursuant to tax-qualified retirement plans. In addition, for investors in defined contribution plans administered by Putnam or a Putnam affiliate, the short-term trading fee applies only to exchanges of shares purchased by exchange, and will not apply to redemptions to pay distributions or loans from such plans, redemptions of shares purchased directly with contributions by a plan participant or sponsor and redemptions of shares purchased in connection with loan repayments. These exceptions may also apply to defined contribution plans administered by third parties that assess the Fund’s short-term trading fee. For purposes of determining whether the short-term trading fee applies, the shares that were held the longest will be redeemed first. Some financial intermediaries, retirement plan sponsors or recordkeepers that hold omnibus accounts with the Fund are currently unable or unwilling to assess the Fund’s short-term trading fee. Some of these firms use different systems or criteria to assess fees that are currently higher than, and in some cases in addition to, the Fund’s short-term trading fee.

Selling shares through an investor’s financial advisor. An investor’s advisor must receive an investor’s request in proper form before the close of regular trading on the NYSE for them to receive that day’s NAV, less any applicable deferred sales charge and short-term trading fee. An investor’s advisor will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge investors for his or her services.

Selling shares directly to the Fund. Putnam Investor Services must receive investors’ request in proper form before the close of regular trading on the NYSE in order to receive that day’s NAV, less any applicable sales charge and short-term trading fee.

By mail. Investors should send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If investors have certificates for the shares they want to sell, investors must return them unendorsed with their letter of instruction.

By telephone. Investors may use Putnam’s telephone redemption privilege to redeem shares valued at less than $100,000 unless investors have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other

41

requirements may apply. Unless investors indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone.

The telephone redemption privilege is not available if there are certificates for investors’ shares. The telephone redemption privilege may be modified or terminated without notice.

Shares held through an investor’s employer's retirement plan. For information on how to sell shares of the Fund that were purchased through an investor’s employer's retirement plan, including any restrictions and charges that the plan may impose, investors should consult their employer.

Selling shares by check. If investors would like to use a Fund’s check-writing service, they should mark the proper box on the application or authorization form and complete the signature card (and, if applicable, the resolution). The Fund will send investors checks when it receives these properly completed documents. Investors can then make the checks payable to the order of anyone. The Fund will redeem a sufficient number of full and fractional shares in an investor’s account at the next NAV that is calculated after the check is accepted to cover the amount of the check and any applicable deferred sales charge and short-term trading fee. The minimum redemption amount per check is $250. Currently, Putnam is waiving this minimum.

The use of checks is subject to the rules of an investor’s fund’s designated bank for its checking accounts. If investors do not have a sufficient number of shares in their account to cover the amount of the check and any applicable deferred sales charge and short-term trading fee, the check will be returned and no shares will be redeemed. Because it is not possible to determine their account’s value in advance, investors should not write a check for the entire value of their account or try to close their account by writing a check. The Fund may change or end check-writing privileges at any time without notice. The check-writing service is not available for tax-qualified retirement plans, or if there are certificates for investors’ shares.

Additional requirements. In certain situations, for example, if investors sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. For more information concerning Putnam’s signature guarantee and documentation requirements, contact Putnam Investor Services.

Payment information. The Fund generally sends investors payment for their shares the business day after their request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities laws.

Redemption by the Fund. If investors own fewer shares than the minimum set by the Trustees (presently 20 shares), the Fund may redeem an investor’s shares without their permission and send them the proceeds. To the extent permitted by applicable law, the Fund may also redeem shares if investors own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

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B. Repurchase in Japan

Shareholders in Japan may at any time request repurchase of their Shares without a contingent deferred sales charge. Repurchase requests in Japan may be made to Investor Servicing Agent through the Distributor or the Sales Handling Company on a Fund Business Day that is a business day of the Distributor in Japan. The repurchase shall be made in integral multiples of 1 share.

The price a shareholder in Japan will receive is the next net asset value calculated after the Fund receives the repurchase request from the Distributor, provided the request is received before the close of regular trading on the New York Stock Exchange. The payment of the price shall be made in yen through the Distributor or the Sales Handling Company pursuant to the Account Agreement or, if the Distributor or the Sales Handling Company agree, in dollars. The payment for repurchase proceeds shall be made on the fourth business day of securities companies in Japan after and including the Trade Day.

C. Suspension of Repurchase:

The Fund may suspend shareholders’ right of redemption, or postpone payment for more than seven days, if the New York Stock Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the U.S. Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the U.S. Securities and Exchange Commission for protection of investors.

III. MANAGEMENT AND ADMINISTRATION

1 OUTLINE OF MANAGEMENT OF ASSETS, ETC.: (1) Valuation of Assets:

The price of the Fund’s shares is based on its NAV. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

The Fund values its investments for which market quotations are readily available at market value. It values all other investments and asset at their fair value. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the Fund’s Trustees or dealers selected by the Investment Management Company. Such services or dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. The fair value determined for an investment may differ from recent market prices for the investment.

(2) Custody of Shares:

Share certificates shall be held by Shareholders at their own risk.

43

The custody of the Share certificates (if issued) representing Shares sold to Japanese Shareholders shall, unless otherwise instructed by the Shareholder, be held, in the name of the custodian, by the custodian of MUS.

(3) Duration of Trust:

Unless terminated, the Fund shall continue without limitation of time.

(4) Accounting Year:

The accounts of the Fund will be closed each year on September 30.

(5) Miscellaneous:

A. Liquidation:

The Fund may be terminated at any time by vote of Shareholders holding at least 66 2/3% of the Shares entitled to vote or by the Trustees of the Fund by written notice to the Shareholders.

B. Procedures Relating to the Changes to the Deed and the Amendments to the Agreements with the Related Companies, etc.

(a) Agreement and Declaration of Trust:

Originals or copies of the Agreement and Declaration of Trust, as amended, are on file in the United States with the Secretary of The Commonwealth of Massachusetts and with the Clerk of the City of Boston.

The Agreement and Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by vote of Shareholders holding a majority of the Shares entitled to vote, except that an amendment which shall affect the holders of one or more series or classes of Shares but not the holders of all outstanding series and classes shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series and class affected and no vote of Shareholders of a series or class not affected shall be required. Amendments having the purpose of changing the name of the Fund or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained herein shall not require authorization by Shareholder vote.

In Japan, material changes in the Agreement and Declaration of Trust shall be published and sent to the Japanese Shareholders.

(b) Bylaws

The bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.

(c) Management Contract

The Management Contract shall automatically terminate, without the payment of any penalty, in the event of its assignment; and the Management Contract shall not be amended unless such amendment be approved at a meeting by the affirmative vote of a majority of the outstanding shares of the Fund, and by the vote, cast in person at a meeting called for the purpose of voting on such

44

approval, of a majority of the Trustees of the Fund who are not interested persons of the Fund or of the Investment Management Company.

(d) Custodian Agreement

Custodian Agreement with Putnam Fiduciary Trust Company shall continue in full force and effect until terminated as thereinafter provided, may be amended at any time by mutual agreement of the parties thereto and may be terminated by either party by an instrument in writing delivered or mailed, postage prepaid to the other party, such termination to take effect not sooner than thirty days after the date of mailing; provided, that either party may at any time immediately terminate the Custodian Agreement in the event of the appointment of a conservator or receiver for the other party or upon the happening of a like event at the direction of an appropriate regulatory agency or court of competent jurisdiction. No provision of the Custodian Agreement may be amended or terminated except by a statement in writing signed by the party against which enforcement of the amendment or termination is sought.

Custodian Agreement with State Street Bank and Trust Company may be modified or amended from time to time by mutual written agreement of the parties thereto. It shall continue in full force and effect for an initial term of four (4) years from the date of execution, and shall automatically renew for additional consecutive three (3) years, unless either party gives one hundred eighty (180) days’ prior written notice to the other of its intent not to renew. If such agreement is terminated, the Custodian shall, at reasonable request of the Fund, and subject to the consent of the Custodian, continue to provide services thereunder for a period not exceed ninety (90) days from the termination date.

(e) Investor Servicing Agreement

The Investor Servicing Agreement shall continue indefinitely until terminated by not less than ninety days prior written notice given by the Fund to the Investor Servicing Agent, or by not less than six months prior written notice given by the Investor Servicing Agent to the Fund.

(f) Distributor’s Contract

The Distributor’s Contract shall automatically terminate, without the payment of any penalty, in the event of its assignment. The Distributor’s Contract may be amended only if such amendment be approved either by action of the Trustees of the Fund or at a meeting of the shareholders of the Fund by the affirmative vote of a majority of the outstanding shares of the Fund, and by a majority of the Trustees of the Fund who are not interested persons of the Fund or of Putnam by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distributor’s Contract shall remain in full force and effect continuously (unless terminated automatically as set forth above) until terminated:

(i) Either by the Fund or Putnam by not more than sixty (60) days' nor less than ten (10) days' written notice delivered or mailed by registered mail, postage prepaid, to the other party; or

45

(ii) If the continuance of this Contract after January 31, 1995 is not specifically approved at least annually by the Trustees of the Fund or the shareholders of the Fund by the affirmative vote of a majority of the outstanding shares of the Fund, and by a majority of the Trustees of the Fund who are not interested persons of the Fund or of Putnam by vote cast in person at a meeting called for the purpose of voting on such approval.

(g) Agent Securities Company Agreement

The Agent Securities Company Agreement shall be effective until terminated upon notice, thirty (30) days prior to the termination date, in writing to the other party thereto, to the addresses listed therein, subject to the appointment of a successor agent securities company for the Fund in Japan insofar as such appointment is required in Japan.

(h) Japan Dealer Sales Contract

Either party thereto may terminate the Japan Dealer Sales Contract, without cause, upon 30 days’ written notice to the other party. Either party thereto may also terminate the Japan Dealer Sales Contract for cause upon the violation by the other party of any of the provisions thereof, such termination to become effective on the date such notice of termination is mailed to the other party.

C. Issue of Warrants, Subscription Rights, etc.:

The Fund may not grant privileges to purchase shares of the Fund to shareholders or investors by issuing warrants, subscription rights or options, or other similar rights.

D. How Performance Is Shown:

Fund advertisements may, from time to time, include performance information. “Yield” is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period.

For purposes of calculating yield, net investment income is calculated in accordance with U.S. Securities and Exchange Commission regulations and may differ from net investment income as determined for tax purposes. U.S. Securities and Exchange Commission regulations require that net investment income be calculated on a “yield-to-maturity” basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed-income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner.

Yield is based on the price of the shares, including the maximum initial sales charge.

“Total return” for the one-, five- and ten-year periods (or for the life of the Fund, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used. For the one-year, three-year, five-year and ten-year periods ended September 30, 2006, the average annual total return for Class M

46

shares of the Fund was -0.25%, 1.47%, 2.54% and 4.72%, respectively. Returns for Class M shares reflect the deduction of the current maximum initial sales charge of 3.25% (in Japan, 3.40% (3.25% before consumption tax)) for Class M shares. A deferred sales charge of up to 0.40% on Class M shares may be imposed on certain redemptions of shares bought without an initial sales charge. The 30-day yield for the Class M shares of the Fund for the period ended September 30, 2006 was 4.07% .

All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition, Fund operating expenses and the class of shares the investor purchases. Investment performance also often reflects the risks associated with the Fund’s investment objective and policies. These factors should be considered when comparing the Fund’s investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes.

Regulatory matters and litigation.

The Investment Management Company has entered into agreements with the SEC and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, the Investment Management Company will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to certain open-end funds and their shareholders. The amount will be allocated to shareholders and funds pursuant to a plan developed by an independent consultant, and will be paid following approval of the plan by the SEC and the Massachusetts Securities Division.

The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against the Investment Management Company and certain related parties, including certain Putnam funds. The Investment Management Company will bear any costs incurred by Putnam funds in connection with these lawsuits. The Investment Management Company believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

In connection with a settlement between Putnam and the Fund’s Trustees, the Fund received $326,527 during the period from Putnam to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds to Putnam for transfer agent services. This amount is included in Fees waived and reimbursed by Manager or affiliate on the Statement of operations.

The Investment Management Company and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. The Investment Management Company and Putnam Retail Management have contested the plaintiffs’ claims and the matter is

47

currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, the Investment Management Company believes that this action is without merit and that it is unlikely to have a material effect on the Investment Management Company’s and Putnam Retail Management’s ability to provide services to their clients, including the Fund.

Others

On February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of the Investment Management Company and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

This transaction, which is subject to regulatory approvals and other conditions, is currently expected to be completed by the middle of this year.

Putnam remains headquartered in Boston and retains its brand, operations, personnel, and offices. Putnam’s senior team, including investment and business professionals, remains in place and continues to be led by Putnam President and Chief Executive Officer Charles E. Haldeman, Jr.

2 Outline of Disclosure SYSTEM:

(1) Disclosure in U.S.A.:

A. Disclosure to shareholders

In accordance with the Investment Company Act of 1940, the Fund is required to send to its shareholders annual and semi-annual reports containing financial information.

B. Disclosure to the SEC

The Fund has filed a registration statement with the SEC on Form N-1A; the Fund updates that registration statement periodically in accordance with the Investment Company Act of 1940.

(2) Disclosure in Japan:

A. Disclosure to the Supervisory Authority:

(a) Disclosure Required under the Securities and Exchange Law

When the Fund intends to offer the Shares amounting to more than a certain specific amount in yen in Japan, it shall submit to the Director of Kanto Local Finance Bureau securities registration statements together with the copies of the Agreement and Declaration of the Fund and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for investors and any other persons who desire at Kanto Local Finance Bureau of the Ministry of Finance or on the Electronic Disclosure for Investors’ NETwork under the Securities and Exchange Law (“EDINET”).

The Distributor or the Sales Handling Company of the Shares shall deliver to the investors prospectuses the contents of which are substantially identical to Part I and Part II of the securities registration statements (the “Delivery Prospectus”). They shall also

48

deliver to the investors prospectuses the contents of which are substantially identical to Part III of the securities registration statements upon the request of the investors (the “Requested Prospectus”). For the purpose of disclosure of the financial conditions, etc., the Trustees shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual period and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons who desire at the Kanto Local Finance Bureau of the Ministry of Finance or on EDINET.

(b) Notifications, etc. under the Law Concerning Investment Trusts and Investment Companies

If the Investment Management Company conducts the business of offering for subscription of shares of the Fund, it must file in advance certain information relating to the Fund with the Commissioner of Financial Services Agency under the Law Concerning Investment Trusts and Investment Companies (the Law No. 198, 1951) (hereinafter referred to the “Investment Trusts Law”). In addition, if the Investment Management Company amends the Agreement and Declaration of Trust of the Fund, it must file in advance such amendment and the details thereof with the Commissioner of Financial Services Agency. Further, the Investment Management Company must prepare the Management Report on the described matters concerning the assets of the Fund under the Investment Trusts Law immediately after the end of each calculation period of the Fund and must file such Report with the Commissioner of Financial Services Agency.

B. Disclosure to Japanese Shareholders:

If the Trustees make any amendment to the Agreement and Declaration of Trust of the Fund, the substance of which is important, it must give in advance public notice concerning its intention to make such amendment and the substance of such amendment at least 30 days prior to such amendment, and must deliver written documents containing the amendment to the shareholders known in Japan. Provided, however, that if the said written documents are delivered to all the shareholders in Japan, the relevant public notice is not required to be given.

The Japanese Shareholders will be notified of the material facts which would change their position through the Distributor or the Sales Handling Company.

The above described Management Report on the Fund will be sent to the shareholders known in Japan.

3 INFORMATION CONCERNING THE RIGHTS OF SHAREHOLDERS, ETC.

(1) Rights of Shareholders , etc.:

Shareholders must register their shares in their own name in order to exercise directly their rights as Shareholders. Therefore, the Shareholders in Japan who entrust the custody of their Shares to the Distributor or the Sales Handling Company cannot exercise directly their Shareholder rights, because their Shares are registered in the name of the custodian. Shareholders in Japan may have the Distributor or the Sales Handling Company exercise their rights on their behalf in accordance with the Account Agreement with the Distributor or the Sales Handling Company.

49

Shareholders in Japan who do not entrust the custody of their Shares to the Distributor or the Sales Handling Company may exercise their rights in accordance with their own arrangement under their own responsibility.

The major rights enjoyed by Shareholders are as follows:

(a) Voting rights

Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when otherwise required by law or as determined by the Trustees. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

(b) Repurchase rights

Shareholders are entitled to request repurchase of Shares at their net asset value at any time.

(c) Rights to receive dividends

Shareholders are entitled to receive any distribution from net investment income monthly and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers.

Shareholders may choose three distribution options, though investors in Japan may only choose the last alternative.

- Reinvest all distributions in additional shares without a sales charge;

- Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or

- Receive all distributions in cash.

(d) Right to receive distributions upon dissolution

Shareholders of the Fund are entitled to receive distributions upon dissolution in proportion to the number of shares then held by them, except as otherwise required.

(e) Right to inspect accounting books and the like

Shareholders are entitled to inspect the Agreement and Declaration of Trust in the offices of the Secretary of The Commonwealth of Massachusetts, the accounting books at the discretion of the Court and the minutes of any shareholders’ meetings.

(f) Right to transfer shares

Shares are transferable without restriction except as limited by applicable law.

(g) Rights with respect to the U.S. registration statement

If, under the 1933 Act, there is, at the time it became effective, any false statement concerning a material fact in the U.S. registration statement, or any omission of any statement of a material fact required to be stated therein or necessary in order to make the statements made therein, in light of the circumstances, not misleading, shareholders are generally entitled to institute a lawsuit, against the person who had signed the relevant Registration Statement, the trustees of the issuer (or any person placed in the

50

same position), any person involved in preparing such Statement or any underwriter of the relevant shares.

(2) Foreign Exchange Control in U.S.A.:

In U.S.A., there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese Shareholders.

(3) Agent in Japan:

Gaikokuho Kyodo-Jigyo Horitsu Jimusho Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

The foregoing law firm is the true and lawful agent of the Fund to represent and act for the Fund in Japan for the purpose of;

(a) the receipt of any and all communications, claims, actions, proceedings and processes as to matters involving problems under the laws and the rules and regulations of the JSDA and

(b) representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.

The agent for the registration with the Director-General of Kanto Local Finance Bureau of the Ministry of Finance of the initial public offering concerned as well as for the continuous disclosure is the following person:

Akihiro Wani
Attorney-at-law
Gaikokuho Kyodo-Jigyo Horitsu Jimusho Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

(4) Jurisdiction:

Limited only to litigation brought by Japanese investors regarding transactions relating to (3)(b) above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:

Tokyo District Court
1-4, Kasumigaseki 1-chome
Chiyoda-ku, Tokyo

IV. FINANCIAL CONDITIONS OF THE FUND

1 FINANCIAL STATEMENTS

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Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

												Ratio of net
			Net									investment
			realized and						Total	Net	Ratio of	income
	Net asset	Net	unrealized	Total	From			Net asset	return	assets,	expenses to	(loss)
	value,	investment	gain (loss)	from	net			value,	at net	end of period	average net	to average	Portfolio
	beginning	income	on	investment	investment	Total	Redemption	end	asset	(in	assets	net assets	turnover
Period ended	of period	(loss)(a)	investments	operations	income	distributions	fees	of period	value (%)(b)	thousands)	(%)(c)	(%)	(%)

CLASS A

September 30,	$13.15	.52	(.10)	.42	(.54)	(.54)	—(d)	$13.03	3.30	$1,068,197	.94(e)	4.02(e)	579.42(f)
2006
September 30,	13.24	.37	(.05)	.32	(.41)	(.41)	—(d)	13.15	2.43	1,255,038.94		2.83	781.82(f)
2005
September 30,	13.20	.42	(.06)	.36	(.32)	(.32)	—(d)	13.24	2.81	1,441,252.94		3.24	198.47(f)
2004
September 30,	13.22	.28	.05	.33	(.35)	(.35)	—	13.20	2.52	2,022,134.88		2.12	331.95(g)
2003
September 30,	13.10	.62	.19	.81	(.69)	(.69)	—	13.22	6.41	2,432,891.85		4.74	277.25(g)
2002

CLASS B

September 30,	$13.08	.42	(.10)	.32	(.44)	(.44)	—(d)	$12.96	2.52	$132,827	1.69(e)	3.29(e)	579.42(f)
2006
September 30,	13.17	.27	(.05)	.22	(.31)	(.31)	—(d)	13.08	1.64	205,275	1.69	2.07	781.82(f)
2005
September 30,
2004	13.12	.32	(.05)	.27	(.22)	(.22)	—(d)	13.17	2.12	297,159	1.69	2.46	198.47(f)
September 30,	13.15	.18	.04	.22	(.25)	(.25)	—	13.12	1.67	529,386	1.63	1.38	331.95(g)
2003
September 30,	13.04	.51	.20	.71	(.60)	(.60)	—	13.15	5.59	691,467	1.60	3.96	277.25(g)
2002

CLASS C

September 30,	$13.13	.43	(.11)	.32	(.44)	(.44)	—(d)	$13.01	2.50	$15,985	1.69(e)	3.28(e)	579.42(f)
2006
September 30,	13.22	.27	(.05)	.22	(.31)	(.31)	—(d)	13.13	1.64	19,784	1.69	2.08	781.82(f)
2005
September 30,	13.17	.32	(.05)	.27	(.22)	(.22)	—(d)	13.22	2.08	26,181	1.69	2.44	198.47(f)
2004
September 30,	13.20	.18	.04	.22	(.25)	(.25)	—	13.17	1.70	53,235	1.63	1.34	331.95(g)
2003

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September 30,	13.08	.50	.21	.71	(.59)	(.59)	—	13.20	5.64	54,880	1.60	3.93	277.25(g)
2002

CLASS M
September 30,	$13.13	.49	(.10)	.39	(.50)	(.50)	—(d)	$13.02	3.10	$31,087	1.19(e)	3.78(e)	579.42(f)
2006
September 30,	13.23	.34	(.07)	.27	(.37)	(.37)	—(d)	13.13	2.08	39,845	1.19	2.58	781.82(f)
2005
September 30,	13.18	.39	(.05)	.34	(.29)	(.29)	—(d)	13.23	2.61	50,649	1.19	2.99	198.47(f)
2004
September 30,	13.20	.27	.02	.29	(.31)	(.31)	—	13.18	2.25	73,355	1.13	2.03	331.95(g)
2003
September 30,	13.08	.57	.21	.78	(.66)	(.66)	—	13.20	6.14	171,975	1.10	4.47	277.25(g)
2002

CLASS R
September 30,	$13.14	.48	(.09)	.39	(.51)	(.51)	—(d)	$13.02	3.04	$396	1.19(e)	3.73(e)	579.42(f)
2006
September 30,	13.24	.35	(.07)	.28	(.38)	(.38)	—(d)	13.14	2.14	166	1.19	2.60	781.82(f)
2005
September 30,	13.20	.39	(.06)	.33	(.29)	(.29)	—(d)	13.24	2.54	44	1.19	2.98	198.47(f)
2004
September 30,	13.22	.18	(.02)	.16	(.18)	(.18)	—	13.20	1.23*	1	.78*	1.30*	331.95(g)
2003†

CLASS Y
September 30,	$13.12	.55	(.09)	.46	(.58)	(.58)	—(d)	$13.00	3.60	$4,542	.69(e)	4.23(e)	579.42(f)
2006
September 30,	13.22	.40	(.06)	.34	(.44)	(.44)	—(d)	13.12	2.64	12,603.69		3.05	781.82(f)
2005
September 30,	13.18	.46	(.06)	.40	(.36)	(.36)	—(d)	13.22	3.09	26,829.69		3.45	198.47(f)
2004
September 30,	13.21	.31	.04	.35	(.38)	(.38)	—	13.18	2.73	52,590.63		2.39	331.95(g)
2003
September 30,	13.09	.62	.23	.85	(.73)	(.73)	—	13.21	6.71	70,445.60		4.92	277.25(g)
2002

* Not annualized.

† For the period January 21, 2003 (commencement of operations) to September 30, 2003.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

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(e) Reflects a non-recurring reimbursement from Putnam Investments relating to the calculation of certain amounts paid by the fund to Putnam in previous years for transfer agent services, which amounted to less than $0.01 per share and 0.02% of average net assets for the period ended September 30, 2006 (Note 5).

(f) Portfolio turnover excludes dollar roll transactions.

(g) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

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The following financial documents are omitted here:

Report of independent registered public accounting firm for the fiscal year ended September 30, 2006

Report of independent registered public accounting firm for the fiscal year ended September 30, 2005

Statement of assets and liabilities for the fiscal year ended September 30, 2006

Statement of operations for the fiscal year ended September 30, 2006

Statement of changes in net assets for the fiscal year ended September 30, 2006

Notes to financial statements for the fiscal year ended September 30, 2006

Portfolio of investments owned dated September 30, 2006

Statement of assets and liabilities for the fiscal year ended September 30, 2005

Statement of operations for the fiscal year ended September 30, 2005

Statement of changes in net assets for the fiscal year ended September 30, 2005

Financial highlights (For a share outstanding throughout the period)

Notes to financial statements for the fiscal year ended September 30, 2005

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2 PRESENT CONDITION OF THE FUND

Statement of Net Assets

				(As of the end of January 2007)

			USD	JPY (in thousands)

I	Total Assets		4,042,939,454	492,147,020

II	Total Liabilities		2,858,489,216	347,963,892

III	Total Net Assets (I-II)		1,184,450,238	144,183,127

IV	Total Number of Shares	Class A.	78,398,495	Shares
	Outstanding	Class B.	8,778,145	Shares
		Class C.	1,137,400	Shares
		Class M.	2,277,579	Shares
		Class R.	41,555	Shares
		Class Y.	340,934	Shares

V	Net Asset Value	Class A.	13.03	¥1,586
	per Share (c/d)	Class B.	12.96	¥1,578
		Class C.	13.01	¥1,584
		Class M.	13.02	¥1,585
		Class R.	13.02	¥1,585
		Class Y.	13.00	¥1,582

V Record of Sales and Repurchases

Record of sales and repurchases during the following fiscal years and number of outstanding Shares of the Fund as of the end of such fiscal years are as follows:

	Number of Shares	Number of Shares	Number of
	Sold	Repurchased	Outstanding Shares

3rd Fiscal Year	702,884	583,426	603,732
(10/1/96-9/30/97)	(0)	(0)	(0)

4th Fiscal Year	19,422,018	7,720,736	12,305,014
(10/1/97-9/30/98)	(18,344,600)	(7,230,200)	(11,114,400)

5th Fiscal Year	2,833,549	4,509,265	10,629,298
(10/1/98-9/30/99)	(1,710,900)	(3,635,550)	(9,189,750)

6th Fiscal Year	1,584,348	4,620,645	7,593,001
(10/1/99-9/30/00)	(679,000)	(3,497,820)	(6,370,930)

7th Fiscal Year	8,761,170	5,324,572	11,029,599
(10/1/00-9/30/01)	(5,822,700)	(3,425,670)	(8,767,960)

8th Fiscal Year	6,552,907	4,555,886	13,026,620
(10/1/01-9/30/02)	(4,563,800)	(2,787,790)	(10,543,970)

9th Fiscal Year	2,881,486	10,340,528	5,567,578
(10/1/02-9/30/03)	(1,175,000)	(7,664,070)	(4,054,900)

10th Fiscal Year	699,029	2,437,251	3,829,356
(10/1/03-9/30/04)	(99,500)	(1,090,250)	(3,064,150)

11th Fiscal Year	306,439	1,102,106	3,033,689
(10/1/04-9/30/05)	(46,500)	(616,400)	(2,494,250)

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12th Fiscal Year	590,785	1,236,078	2,388,396
(10/1/05-9/30/06)	(11,300)	(539,900)	(1,965,650)

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan. The Shares have been sold in Japan since December 4, 1997.

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PART III. SPECIAL INFORMATION

I. OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

1 OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

The description in this item is same as the description in “Part II. Information Concerning Fund, I. Description of the Fund, 1. Nature of the Fund, (2) Structure of the Fund, C. Investment Management Company” above.

2 SUMMARY OF BUSINESS LINES AND BUSINESS OPERATIONS

The Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of January 31, 2007, the Investment Management Company managed, advised, and/or administered the following 107 funds and fund portfolios (having an aggregate net asset value of nearly $123 billion).

			(As of the end of January 2007)

Name of		Number of	Total Net Asset Value
Country	Principal Characteristics	the Funds	($ million)

	Closed End Type Bond Fund		US$4,258.39
U.S.A.		11	(JPY518.4 billion)

	Open End Type Balanced Fund		US$34,470.76
U.S.A.		13	(JPY4,196.1billion)

	Open End Type Bond Fund		US$28,114.83
U.S.A.		32	(JPY3,426.1billion)

	Open End Type Equity Fund		US$55,840.50
U.S.A.		51	(JPY6,797.5billion)

			US$122,714.49
		107	(JPY14,938.0billion)

3 FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY

Deloitte & Touche LLP (the independent auditor of the Investment Management Company) is responsible for the contents of this part.

Japanese translation of fiscal 2005 and 2004 are attached to the Japanese version of the Securities Report.

4 RESTRICTIONS ON TRANSACTIONS WITH INTERESTED PARTIES:

Portfolio securities of the Fund may not be purchased from or sold or loaned to any Trustee of the Fund, Putnam Investment Management, LLC, acting as investment adviser of the Fund, or any affiliate thereof or any of their directors, officers, or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of Investment Management Company, on his own account whether in his own or other name (as well as a nominee’s name), 10% or more of the total issued outstanding shares of such a company) acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund’s prospectus and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest rates prevailing

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from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

5 MISCELLANEOUS

(1) Election and Removal of Directors

Directors of the Investment Management Company are elected to office or removed from office by vote of either stockholders or directors, in accordance with Articles of Organization and ByLaws of the Investment Management Company.

(2) Election and Removal of Officers

Officers are elected by the Board of Directors. The Board of Directors may remove any officer without cause.

(3) Supervision by SEC of Changes in Directors and Certain Officers

The Investment Management Company files certain reports with the SEC in accordance with Sections 203 and 204 of the Investment Advisers Act of 1940, which reports list and provide certain information relating to directors and officers of the Investment Management Company.

Under Section 9 (b) of the Investment Company Act of 1940, the SEC may prohibit the directors and officers from remaining in office if the SEC judges that such directors and officers have wilfully violated any provision of the federal securities law.

(4) Amendment to the Limited Liability Company Agreement , Transfer of Business and Other Important Matters.

A. The Limited Liability Company Agreement may be amended, under Delaware Law, by appropriate Members’ vote.

B. Under the Limited Liability Company Agreement, transfer of business requires a vote of all Members entitled to vote thereon.

C. The Investment Management Company has no direct subsidiaries.

(5) Litigation, etc.

Regulatory matters and litigation.

The Investment Management Company has entered into agreements with the SEC and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, the Investment Management Company will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to certain open-end funds and their shareholders. The amount will be allocated to shareholders and funds pursuant to a plan developed by an independent consultant, and will be paid following approval of the plan by the SEC and the Massachusetts Securities Division.

The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against the Investment Management Company and certain related parties, including certain Putnam funds. The Investment Management Company will bear any costs incurred by Putnam funds in connection with these lawsuits.

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The Investment Management Company believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

In connection with a settlement between Putnam and the Fund’s Trustees, the Fund received $326,527 during the period from Putnam to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds to Putnam for transfer agent services. This amount is included in Fees waived and reimbursed by Manager or affiliate on the Statement of operations.

The Investment Management Company and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. The Investment Management Company and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, the Investment Management Company believes that this action is without merit and that it is unlikely to have a material effect on the Investment Management Company’s and Putnam Retail Management’s ability to provide services to their clients, including the Fund.

Others

On February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of the Investment Management Company and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

This transaction, which is subject to regulatory approvals and other conditions, is currently expected to be completed by the middle of this year.

Putnam remains headquartered in Boston and retains its brand, operations, personnel, and offices. Putnam’s senior team, including investment and business professionals, remains in place and continues to be led by Putnam President and Chief Executive Officer Charles E. Haldeman, Jr.

II. OUTLINE OF THE OTHER RELATED COMPANIES

1 NAMES, AMOUNT OF CAPITAL AND DESCRIPTION OF BUSINESS

A. Putnam Fiduciary Trust Company (the Transfer Agent, Shareholder Service Agent and Custodian)

(1) Amount of Capital:

U.S.$94,176,892 (¥11.4billion) as of January 31, 2007

(2) Description of Business:

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Putnam Fiduciary Trust Company is a Massachusetts trust company and is a wholly-owned subsidiary of Putnam Investments, Inc., parent of Putnam. Putnam Fiduciary Trust Company has been providing paying agent and shareholder service agent services to mutual funds, including the Fund, since its inception and custody services since 1990. Effective January 1, 2007, the Fund retained State Street and Trust Company as its custodian.

B. State Street Bank and Trust Company (the Custodian)

(1) Amount of Capital:

U.S.$7,252 million (¥882,786 million) as of December 31, 2006

(2) Description of Business:

State Street Bank and Trust Company is a Massachusetts trust company and a principal bank subsidiary of State Street Corporation which is a financial holding company organized under the laws of the Commonwealth of Massachusetts.

C. Putnam Retail Management Limited Partnership (the Principal Underwriter)

(1) Amount of Capital: U.S.$32,246,107 (¥3.9 billion) as of January 31, 2007

(2) Description of Business:

Putnam Retail Management Limited Partnership is the Principal Underwriter of the shares of Putnam Funds including the Fund.

D. Mitsubishi UFJ Securities Co., Ltd. (Distributor in Japan and Agent Securities Company)

(1) Amount of Capital: JPY65.518 billion as of January 31, 2007

(2) Description of Business:

Mitsubishi UFJ Securities Co., Ltd. is a securities company registered under the Securities Exchange Law of Japan with the Commissioner of Financial Services Agency. It engages in offering, underwriting, distribution and intermediary of the securities and other businesses related to securities business.

2 OUTLINE OF BUSINESS RELATIONSHIP WITH THE FUND

A. Putnam Fiduciary Trust Company (the Transfer Agent, Shareholder Service Agent and Custodian)

Putnam Fiduciary Trust Company provides transfer agent services and shareholder services to the Fund. It will remain custodian with respect to Fund assets until the assets are transferred to State Street Bank and Trust Company, the successor Custodian (which is expected to be completed during the first half of 2007).

B. State Street Bank and Trust Company (the Custodian)

State Street Bank and Trust Company provides a custody service of the Fund assets to the Fund.

C. Putnam Retail Management Limited Partnership (the Principal Underwriter)

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Putnam Retail Management Limited Partnership engages in providing marketing services to the Fund.

D. Mitsubishi UFJ Securities Co., Ltd. (Distributor in Japan and Agent Securities Company)

The Company acts as a Distributor in Japan and Agent Securities Company for the Fund in connection with the offering of shares in Japan.

3 CAPITAL RELATIONSHIPS

100% of interest in Putnam Investment Management, LLC, Putnam Fiduciary Trust Company and Putnam Retail Management Limited Partnership are held by Putnam, LLC.

III. OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN MASSACHUSETTS

Below is an outline of certain general information about open-end U.S. investment companies. This outline is not intended to provide comprehensive information about such investment companies or the various laws, rules or regulations applicable to them, but provides only a brief summary of certain information that may be of interest to investors. The discussion below is qualified in its entirety by the complete registration statement of the Fund and the full text of any referenced statutes and regulations.

1 Massachusetts Business Trusts

A. General Information

Many investment companies are organized as Massachusetts business trusts. A Massachusetts business trust is organized pursuant to a declaration of trust, setting out the general rights and obligations of the shareholders, trustees, and other related parties. Generally, the trustees of the trust oversee its business, and its officers and agents manage its day-to-day affairs.

Chapter 182 of the Massachusetts General Laws applies to certain “voluntary associations”, including many Massachusetts business trusts. Chapter 182 provides for, among other things, the filing of the declaration of trust with the Secretary of State of the Commonwealth of Massachusetts and the filing by the trust of an annual statement regarding, among other things, the number of its shares outstanding and the names and addresses of its trustees.

B. Shareholder Liability

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a trust. Typically, a declaration of trust disclaims shareholder liability for acts or obligations of the trust and provides for indemnification out of trust property for all loss and expense of any shareholder held personally liable for the obligations of a trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular trust would be unable to meet its obligations.

2 United States Investment Company Laws and Enforcement

A. General

In the United States, pooled investment management arrangements which offer shares to the public are governed by a variety of federal statutes and regulations. Most mutual funds are subject to these laws. Among the more significant of these statutes are:

(a) Investment Company Act of 1940

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The Investment Company Act of 1940, as amended (the “1940 Act”), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the “SEC”), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

(b) Securities Act of 1933

The Securities Act of 1933, as amended (the “1933 Act”), regulates many sales of securities. The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failure to comply with its provisions or in respect of other specified matters.

(c) Securities Exchange Act of 1934

The Securities Exchange Act of 1934, as amended (the “1934 Act”), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

(d) The Internal Revenue Code

An investment company is an entity subject to federal income taxation under the Internal Revenue Code (the “Code”). However, under the Code, an investment company may be relieved of federal taxes on income and gains it distributes to shareholders if it qualifies as a “regulated investment company” under the Code for federal income tax purposes and meets all other necessary requirements.

(e) Other laws

The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund’s shares.

B. Outline of the Supervisory Authorities

Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

(a) The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.

(b) State authorities typically have broad authority to regulate the activities of brokers, dealers, or other persons directly or indirectly engaged in activities relating to the offering and sale of securities to their residents or within their jurisdictions.

C. Offering Shares to the Public

An investment company (“investment company” or fund) offering its shares to the public must meet a number of requirements, including, among other things, registration as an investment company under the 1940 Act; registration of the public sale of its shares under the 1933 Act; registration of the fund, the sale of its shares, or both, with state securities regulators; delivery of a current prospectus to current or prospective investors; and so forth. Many of these

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requirements must be met not only at the time of the original offering of the fund’s shares, but compliance must be maintained or updated from time to time throughout the life of the fund.

D. Ongoing Requirements

Under U.S. law, a fund that continuously offers its shares is subject to numerous ongoing requirements, including, but not limited to;

(a) Updating its prospectus if it becomes materially inaccurate or misleading;

(b) Annual update of its registration statement (including the prospectus);

(c) Filing semi-annual and annual financial reports with the SEC and distributing them to shareholders;

(d) Annual trustee approval of investment advisory arrangements, distribution plans, underwriting arrangements, errors and omissions/director and officer liability insurance, foreign custody arrangements, and independent auditors;

(e) Maintenance of a code of ethics; and

(f) Periodic board review of certain fund transactions, dividend payments, and payments under a fund’s distribution plan.

3 Management of a Fund

The board of directors or trustees of a fund are responsible for generally overseeing the conduct of a fund’s business. The officers and agents of a fund are generally responsible for the day-today operations of a fund. The trustees and officers of a fund may or may not receive a fee for their services.

The investment adviser to a fund is typically responsible for implementing the fund’s investment program. The adviser typically receives a fee for its services based on a percentage of the net assets of a fund. Certain rules govern the activities of investment advisers and the fees they may charge. In the United States, investment advisers to investment companies must be registered under the Investment Advisers Act of 1940, as amended.

4 Share Information

A. Valuation

Shares of a fund are generally sold at the net asset value next determined after an order is received by a fund, plus any applicable sales charges. A fund normally calculates its net asset value per share by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are typically valued as of the close of regular trading on the New York Stock Exchange (4:00 p.m., New York time) each day the Exchange is open.

The Fund values its investments for which market quotation are readily available at market value. It values all other investments and assets at then fair value. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the fund’s Trustees or dealers selected by The Investment Management Company. Such services or dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. The fair value determined for an investment may differ from recent market prices for the investment.

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B. Redemption

Shareholders may generally sell shares of an open-end fund to that fund any day the fund is open for business at the net asset value next computed after receipt of the Shareholder’s order. Under unusual circumstances, a fund may suspend redemptions, or postpone payment for more than seven days, if permitted by U.S. securities laws. A fund may charge redemption fees as described in its prospectus.

C. Transfer agency

The transfer agent for a fund typically processes the transfer of shares, redemption of shares, and payment and/or reinvestment of distributions.

5 Shareholder Information, Rights and Procedures for the Exercise of Such Rights

A. Voting Rights

Voting rights vary from fund to fund. In the case of many funds organized as Massachusetts business trusts, shareholders are entitled to vote on the election of trustees, approval of investment advisory agreements, underwriting agreements, and distribution plans (or amendments thereto), certain mergers or other business combinations, and certain amendments to the declaration of trust. Shareholder approval is also required to modify or eliminate a fundamental investment policy.

B. Dividends

Shareholders are typically entitled to receive dividends when and if declared by a fund’s trustees. In declaring dividends, the trustees will normally set a record date, and all shareholders of record on that date will be entitled to receive the dividend paid.

C. Dissolution

Shareholders would normally be entitled to receive the net assets of a fund which were liquidated in accordance with the proportion of the fund’s outstanding shares he or she owns.

D. Transferability

Shares of a fund are typically transferable without restriction.

E. Right to Inspection

Shareholders of a Massachusetts business trust have the right to inspect the records of the trust as provided in the declaration of trust or as otherwise provided by applicable law.

6 Tax Matters

The following is a brief summary of some of the important United States federal (and, where noted, state) income tax consequences affecting the Fund’s shareholders who are not treated as “United States persons” under the Internal Revenue Code of 1986, as amended (the “Code”), and who are not engaged in the conduct of a trade or business in the United States. Such shareholders are referred to in this discussion as “non-U.S. shareholders.” Shareholders who are treated as United States persons or hold Fund shares in connection with the conduct of a trade or business in the United States should consult the tax discussion in the Fund’s Prospectus and Statement of Additional Information. Shareholders residing in Japan should consult “Tax Treatment of Shareholders in Japan” on page 32 of the Annual Report for information regarding the Japanese tax consequences of investing in shares of the Fund. The following discussion is very general and subject to change. Therefore, prospective investors are

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urged to consult their own tax advisors about the impact an investment in the Fund may have on their own tax situations.

To ensure compliance with requirements imposed by the United States Internal Revenue Service, you are hereby notified that the United States tax advice contained herein (i) is written in connection with the promotion or marketing by the Fund of the transactions or matters addressed herein, and (ii) is not intended or written to be used, and cannot be used by any taxpayer, for the purpose of avoiding United States tax penalties. Each taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

(1) U.S. Taxation of the Fund

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code.

As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to U.S. federal income tax on any of its net investment income or net realized capital gains that are distributed to its shareholders. In addition, as long as it qualifies as a regulated investment company under the Code, under present Massachusetts law, the Fund is not subject to any excise or income taxes in Massachusetts.

In order to qualify as a “regulated investment company” and to receive the favorable tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt interest income, and the excess, if any, of its net short-term capital gains over net long-term capital losses for such year; (c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25 % of the value of the Fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of the Fund’s investments in loan participations, the Fund shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated

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investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (c) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund were to fail to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund would be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Capital Gain Dividends, as defined below are distributed after applying any available capital loss carryovers.

The Fund’s transactions in non-U.S. currencies, non-U.S. currency-denominated debt securities and certain non-U.S. currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned.

Investment by the Fund in “passive foreign (non-U.S.) investment companies” could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this fund level tax can be avoided by making an election to mark such investments to market annually or to treat the passive non-U.S. investment company as a “qualified electing fund”.

A “passive foreign investment company” is any non-U.S. corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which held by corporation (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income of at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and non-U.S. currency gains. Passive income for this purpose does not include rents and royalties received by the non-U.S. corporation from active business and certain income received from related persons.

The Fund’s investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute

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income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

(2) U.S. Tax Treatment of Non-U.S. Citizens

Distributions from the Fund to non-U.S. shareholders will generally be subject to withholding of United States federal income tax at a rate of 30% unless an applicable income tax treaty reduces or eliminates the withholding tax and the non-U.S. shareholder complies with certain certification requirements. For residents of Japan, the withholding tax rate applicable to distributions from the Fund will generally be subject to withholding of United States federal income tax at a reduced rate of 10% under the United States-Japan tax treaty. Notwithstanding the above, distributions of properly designated Capital Gain Dividends, Interest-Related Dividends and Short-Term Capital Gain Dividends (all defined below) will generally not be subject to withholding of United States federal income tax.

Under U.S. federal tax law, a beneficial holder of shares who is a non-U.S. shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on properly designated distributions of net capital gains from the sale of investments that a Fund owned for more than 12 months (a “Capital Gain Dividend”). However, a non-U.S. shareholder may be subject to U.S. federal income tax if (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met.

Effective for taxable years of a Fund beginning before January 1, 2008, a Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a non-U.S. shareholder (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the non-U.S. shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the non-U.S. shareholder and the non-U.S. shareholder is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual non-U.S. shareholder, to the extent such distributions are properly designated by the Fund (an “Interest-Related Dividend”), and (ii) with respect to distributions (other than distributions to an individual non-U.S. shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund (a “Short-Term Capital Gain dividend”).

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number, who has under-reported dividends or interest income, or who fails to certify to the Fund that he or she is a United States person and is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. Distributions will not be subject to backup withholding to the extent they are subject to the withholding of United States federal income tax.

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7 Important Participants in Offering of Mutual Fund Shares

(1) Investment Company

Certain pooled investment vehicles qualify as investment companies under the 1940 Act. There are open-end investment companies (those which offer redeemable securities) and closed-end investment companies (any others).

(2) Investment Adviser/Administrator

The investment adviser is typically responsible for the implementation of an investment company’s investment program. It, or another affiliated or unaffiliated entity, may also perform certain record keeping and administrative functions.

(3) Underwriter

An investment company may appoint one or more principal underwriters for its shares. The activities of such a principal underwriter are generally governed by a number of legal regimes, including, for example, the 1940 Act, the 1933 Act, the 1934 Act, and state laws.

(4) Transfer Agent

A transfer agent performs certain bookkeeping, data processing, and administrative services pertaining to the maintenance of shareholder accounts. A transfer agent may also handle the payment of any dividends declared by the trustees of a fund.

(5) Custodian

A custodian’s responsibilities may include, among other things, safeguarding and controlling a fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a fund’s investments.

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IV. REFERENCE INFORMATION

The following documents concerning the Fund were filed with the Director of Kanto Local Finance Bureau of Japan.

March 31, 2006:	Securities Registration Statement
Securities Report (The Eleventh Fiscal Year)

April 3, 2006	Extraordinary Report

June 30, 2006:	Semi-annual Report (During the Twelfth Term)
Amendment to Securities Registration Statement

March 16, 2007:	Amendment to Securities Registration Statement
Extraordinary Report

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